UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10487

HOTCHKIS AND WILEY FUNDS
(Exact name of registrant as specified in charter)

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Address of principal executive offices) (Zip code)

Anna Marie Lopez

Hotchkis & Wiley Capital Management, LLC

601 South Figueroa Street, 39th Floor

Los Angeles, California 90017-5704
(Name and address of agent for service)

Copies to:

Joseph M. Mannon, Esq.

Vedder Price P.C.

222 North LaSalle Street, 26th Floor

Chicago, Illinois 60601

(Counsel for the registrant)

(213) 430-1000

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class A | HWCAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.06%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 17.47% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and consumer staples detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials and industrials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-AR-44134R750

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	17.47	10.42	12.37
Class A (with sales charge)	11.28	9.23	11.76
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$81,845,972
Number of Holdings	73
Net Advisory Fee	$410,810
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	18.4%
Information Technology	17.9%
Health Care	14.6%
Industrials	12.4%
Energy	9.2%
Consumer Discretionary	7.3%
Communication Services	6.4%
Consumer Staples	5.5%
Materials	3.2%
Cash & Other	5.1%

Top Holdings	(% of net assets)
Workday, Inc.	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
APA Corp.	3.4%
American International Group, Inc.	2.9%
F5, Inc.	2.6%
PPG Industries, Inc.	2.6%
Comcast Corp.	2.6%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.5%
Telefonaktiebolaget LM Ericsson	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 2	TSR-AR-44134R750

Hotchkis & Wiley Large Cap Disciplined Value Fund
Class I | HWCIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.81%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 17.76% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and consumer staples detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials and industrials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 1	TSR-AR-44134R768

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	17.76	10.69	12.64
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$81,845,972
Number of Holdings	73
Net Advisory Fee	$410,810
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	18.4%
Information Technology	17.9%
Health Care	14.6%
Industrials	12.4%
Energy	9.2%
Consumer Discretionary	7.3%
Communication Services	6.4%
Consumer Staples	5.5%
Materials	3.2%
Cash & Other	5.1%

Top Holdings	(% of net assets)
Workday, Inc.	4.8%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
APA Corp.	3.4%
American International Group, Inc.	2.9%
F5, Inc.	2.6%
PPG Industries, Inc.	2.6%
Comcast Corp.	2.6%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.5%
Telefonaktiebolaget LM Ericsson	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Disciplined Value Fund	PAGE 2	TSR-AR-44134R768

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class A | HWLAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.19%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 19.63% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and materials detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in industrials and financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-AR-44134R107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	19.63	9.82	11.67
Class A (with sales charge)	13.35	8.65	11.07
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$361,774,710
Number of Holdings	61
Net Advisory Fee	$2,524,777
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.2%
Information Technology	20.1%
Health Care	14.2%
Industrials	10.0%
Energy	9.6%
Consumer Discretionary	7.0%
Communication Services	6.7%
Consumer Staples	4.6%
Materials	3.7%
Cash & Other	3.9%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Workday, Inc. - Class A	4.8%
SAP SE	4.2%
APA Corp.	3.7%
F5, Inc.	3.4%
American International Group, Inc.	3.2%
GE HealthCare Technologies, Inc.	3.0%
Elevance Health, Inc.	3.0%
Comcast Corp. - Class A	2.8%
PPG Industries, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-AR-44134R107

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class I | HWLIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.97%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 19.88% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and materials detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in industrials and financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-AR-44134R503

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	19.88	10.08	11.94
Russell 3000 Index	22.82	12.31	15.06
Russell 1000 Value Index	27.12	11.17	11.52
Russell 1000 Index	22.02	12.66	15.30
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$361,774,710
Number of Holdings	61
Net Advisory Fee	$2,524,777
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.2%
Information Technology	20.1%
Health Care	14.2%
Industrials	10.0%
Energy	9.6%
Consumer Discretionary	7.0%
Communication Services	6.7%
Consumer Staples	4.6%
Materials	3.7%
Cash & Other	3.9%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Workday, Inc. - Class A	4.8%
SAP SE	4.2%
APA Corp.	3.7%
F5, Inc.	3.4%
American International Group, Inc.	3.2%
GE HealthCare Technologies, Inc.	3.0%
Elevance Health, Inc.	3.0%
Comcast Corp. - Class A	2.8%
PPG Industries, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-AR-44134R503

Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Z | HWLZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$95	0.86%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 20.03% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
▪ Stock selection in health care and materials detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in industrials and financials.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 1	TSR-AR-44134R511

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	20.03	10.19	12.38
Russell 3000 Index	22.82	12.31	15.93
Russell 1000 Value Index	27.12	11.17	12.35
Russell 1000 Index	22.02	12.66	16.18
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$361,774,710
Number of Holdings	61
Net Advisory Fee	$2,524,777
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.2%
Information Technology	20.1%
Health Care	14.2%
Industrials	10.0%
Energy	9.6%
Consumer Discretionary	7.0%
Communication Services	6.7%
Consumer Staples	4.6%
Materials	3.7%
Cash & Other	3.9%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.3%
Workday, Inc. - Class A	4.8%
SAP SE	4.2%
APA Corp.	3.7%
F5, Inc.	3.4%
American International Group, Inc.	3.2%
GE HealthCare Technologies, Inc.	3.0%
Elevance Health, Inc.	3.0%
Comcast Corp. - Class A	2.8%
PPG Industries, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Large Cap Fundamental Value Fund	PAGE 2	TSR-AR-44134R511

Hotchkis & Wiley Mid-Cap Value Fund
Class A | HWMAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.20%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 22.99% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in energy and financials were the primary contributors to relative performance, followed by stock selection in health care and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-AR-44134R206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	22.99	9.85	9.75
Class A (with sales charge)	16.53	8.67	9.16
Russell 3000 Index	22.82	12.31	15.06
Russell Midcap Value Index	26.62	9.48	10.63
Russell Midcap Index	21.63	8.50	12.00
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$390,709,199
Number of Holdings	71
Net Advisory Fee	$2,909,102
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	22.7%
Industrials	14.1%
Energy	12.7%
Health Care	11.1%
Consumer Discretionary	9.5%
Information Technology	9.3%
Consumer Staples	5.3%
Communication Services	3.8%
Materials	2.5%
Cash & Other	9.0%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.6%
Workday, Inc. - Class A	4.2%
American International Group, Inc.	3.7%
Kosmos Energy Ltd.	3.5%
APA Corp.	3.5%
Fluor Corp.	3.4%
SLM Corp.	3.4%
Popular, Inc.	2.8%
Centene Corp.	2.7%
Universal Health Services, Inc. - Class B	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR-AR-44134R206

Hotchkis & Wiley Mid-Cap Value Fund
Class I | HWMIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	0.99%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 23.24% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in energy and financials were the primary contributors to relative performance, followed by stock selection in health care and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-AR-44134R800

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.24	10.07	9.99
Russell 3000 Index	22.82	12.31	15.06
Russell Midcap Value Index	26.62	9.48	10.63
Russell Midcap Index	21.63	8.50	12.00
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$390,709,199
Number of Holdings	71
Net Advisory Fee	$2,909,102
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	22.7%
Industrials	14.1%
Energy	12.7%
Health Care	11.1%
Consumer Discretionary	9.5%
Information Technology	9.3%
Consumer Staples	5.3%
Communication Services	3.8%
Materials	2.5%
Cash & Other	9.0%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.6%
Workday, Inc. - Class A	4.2%
American International Group, Inc.	3.7%
Kosmos Energy Ltd.	3.5%
APA Corp.	3.5%
Fluor Corp.	3.4%
SLM Corp.	3.4%
Popular, Inc.	2.8%
Centene Corp.	2.7%
Universal Health Services, Inc. - Class B	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR-AR-44134R800

Hotchkis & Wiley Mid-Cap Value Fund
Class Z | HWMZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$97	0.87%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 23.39% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in energy and financials were the primary contributors to relative performance, followed by stock selection in health care and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 1	TSR-AR-44134R495

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	23.39	10.21	13.37
Russell 3000 Index	22.82	12.31	15.93
Russell Midcap Value Index	26.62	9.48	11.60
Russell Midcap Index	21.63	8.50	12.32
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$390,709,199
Number of Holdings	71
Net Advisory Fee	$2,909,102
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	22.7%
Industrials	14.1%
Energy	12.7%
Health Care	11.1%
Consumer Discretionary	9.5%
Information Technology	9.3%
Consumer Staples	5.3%
Communication Services	3.8%
Materials	2.5%
Cash & Other	9.0%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.6%
Workday, Inc. - Class A	4.2%
American International Group, Inc.	3.7%
Kosmos Energy Ltd.	3.5%
APA Corp.	3.5%
Fluor Corp.	3.4%
SLM Corp.	3.4%
Popular, Inc.	2.8%
Centene Corp.	2.7%
Universal Health Services, Inc. - Class B	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Mid-Cap Value Fund	PAGE 2	TSR-AR-44134R495

Hotchkis & Wiley SMID Cap Diversified Value Fund
HWSM
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley SMID Cap Diversified Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hotchkis & Wiley SMID Cap Diversified Value Fund	$62	0.55%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The SMID Cap Diversified Value Fund returned 23.81% at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82% for the same period.
TOP CONTRIBUTORS TO PERFORMANCE

•	Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in consumer discretionary and health care.

TOP DETRACTORS FROM PERFORMANCE

•
An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market; stock selection in the sector also weighed on results.

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley SMID Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R438

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/28/2025)
Hotchkis & Wiley SMID Cap Diversified Value Fund - NAV Return	23.81	20.50
Russell 3000 Index	22.82	28.40
Russell 2500 Value Index	38.54	37.26
Russell 2500 Index	36.72	36.83
Visit https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,751,711
Number of Holdings	165
Net Advisory Fee	$13,087
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	26.6%
Industrials	15.3%
Consumer Discretionary	12.8%
Health Care	11.5%
Information Technology	10.0%
Utilities	7.3%
Materials	4.9%
Energy	4.1%
Real Estate	3.0%
Cash & Other	4.5%

Top Holdings	(% of net assets)
F5, Inc.	2.6%
PPG Industries, Inc.	2.1%
Dominion Energy, Inc.	1.9%
Telefonaktiebolaget LM Ericsson	1.8%
GE HealthCare Technologies, Inc.	1.6%
Workday, Inc.	1.5%
APA Corp.	1.4%
American International Group, Inc.	1.3%
Timken Co.	1.3%
State Street Corp.	1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley SMID Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R438

Hotchkis & Wiley Small Cap Value Fund
Class A | HWSAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.23%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 23.41% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R305

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	23.41	9.87	11.04
Class A (with sales charge)	16.92	8.69	10.45
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R305

Hotchkis & Wiley Small Cap Value Fund
Class C | HWSCX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	1.99%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 22.48% for  Class C shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R842

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	22.48	9.05	10.22
Class C (with sales charge)	21.48	9.05	10.22
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R842

Hotchkis & Wiley Small Cap Value Fund
Class I | HWSIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.01%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 23.68% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R867

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.68	10.09	11.28
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R867

Hotchkis & Wiley Small Cap Value Fund
Class Z | HWSZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$101	0.90%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 23.83% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in energy and communication services were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Small Cap Value Fund	PAGE 1	TSR-AR-44134R487

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	23.83	10.24	12.93
Russell 3000 Index	22.82	12.31	15.93
Russell 2000 Value Index	43.01	8.23	11.90
Russell 2000 Index	40.78	6.98	12.18
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$815,938,434
Number of Holdings	66
Net Advisory Fee	$4,949,716
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	20.1%
Industrials	17.5%
Information Technology	16.3%
Energy	10.1%
Communication Services	7.6%
Health Care	6.8%
Consumer Discretionary	6.1%
Utilities	4.0%
Materials	3.7%
Cash & Other	7.8%

Top Holdings	(% of net assets)
Stagwell, Inc.	5.1%
Workiva, Inc.	4.9%
SLM Corp.	4.9%
Avnet, Inc.	4.6%
F5, Inc.	3.9%
Fluor Corp.	3.7%
Olin Corp.	3.7%
First American Government Obligations Fund - Class X	3.6%
U-Haul Holding Co.	3.2%
First Hawaiian, Inc.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Value Fund	PAGE 2	TSR-AR-44134R487

Hotchkis & Wiley Small Cap Diversified Value Fund
Class A | HWVAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.06%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 30.42% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R644

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	30.42	7.61	11.10
Class A (with sales charge)	23.55	6.46	10.50
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$915,348,372
Number of Holdings	351
Net Advisory Fee	$5,034,521
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	32.6%
Consumer Discretionary	15.4%
Industrials	14.5%
Energy	10.5%
Information Technology	6.3%
Health Care	4.5%
Consumer Staples	4.3%
Materials	4.0%
Utilities	3.6%
Cash & Other	4.3%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.2%
OceanFirst Financial Corp.	0.8%
First American Government Obligations Fund - Class X	0.6%
Fortune Brands Innovations, Inc.	0.6%
NextDecade Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
Timken Co.	0.5%
Axalta Coating Systems Ltd.	0.5%
Wendy’s Co.	0.5%
Vornado Realty Trust	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R644

Hotchkis & Wiley Small Cap Diversified Value Fund
Class I | HWVIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.81%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 30.81% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R651

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	30.81	7.90	11.38
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Value Index	43.01	8.23	10.89
Russell 2000 Index	40.78	6.98	11.62
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$915,348,372
Number of Holdings	351
Net Advisory Fee	$5,034,521
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	32.6%
Consumer Discretionary	15.4%
Industrials	14.5%
Energy	10.5%
Information Technology	6.3%
Health Care	4.5%
Consumer Staples	4.3%
Materials	4.0%
Utilities	3.6%
Cash & Other	4.3%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.2%
OceanFirst Financial Corp.	0.8%
First American Government Obligations Fund - Class X	0.6%
Fortune Brands Innovations, Inc.	0.6%
NextDecade Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
Timken Co.	0.5%
Axalta Coating Systems Ltd.	0.5%
Wendy’s Co.	0.5%
Vornado Realty Trust	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R651

Hotchkis & Wiley Small Cap Diversified Value Fund
Class Z | HWVZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$88	0.76%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 30.92% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the Russell 3000 Index, which returned 22.82%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and consumer discretionary.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio was underexposed to the semiconductors and other AI-related names that led the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R479

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	30.92	7.93	11.49
Russell 3000 Index	22.82	12.31	15.93
Russell 2000 Value Index	43.01	8.23	11.90
Russell 2000 Index	40.78	6.98	12.18
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$915,348,372
Number of Holdings	351
Net Advisory Fee	$5,034,521
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Financials	32.6%
Consumer Discretionary	15.4%
Industrials	14.5%
Energy	10.5%
Information Technology	6.3%
Health Care	4.5%
Consumer Staples	4.3%
Materials	4.0%
Utilities	3.6%
Cash & Other	4.3%

Top Holdings	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	2.2%
OceanFirst Financial Corp.	0.8%
First American Government Obligations Fund - Class X	0.6%
Fortune Brands Innovations, Inc.	0.6%
NextDecade Corp.	0.5%
Marriott Vacations Worldwide Corp.	0.5%
Timken Co.	0.5%
Axalta Coating Systems Ltd.	0.5%
Wendy’s Co.	0.5%
Vornado Realty Trust	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R479

Hotchkis & Wiley Global Value Fund
Class A | HWGAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.01%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 16.00% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Index, which returned 21.34%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance. An underweight position in information technology also detracted, as the portfolio was underexposed to semiconductors and other parts of the AI complex that posted outsized gains.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials.
▪ An overweight position in energy contributed to performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-AR-44134R677

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	16.00	10.93	11.20
Class A (with sales charge)	9.88	9.74	10.60
MSCI World Index (Net) USD	21.34	11.47	13.14
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,136,056
Number of Holdings	57
Net Advisory Fee	$117,501
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
United States	54.1%
Germany	8.3%
United Kingdom	7.5%
Netherlands	6.0%
France	5.8%
Sweden	2.7%
Switzerland	2.5%
Taiwan	2.0%
Australia	1.6%
Cash & Other	9.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.4%
SAP SE	3.9%
First American Government Obligations Fund - Class X	3.6%
American International Group, Inc.	3.4%
F5, Inc.	3.2%
Elevance Health, Inc.	3.0%
Akzo Nobel NV	2.8%
GE HealthCare Technologies, Inc.	2.7%
Telefonaktiebolaget LM Ericsson	2.7%
Julius Baer Group Ltd.	2.5%
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.95%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR-AR-44134R677

Hotchkis & Wiley Global Value Fund
Class I | HWGIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.76%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 16.32% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Index, which returned 21.34%.
TOP DETRACTORS FROM PERFORMANCE
▪ Stock selection in information technology was the primary detractor from relative performance. An underweight position in information technology also detracted, as the portfolio was underexposed to semiconductors and other parts of the AI complex that posted outsized gains.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in consumer discretionary and energy were the primary contributors to relative performance, followed by stock selection in financials.
▪ An overweight position in energy contributed to performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Global Value Fund	PAGE 1	TSR-AR-44134R685

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	16.32	11.20	11.47
MSCI World Index (Net) USD	21.34	11.47	13.14
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$37,136,056
Number of Holdings	57
Net Advisory Fee	$117,501
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
United States	54.1%
Germany	8.3%
United Kingdom	7.5%
Netherlands	6.0%
France	5.8%
Sweden	2.7%
Switzerland	2.5%
Taiwan	2.0%
Australia	1.6%
Cash & Other	9.5%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	4.4%
SAP SE	3.9%
First American Government Obligations Fund - Class X	3.6%
American International Group, Inc.	3.4%
F5, Inc.	3.2%
Elevance Health, Inc.	3.0%
Akzo Nobel NV	2.8%
GE HealthCare Technologies, Inc.	2.7%
Telefonaktiebolaget LM Ericsson	2.7%
Julius Baer Group Ltd.	2.5%
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap on expenses was reduced to 0.70%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Global Value Fund	PAGE 2	TSR-AR-44134R685

Hotchkis & Wiley International Value Fund
Class I | HWNIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$86	0.76%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Value Fund returned 26.26% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the MSCI World Index, which returned 21.34%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in consumer discretionary and materials. Stock selection in energy also contributed.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio did not own the richly valued semiconductor and AI-related names that led the index.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley International Value Fund	PAGE 1	TSR-AR-44134R636

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	26.26	14.94	11.51
MSCI World Index (Net) USD	21.34	11.47	13.14
MSCI World ex-USA Index (Net) USD	20.99	9.32	9.84
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,648,838
Number of Holdings	56
Net Advisory Fee	$0
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
United Kingdom	20.6%
Netherlands	14.7%
Germany	14.7%
France	12.0%
Japan	9.7%
Canada	4.8%
Australia	4.5%
Italy	3.7%
Sweden	3.4%
Cash & Other	11.9%

Top Holdings	(% of net assets)
Akzo Nobel NV	4.7%
SAP SE	4.1%
Fuso Chemical Co. Ltd.	4.1%
Shell PLC	3.4%
Telefonaktiebolaget LM Ericsson - Class B	3.3%
TotalEnergies SE	3.3%
Henkel AG & Co. KGaA	3.2%
Qantas Airways Ltd.	3.1%
BNP Paribas SA	3.0%
Heineken Holding NV	3.0%
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.55% and the Fund’s annual cap onexpenses was reduced to 0.70%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley International Value Fund	PAGE 2	TSR-AR-44134R636

Hotchkis & Wiley International Small Cap Diversified Value Fund
Class I | HWTIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.92%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Small Cap Diversified Value Fund returned 19.50% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the MSCI World Index, which returned 21.34%.
TOP DETRACTORS FROM PERFORMANCE
▪ An underweight position in information technology was the primary detractor from relative performance, as the portfolio did not own the semiconductor and AI-related names that led the index.
▪ Stock selection in consumer discretionary and consumer staples also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in financials was the largest contributor to relative performance, led by banks, followed by stock selection in energy and materials.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 1	TSR-AR-44134R453

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Class I (without sales charge)	19.50	10.69	16.64
MSCI World Index (Net) USD	21.34	11.47	15.66
MSCI World ex-USA Small Cap Index (Net) USD	19.36	6.03	11.35
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,534,925
Number of Holdings	324
Net Advisory Fee	$0
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Geographic Breakdown	(% of net assets)
Japan	34.4%
United Kingdom	14.6%
Canada	8.9%
Australia	6.3%
Germany	5.4%
Switzerland	3.6%
France	3.4%
Italy	3.3%
Sweden	3.3%
Cash & Other	16.8%

Top Holdings	(% of net assets)
First American Government Obligations Fund - Class X	4.1%
Tsugami Corp.	1.3%
Fuso Chemical Co. Ltd.	1.1%
Tazmo Co. Ltd.	1.0%
RS Technologies Co. Ltd.	0.9%
Subsea 7 SA	0.8%
JCU Corp.	0.8%
SUSS MicroTec SE	0.8%
Hoist Finance AB	0.8%
Tocalo Co. Ltd.	0.7%
Change to the Fund’s Annual Advisory Fee Rate and Annual Cap on Expenses:
Effective August 29, 2025, the Fund’s annual advisory fee rate was reduced to 0.70% and the Fund’s annual cap on expenses was reduced to 0.89%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley International Small Cap Diversified Value Fund	PAGE 2	TSR-AR-44134R453

Hotchkis & Wiley Value Opportunities Fund
Class A | HWAAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.20%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.46% for  Class A shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R792

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.46	10.87	13.10
Class A (with sales charge)	7.51	9.68	12.49
Russell 3000 Index	22.82	12.31	15.06
Russell 3000 Value Index	27.78	10.97	11.48
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R792

Hotchkis & Wiley Value Opportunities Fund
Class C | HWACX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.93%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 12.61% for  Class C shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R826

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.61	10.07	12.28
Class C (with sales charge)	11.61	10.07	12.28
Russell 3000 Index	22.82	12.31	15.06
Russell 3000 Value Index	27.78	10.97	11.48
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R826

Hotchkis & Wiley Value Opportunities Fund
Class I | HWAIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.72% for  Class I shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.72	11.14	13.38
Russell 3000 Index	22.82	12.31	15.06
Russell 3000 Value Index	27.78	10.97	11.48
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R834

Hotchkis & Wiley Value Opportunities Fund
Class Z | HWAZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$92	0.86%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.83% for  Class Z shares at net asset value (NAV) for the 12 months  ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection in information technology was by far the primary detractor from relative performance, concentrated in software holdings that declined sharply amid AI-disruption fears. Stock selection in industrials and health care also detracted.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in materials and energy were the primary contributors to relative performance, followed by stock selection in consumer discretionary and financials.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley Value Opportunities Fund	PAGE 1	TSR-AR-44134R461

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z (without sales charge)	13.83	11.24	13.93
Russell 3000 Index	22.82	12.31	15.93
Russell 3000 Value Index	27.78	10.97	12.31
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$897,669,153
Number of Holdings	69
Net Advisory Fee	$6,033,987
Portfolio Turnover	59%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Information Technology	27.1%
Materials	14.4%
Financials	12.5%
Energy	11.5%
Industrials	9.7%
Communication Services	7.5%
Health Care	5.9%
Consumer Staples	3.7%
Consumer Discretionary	2.8%
Cash & Other	4.9%

Top Holdings	(% of net assets)
Workday, Inc. - Class A	11.7%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%
Fuso Chemical Co. Ltd.	5.3%
PPG Industries, Inc.	4.9%
Telefonaktiebolaget LM Ericsson	4.2%
SLM Corp.	3.8%
F5, Inc.	3.6%
Microsoft Corp.	3.2%
Olin Corp.	2.9%
Stagwell, Inc.	2.7%
Fund Name Change:
Effective July 1, 2026, the Fund changed its name from Hotchkis & Wiley Value Opportunities Fund to Hotchkis & Wiley Opportunities Fund.  There were no changes to the objectives, strategy, or fees of the Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley Value Opportunities Fund	PAGE 2	TSR-AR-44134R461

Hotchkis & Wiley High Yield Fund
Class A | HWHAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 4.31% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the ICE BofA U.S. Corporate Bond Index, which returned 4.47%.
TOP DETRACTORS FROM PERFORMANCE
▪ Credit selection in technology & electronics was the primary detractor from relative performance, followed by security selection in basic industry, where the portfolio held an overweight position.
▪ An overweight to CCC+ and lower-rated issues detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Credit selection in energy and healthcare were the primary contributors to relative performance, followed by security selection in capital goods and banking.
▪ An overweight to BB and B rated issues contributed to performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-AR-44134R727

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	4.31	3.67	4.76
Class A (with sales charge)	0.42	2.87	4.36
ICE BofA U.S. Corporate Bond Index	4.47	0.52	2.71
ICE BofA BB-B U.S. High Yield Constrained Index	6.10	4.01	5.49
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$751,952,502
Number of Holdings	203
Net Advisory Fee	$3,747,772
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type Breakdown	(% of net assets)
Corporate Bonds	86.2%
Bank Loans	5.0%
Money Market Funds	4.1%
Common Stocks	2.7%
Convertible Preferred Stocks	0.8%
Real Estate Investment Trusts - Preferred	0.4%
Cash & Other	0.8%

Top 10 Issuers	(% of net assets)
JPMorgan US Government Money Market Fund	3.3%
Charter Communications Inc.	2.3%
G Holdings Inc.	2.1%
Hellman & Friedman LLC	2.0%
Boardriders Inc.	1.3%
Brookfield Business Corp.	1.3%
Transdigm Group Inc.	1.0%
Societe Generale SA	1.0%
Lloyds Banking Group PLC	1.0%
Aptiv PLC	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-AR-44134R727

Hotchkis & Wiley High Yield Fund
Class I | HWHIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 4.67% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 4.47%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Credit selection in energy and healthcare were the primary contributors to relative performance, followed by security selection in capital goods and banking.
▪ An overweight to BB and B rated issues contributed to performance.
TOP DETRACTORS FROM PERFORMANCE
▪ Credit selection in technology & electronics was the primary detractor from relative performance, followed by security selection in basic industry, where the portfolio held an overweight position.
▪ An overweight to CCC+ and lower-rated issues detracted from performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-AR-44134R735

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.67	3.93	5.05
ICE BofA U.S. Corporate Bond Index	4.47	0.52	2.71
ICE BofA BB-B U.S. High Yield Constrained Index	6.10	4.01	5.49
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$751,952,502
Number of Holdings	203
Net Advisory Fee	$3,747,772
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type Breakdown	(% of net assets)
Corporate Bonds	86.2%
Bank Loans	5.0%
Money Market Funds	4.1%
Common Stocks	2.7%
Convertible Preferred Stocks	0.8%
Real Estate Investment Trusts - Preferred	0.4%
Cash & Other	0.8%

Top 10 Issuers	(% of net assets)
JPMorgan US Government Money Market Fund	3.3%
Charter Communications Inc.	2.3%
G Holdings Inc.	2.1%
Hellman & Friedman LLC	2.0%
Boardriders Inc.	1.3%
Brookfield Business Corp.	1.3%
Transdigm Group Inc.	1.0%
Societe Generale SA	1.0%
Lloyds Banking Group PLC	1.0%
Aptiv PLC	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-AR-44134R735

Hotchkis & Wiley High Yield Fund
Class Z | HWHZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 4.68% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund outperformed the ICE BofA U.S.  Corporate Bond Index, which returned 4.47%.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Credit selection in energy and healthcare were the primary contributors to relative performance, followed by security selection in capital goods and banking.
▪ An overweight to BB and B rated issues contributed to performance.
TOP DETRACTORS FROM PERFORMANCE
▪ Credit selection in technology & electronics was the primary detractor from relative performance, followed by security selection in basic industry, where the portfolio held an overweight position.
▪ An overweight to CCC+ and lower-rated issues detracted from performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Hotchkis & Wiley High Yield Fund	PAGE 1	TSR-AR-44134R529

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2018)
Class Z (without sales charge)	4.68	4.02	4.31
ICE BofA U.S. Corporate Bond Index	4.47	0.52	2.97
ICE BofA BB-B U.S. High Yield Constrained Index	6.10	4.01	5.18
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$751,952,502
Number of Holdings	203
Net Advisory Fee	$3,747,772
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type Breakdown	(% of net assets)
Corporate Bonds	86.2%
Bank Loans	5.0%
Money Market Funds	4.1%
Common Stocks	2.7%
Convertible Preferred Stocks	0.8%
Real Estate Investment Trusts - Preferred	0.4%
Cash & Other	0.8%

Top 10 Issuers	(% of net assets)
JPMorgan US Government Money Market Fund	3.3%
Charter Communications Inc.	2.3%
G Holdings Inc.	2.1%
Hellman & Friedman LLC	2.0%
Boardriders Inc.	1.3%
Brookfield Business Corp.	1.3%
Transdigm Group Inc.	1.0%
Societe Generale SA	1.0%
Lloyds Banking Group PLC	1.0%
Aptiv PLC	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/mutual-funds/resources/literature/.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
Hotchkis & Wiley High Yield Fund	PAGE 2	TSR-AR-44134R529

HW Opportunities MP Fund
HOMPX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the HW Opportunities MP Fund (the Fund) for the period of  July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The HW Opportunities MP Fund returned 21.91% at net asset value (NAV) for the 12 months ended June 30, 2026. The Fund underperformed the Russell 3000 Index, which returned 22.82%.
TOP DETRACTORS FROM PERFORMANCE
▪  Stock selection in information technology was the primary detractor from relative performance, compounded by an underweight position in the sector, as the portfolio lacked exposure to the semiconductors and other AI-related names that led the market.
▪ Stock selection in industrials, concentrated in transportation, detracted, along with positioning in health care.
TOP CONTRIBUTORS TO PERFORMANCE
▪ Stock selection in materials was the largest contributor to relative performance, followed by stock selection in communication services and energy.
▪ An underweight position in financials, combined with favorable security selection contributed to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
HW Opportunities MP Fund	PAGE 1	TSR-AR-44134R446

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/29/2020)
Fund	21.91	11.04	15.20
Russell 3000 Index	22.82	12.31	14.16
Russell 3000 Value Index	27.78	10.97	13.49
Visit https://www.hwcm.com/HOMPX for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$81,470,877
Number of Holdings	48
Net Advisory Fee	$0
Portfolio Turnover	75%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Sector Breakdown	(% of net assets)
Materials	23.7%
Communication Services	15.8%
Information Technology	11.7%
Industrials	10.8%
Energy	10.1%
Financials	7.6%
Consumer Staples	4.9%
Health Care	4.0%
Real Estate	1.5%
Cash & Other	9.9%

Top Holdings	(% of net assets)
Fuso Chemical Co. Ltd.	14.7%
Havas NV	6.5%
Stagwell, Inc.	6.3%
Olin Corp.	6.2%
First American Government Obligations Fund - Class X	5.9%
Workday, Inc. - Class A	5.1%
Qantas Airways Ltd.	5.1%
California Resources Corp.	4.2%
Henkel AG & Co. KGaA	3.2%
Ovintiv, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.hwcm.com/HOMPX.
IMPORTANT INFORMATION
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Hotchkis & Wiley Capital Management, LLC documents not be  householded, please contact Hotchkis & Wiley Capital Management, LLC at 866-HW-FUNDS (866-493-8637), or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Hotchkis & Wiley Capital Management, LLC or your financial intermediary.
HW Opportunities MP Fund	PAGE 2	TSR-AR-44134R446

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the code of ethics is available without charge, upon request, by calling toll-free at 1-800-796-5606.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Trustees (the “Board”) has determined that Robert Fitzgerald, a member of the registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to professional services performed by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The principal accountant did not provide any other services.

The following table details the aggregate fees billed or expected to be billed to the Funds for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$277,530	$269,350
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e)(1) The registrant’s Audit Committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. The Committee shall pre-approve any engagements of the independent auditors to provide any non-prohibited services to the registrant, including the fees and other compensation to be paid to the independent auditors. The Committee has delegated certain pre-approval responsibilities to its Chair, who may grant the pre-approval of services to the registrant for non-prohibited services for engagements of less than $5,000. The Committee shall also pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment advisor, Hotchkis & Wiley Capital Management, LLC (the “Advisor”) (or any “control affiliate” of the Advisor providing ongoing services to the registrant), if the engagement relates directly to the operations and financial reporting of the registrant. The Chair of the Committee may grant the pre-approval for non-prohibited services to the Advisor for engagements of less than $5,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(e)(2) The Committee approved in advance all audit services and non-audit services that Deloitte & Touche LLP (“D&T”) provided to the Funds, except for any non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The percentage of fees billed by D&T applicable to non-audit services pursuant to the pre-approval exception were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the full time permanent employees of the principal accountant.

(g) During the last two fiscal years, D&T has served as the auditor to the Advisor and/or affiliates of the Advisor, and has rendered non-audit services to the Advisor and/or affiliates of the Advisor. The non-audit services that D&T provided to the Advisor and/or affiliates of the Advisor in 2026 and 2025 consisted of preparing state and federal tax returns. D&T charged $244,986 and $233,320 for such non-audit services to the Advisor and/or affiliates of the Advisor for 2026 and 2025, respectively. None of the non-audit services provided by D&T to the Advisor and/or affiliates of the Advisor directly related to the operations or financial reporting of the registrant.

(h) The Committee has considered whether the provision of audit and non-audit services that were rendered to the Advisor and any entity controlling, controlled by or under common control with the Advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Items 4(i) and 4(j) are not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Randall H. Breitenbach, Alejandra C. Edwards, Marcy Elkind, Robert Fitzgerald and H. Thomas Hicks.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hotchkis & Wiley Funds
Annual Financial Statements
and Additional Information
JUNE 30, 2026
LARGE CAP DISCIPLINED VALUE FUND
LARGE CAP FUNDAMENTAL VALUE FUND
MID-CAP VALUE FUND
SMID CAP DIVERSIFIED VALUE FUND
SMALL CAP VALUE FUND
SMALL CAP DIVERSIFIED VALUE FUND
GLOBAL VALUE FUND
INTERNATIONAL VALUE FUND
INTERNATIONAL SMALL CAP DIVERSIFIED VALUE FUND
VALUE OPPORTUNITIES FUND
HIGH YIELD FUND

HOTCHKIS & WILEY LARGE CAP DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.2%
Boeing Co.(a)	3,760	$813,927
General Dynamics Corp.	1,700	602,208
Lockheed Martin Corp.	800	407,568
		1,823,703
Air Freight & Logistics - 1.6%
FedEx Corp.	4,220	1,321,409
Automobile Components - 3.7%
Aptiv PLC(a)	14,600	896,148
BorgWarner, Inc.	7,170	476,088
Magna International, Inc.	25,370	1,665,794
		3,038,030
Automobiles - 2.1%
General Motors Co.	21,900	1,688,052
Banks - 10.6%
Bank of America Corp.	16,400	934,472
Citigroup, Inc.	13,154	1,841,034
Citizens Financial Group, Inc.	5,700	399,399
First Citizens BancShares, Inc. - Class A	525	1,092,414
Truist Financial Corp.	20,040	998,393
US Bancorp	30,100	1,818,040
Wells Fargo & Co.	19,500	1,611,480
		8,695,232
Beverages - 1.2%
Constellation Brands, Inc. - Class A	7,300	1,015,357
Capital Markets - 1.1%
State Street Corp.	5,200	881,920
Chemicals - 3.2%
Olin Corp.	25,000	495,500
PPG Industries, Inc.	17,400	2,110,446
		2,605,946
Communications Equipment - 5.1%
F5, Inc.(a)	5,200	2,162,992
Telefonaktiebolaget LM Ericsson - ADR(b)	184,150	2,053,273
		4,216,265
Construction & Engineering - 0.5%
Fluor Corp.(a)	7,200	377,208
Distributors - 1.1%
Genuine Parts Co.	7,500	884,850
Electric Utilities - 0.5%
PPL Corp.	10,370	376,949
Electronic Equipment, Instruments & Components - 2.5%
CDW Corp.	8,600	1,209,504
TE Connectivity PLC	4,000	806,440
		2,015,944
Energy Equipment & Services - 2.0%
NOV, Inc.	36,500	677,075
SLB Ltd.	20,300	943,747
		1,620,822

	Shares	Value
Financial Services - 3.8%
Corebridge Financial, Inc.	32,900	$941,927
Fidelity National Information Services, Inc.	17,580	683,510
Fiserv, Inc.(a)	30,080	1,475,424
		3,100,861
Food Products - 3.7%
Conagra Brands, Inc.	18,450	248,337
J M Smucker Co.	7,300	821,250
Kraft Heinz Co.	46,480	1,097,858
Mondelez International, Inc. - Class A	14,900	861,816
		3,029,261
Ground Transportation - 0.8%
Norfolk Southern Corp.	2,200	692,098
Health Care Equipment & Supplies - 5.0%
GE HealthCare Technologies, Inc.	32,512	2,081,093
Medtronic PLC	15,282	1,195,511
Zimmer Biomet Holdings, Inc.	9,440	812,690
		4,089,294
Health Care Providers & Services - 9.1%
Centene Corp.(a)	8,010	514,162
Cigna Group	5,800	1,598,944
Elevance Health, Inc.	5,360	2,072,873
Humana, Inc.	2,600	1,032,772
Labcorp Holdings, Inc.	3,100	868,000
UnitedHealth Group, Inc.	3,200	1,330,016
		7,416,767
Insurance - 2.9%
American International Group, Inc.	31,800	2,370,054
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A	3,100	1,107,847
IT Services - 0.9%
Cognizant Technology Solutions Corp. - Class A	19,400	751,362
Machinery - 6.5%
CNH Industrial NV	133,800	1,502,574
Cummins, Inc.	550	392,265
Deere & Co.	1,100	697,763
Fortive Corp.	14,500	885,805
PACCAR, Inc.	10,500	1,261,260
Stanley Black & Decker, Inc.	6,300	592,956
		5,332,623
Media - 5.0%
Comcast Corp. - Class A	85,900	2,108,845
Omnicom Group, Inc.	19,600	1,427,468
WPP PLC - ADR(b)	35,900	556,091
		4,092,404
Multi-Utilities - 2.3%
Dominion Energy, Inc.	27,400	1,871,146
Oil, Gas & Consumable Fuels - 7.2%
APA Corp.	84,900	2,765,193
ConocoPhillips	4,569	474,993
Ovintiv, Inc.	24,500	1,289,925
Shell PLC - ADR	17,862	1,385,020
		5,915,131

The accompanying notes are an integral part of these financial statements.

1

HOTCHKIS & WILEY LARGE CAP DISCIPLINED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Personal Care Products - 0.6%
Unilever PLC - ADR	8,622	$518,355
Pharmaceuticals - 0.5%
GSK PLC - ADR	8,340	437,183
Professional Services - 0.8%
Leidos Holdings, Inc.	6,500	669,305
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc.	4,000	739,160
Software - 8.5%
Check Point Software Technologies Ltd.(a)	2,490	327,261
Salesforce, Inc.	10,700	1,676,262
SAP SE - ADR(b)	6,600	1,017,126
Workday, Inc. - Class A(a)	31,900	3,905,198
		6,925,847
Specialty Retail - 0.4%
Lithia Motors, Inc.	1,100	319,539
TOTAL COMMON STOCKS (Cost $69,328,866)		79,939,924
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	2,867,440	2,867,440
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,867,440)		2,867,440
	Shares
MONEY MARKET FUNDS - 2.4%
First American Government Obligations Fund - Class X, 3.57%(c)	1,950,406	1,950,406
TOTAL MONEY MARKET FUNDS (Cost $1,950,406)		1,950,406
TOTAL INVESTMENTS - 103.6% (Cost $74,146,712)		$84,757,770
Liabilities in Excess of Other Assets - (3.6)%		(2,911,798)
TOTAL NET ASSETS - 100.0%		$81,845,972

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $2,769,836.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	9,600	$2,686,944
Lockheed Martin Corp.	3,500	1,783,110
		4,470,054
Air Freight & Logistics - 1.6%
FedEx Corp.	18,620	5,830,481
Automobile Components - 3.3%
Aptiv PLC(a)	56,500	3,467,970
Magna International, Inc.	127,200	8,351,952
		11,819,922
Automobiles - 2.2%
General Motors Co.	103,200	7,954,656
Banks - 11.0%
Bank of America Corp.	73,800	4,205,124
Citigroup, Inc.	63,718	8,917,971
First Citizens BancShares, Inc. - Class A	1,400	2,913,106
Truist Financial Corp.	137,500	6,850,250
US Bancorp	148,740	8,983,896
Wells Fargo & Co.	96,600	7,983,024
		39,853,371
Beverages - 1.2%
Constellation Brands, Inc. - Class A	31,700	4,409,153
Capital Markets - 1.5%
State Street Corp.	33,200	5,630,720
Chemicals - 3.7%
Olin Corp.	190,700	3,779,674
PPG Industries, Inc.	78,100	9,472,749
		13,252,423
Communications Equipment - 5.9%
F5, Inc.(a)	29,400	12,229,224
Telefonaktiebolaget LM Ericsson - ADR(b)	817,800	9,118,470
		21,347,694
Distributors - 1.5%
Genuine Parts Co.	46,500	5,486,070
Electric Utilities - 0.5%
PPL Corp.	47,000	1,708,450
Electronic Equipment, Instruments & Components - 3.4%
CDW Corp.	61,200	8,607,168
TE Connectivity PLC	17,800	3,588,658
		12,195,826
Energy Equipment & Services - 2.1%
NOV, Inc.	177,600	3,294,480
SLB Ltd.	91,200	4,239,888
		7,534,368
Financial Services - 4.5%
Corebridge Financial, Inc.	185,400	5,308,002
Fidelity National Information Services, Inc.	137,100	5,330,448
Fiserv, Inc.(a)	112,200	5,503,410
		16,141,860

	Shares	Value
Food Products - 2.6%
J M Smucker Co.	48,800	$5,490,000
Mondelez International, Inc. - Class A	66,200	3,829,008
		9,319,008
Ground Transportation - 1.1%
Norfolk Southern Corp.	12,400	3,900,916
Health Care Equipment & Supplies - 5.4%
GE HealthCare Technologies, Inc.	168,362	10,776,852
Medtronic PLC	80,300	6,281,869
Zimmer Biomet Holdings, Inc.	29,500	2,539,655
		19,598,376
Health Care Providers & Services - 7.8%
Cigna Group	25,600	7,057,408
Elevance Health, Inc.	27,770	10,739,492
Humana, Inc.	11,400	4,528,308
UnitedHealth Group, Inc.	14,300	5,943,509
		28,268,717
Insurance - 3.2%
American International Group, Inc.	154,200	11,492,526
Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A	11,750	4,199,097
IT Services - 0.4%
Cognizant Technology Solutions Corp. - Class A	40,700	1,576,311
Machinery - 6.1%
CNH Industrial NV	631,700	7,093,991
Cummins, Inc.	3,900	2,781,519
PACCAR, Inc.	46,500	5,585,580
Stanley Black & Decker, Inc.	70,100	6,597,812
		22,058,902
Media - 5.5%
Comcast Corp. - Class A	406,200	9,972,210
Omnicom Group, Inc.	87,400	6,365,342
WPP PLC - ADR(b)	232,100	3,595,229
		19,932,781
Multi-Utilities - 2.3%
Dominion Energy, Inc.	122,200	8,345,038
Oil, Gas & Consumable Fuels - 7.5%
APA Corp.	410,800	13,379,756
ConocoPhillips	23,560	2,449,297
Ovintiv, Inc.	106,680	5,616,702
Shell PLC - ADR	73,542	5,702,447
		27,148,202
Personal Care Products - 0.8%
Unilever PLC - ADR	49,300	2,963,916
Pharmaceuticals - 1.0%
GSK PLC - ADR	70,940	3,718,675
Semiconductors & Semiconductor Equipment - 0.9%
QUALCOMM, Inc.	18,000	3,326,220

The accompanying notes are an integral part of these financial statements.

3

Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 9.5%
Check Point Software Technologies Ltd.(a)	14,583	$1,916,644
SAP SE - ADR(b)	98,400	15,164,424
Workday, Inc. - Class A(a)	141,400	17,310,188
		34,391,256
TOTAL COMMON STOCKS (Cost $302,988,981)		357,874,989
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	33,800	1,786,330
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,847,011)		1,786,330
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	22,845,200	22,845,200
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,845,200)		22,845,200
	Shares
MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 3.57%(c)	5,017,569	5,017,569
TOTAL MONEY MARKET FUNDS (Cost $5,017,569)		5,017,569
TOTAL INVESTMENTS - 107.1% (Cost $332,698,761)		$387,524,088
Liabilities in Excess of Other Assets - (7.1)%		(25,749,378)
TOTAL NET ASSETS - 100.0%		$361,774,710

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $22,093,074.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 93.2%
Automobile Components - 5.2%
Adient PLC(a)	336,800	$6,190,384
Aptiv PLC(a)	42,500	2,608,650
Goodyear Tire & Rubber Co.(a)	190,100	1,254,660
Lear Corp.	13,700	1,836,622
Magna International, Inc.	88,300	5,797,778
Versigent PLC(a)	65,001	2,730,692
		20,418,786
Banks - 6.6%
Citizens Financial Group, Inc.	31,200	2,186,184
First Citizens BancShares, Inc. - Class A	2,887	6,007,241
Popular, Inc.	66,800	10,967,224
Zions Bancorp NA	96,800	6,697,592
		25,858,241
Beverages - 1.2%
Constellation Brands, Inc. - Class A	14,900	2,072,441
Molson Coors Beverage Co. - Class B	62,400	2,431,104
		4,503,545
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc.(a)	53,400	3,055,548
Capital Markets - 0.9%
State Street Corp.	19,700	3,341,120
Chemicals - 2.5%
Huntsman Corp.	182,800	1,941,336
Olin Corp.	404,900	8,025,118
		9,966,454
Commercial Services & Supplies - 1.3%
Brink's Co.	55,700	5,263,093
Communications Equipment - 0.8%
F5, Inc.(a)	2,600	1,081,496
Telefonaktiebolaget LM Ericsson - ADR(b)	170,900	1,905,535
		2,987,031
Construction & Engineering - 3.4%
Fluor Corp.(a)	251,900	13,197,041
Consumer Finance - 5.2%
Ally Financial, Inc.	161,000	7,397,950
SLM Corp.	505,100	13,102,294
		20,500,244
Electric Utilities - 1.2%
NRG Energy, Inc.	15,500	2,263,930
PPL Corp.	71,900	2,613,565
		4,877,495
Electronic Equipment, Instruments & Components - 1.7%
Avnet, Inc.	23,600	2,096,152
CDW Corp.	32,400	4,556,736
		6,652,888
Financial Services - 6.3%
Corebridge Financial, Inc.	156,500	4,480,595
Euronet Worldwide, Inc.(a)	30,100	2,203,019
Fidelity National Information Services, Inc.	126,200	4,906,656
Fiserv, Inc.(a)	163,300	8,009,865
WEX, Inc.(a)	36,600	5,163,894
		24,764,029

	Shares	Value
Food Products - 2.6%
Conagra Brands, Inc.	157,300	$2,117,258
J M Smucker Co.	36,000	4,050,000
Kraft Heinz Co.	167,000	3,944,540
		10,111,798
Ground Transportation - 2.1%
U-Haul Holding Co.	141,200	8,147,240
Health Care Equipment & Supplies - 2.1%
GE HealthCare Technologies, Inc.	65,900	4,218,259
Solventum Corp.(a)	51,100	3,942,365
		8,160,624
Health Care Providers & Services - 6.6%
Centene Corp.(a)	165,100	10,597,769
Humana, Inc.	15,500	6,156,910
Universal Health Services, Inc. - Class B	62,100	9,233,649
		25,988,328
Hotels, Restaurants & Leisure - 1.6%
Marriott Vacations Worldwide Corp.	60,300	6,143,364
Household Durables - 1.0%
Whirlpool Corp.	94,600	3,729,132
Insurance - 3.7%
American International Group, Inc.	194,100	14,466,273
IT Services - 2.6%
Amdocs Ltd.	111,700	5,645,318
Cognizant Technology Solutions Corp. - Class A	115,800	4,484,934
		10,130,252
Life Sciences Tools & Services - 0.8%
ICON PLC(a)	18,000	3,126,780
Machinery - 4.2%
AGCO Corp.	15,600	1,867,320
CNH Industrial NV	558,200	6,268,586
Stanley Black & Decker, Inc.	89,900	8,461,388
		16,597,294
Media - 3.8%
Omnicom Group, Inc.	91,800	6,685,794
WPP PLC - ADR(b)	517,500	8,016,075
		14,701,869
Multi-Utilities - 1.0%
Dominion Energy, Inc.	58,500	3,994,965
Oil, Gas & Consumable Fuels - 12.7%
APA Corp.	420,866	13,707,606
California Resources Corp.	85,600	4,525,672
Crescent Energy Co. - Class A	911,487	8,950,802
Kosmos Energy Ltd.(a)	6,545,120	13,810,203
Murphy Oil Corp.	47,100	1,533,576
Ovintiv, Inc.	132,400	6,970,860
		49,498,719
Personal Care Products - 1.5%
Herbalife Ltd.(a)	449,200	5,906,980

The accompanying notes are an integral part of these financial statements.

5

Hotchkis & Wiley Mid-Cap Value Fund
Schedule of Investments
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC(a)	13,000	$3,132,610
Professional Services - 3.1%
Leidos Holdings, Inc.	31,200	3,212,664
ManpowerGroup, Inc.	133,000	4,491,410
Robert Half, Inc.(b)	140,500	4,313,350
		12,017,424
Software - 4.2%
Workday, Inc. - Class A(a)	135,300	16,563,426
Specialty Retail - 1.2%
Lithia Motors, Inc.	12,500	3,631,125
Upbound Group, Inc.	44,200	937,924
		4,569,049
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.(a)	98,800	1,834,716
TOTAL COMMON STOCKS (Cost $350,666,289)		364,206,358
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Health Care REITs - 1.5%
Alexandria Real Estate Equities, Inc.	113,400	5,993,190
Hotel & Resort REITs - 0.6%
Pebblebrook Hotel Trust	125,600	2,437,896
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,538,897)		8,431,086
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.6%
First American Government Obligations Fund - Class X, 3.57%(c)	18,061,391	18,061,391
TOTAL MONEY MARKET FUNDS (Cost $18,061,391)		18,061,391
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	7,208,393	7,208,393
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,208,393)		7,208,393
TOTAL INVESTMENTS - 101.8% (Cost $383,474,970)		$397,907,228
Liabilities in Excess of Other Assets - (1.8)%		(7,198,029)
TOTAL NET ASSETS - 100.0%		$390,709,199

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $6,735,303.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

6

Hotchkis & Wiley SMID Cap Diversified Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	36	$10,076
Automobile Components - 4.5%
Aptiv PLC(a)	254	15,591
BorgWarner, Inc.	279	18,526
Gentex Corp.	682	17,234
Lear Corp.	219	29,359
Magna International, Inc.	255	16,743
Versigent PLC(a)	368	15,460
Visteon Corp.	121	12,004
		124,917
Automobiles - 1.0%
Harley-Davidson, Inc.	573	14,016
Thor Industries, Inc.	183	13,754
		27,770
Banks - 9.6%
Associated Banc-Corp.	628	19,324
Banc of California, Inc.	571	11,666
BankUnited, Inc.	235	11,386
Beacon Financial Corp.	338	10,292
Cathay General Bancorp	205	12,708
Columbia Banking System, Inc.	546	17,499
CVB Financial Corp.	521	11,749
First Busey Corp.	391	11,534
First Citizens BancShares, Inc. - Class A	13	27,050
First Hawaiian, Inc.	406	11,896
First Merchants Corp.	262	11,447
Flagstar Bank NA	1,219	18,212
Popular, Inc.	114	18,716
Provident Financial Services, Inc.	469	11,087
Simmons First National Corp. - Class A	510	11,551
WaFd, Inc.	319	12,240
Western Alliance Bancorp	223	18,331
Zions Bancorp NA	265	18,335
		265,023
Beverages - 0.6%
Constellation Brands, Inc. - Class A	65	9,041
Molson Coors Beverage Co. - Class B	214	8,337
		17,378
Biotechnology - 0.6%
Halozyme Therapeutics, Inc.(a)	217	16,985
Building Products - 1.6%
Fortune Brands Innovations, Inc.	542	29,756
UFP Industries, Inc.	160	14,518
		44,274
Capital Markets - 3.0%
Federated Hermes, Inc.	265	14,634
Franklin Resources, Inc.	582	19,363
State Street Corp.	200	33,920
Virtu Financial, Inc. - Class A	239	14,237
		82,154
Chemicals - 4.5%
Axalta Coating Systems Ltd.(a)	843	28,847
HB Fuller Co.	168	9,793
Huntsman Corp.	812	8,623
Innospec, Inc.	104	8,465

	Shares	Value
Olin Corp.	417	$8,265
PPG Industries, Inc.	481	58,341
		122,334
Commercial Services & Supplies - 0.3%
Brink's Co.	88	8,315
Communications Equipment - 4.3%
F5, Inc.(a)	171	71,129
Telefonaktiebolaget LM Ericsson - ADR	4,340	48,391
		119,520
Construction & Engineering - 0.6%
Fluor Corp.(a)	326	17,079
Consumer Finance - 1.7%
Ally Financial, Inc.	394	18,104
Bread Financial Holdings, Inc.	135	14,627
SLM Corp.	492	12,763
		45,494
Containers & Packaging - 0.4%
Sonoco Products Co.	183	10,312
Electric Utilities - 3.7%
Eversource Energy	333	24,066
Exelon Corp.	509	23,730
FirstEnergy Corp.	193	9,175
OGE Energy Corp.	226	10,997
Portland General Electric Co.	188	9,744
PPL Corp.	652	23,700
		101,412
Electrical Equipment - 1.2%
Atkore, Inc.	160	12,166
Sensata Technologies Holding PLC	438	20,910
		33,076
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc.(a)	69	14,725
Avnet, Inc.	163	14,478
Crane NXT Co.	239	12,227
ePlus, Inc.	127	10,570
Sanmina Corp.(a)	79	19,994
Vontier Corp.	387	11,223
		83,217
Energy Equipment & Services - 1.2%
Halliburton Co.	278	9,438
NOV, Inc.	781	14,488
Weatherford International PLC	106	8,639
		32,565
Financial Services - 4.7%
Corebridge Financial, Inc.	667	19,096
Equitable Holdings, Inc.	375	16,455
Essent Group Ltd.	252	16,199
Euronet Worldwide, Inc.(a)	149	10,905
Fidelity National Information Services, Inc.	194	7,543
Fiserv, Inc.(a)	248	12,165
NMI Holdings, Inc. - Class A(a)	259	10,642
Radian Group, Inc.	297	11,188
Voya Financial, Inc.	146	13,217
WEX, Inc.(a)	93	13,121
		130,531

The accompanying notes are an integral part of these financial statements.

7

Hotchkis & Wiley SMID Cap Diversified Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food Products - 1.4%
Conagra Brands, Inc.	724	$9,745
J M Smucker Co.	136	15,300
Kraft Heinz Co.	622	14,692
		39,737
Gas Utilities - 0.9%
New Jersey Resources Corp.	272	15,243
ONE Gas, Inc.	114	8,786
		24,029
Ground Transportation - 1.6%
Landstar System, Inc.	65	13,443
U-Haul Holding Co.	549	31,677
		45,120
Health Care Equipment & Supplies - 4.3%
GE HealthCare Technologies, Inc.	674	43,143
Lantheus Holdings, Inc.(a)	177	19,636
LivaNova PLC(a)	158	12,992
Solventum Corp.(a)	370	28,546
Zimmer Biomet Holdings, Inc.	160	13,774
		118,091
Health Care Providers & Services - 4.8%
Centene Corp.(a)	403	25,868
Concentra Group Holdings Parent, Inc.	436	12,971
Humana, Inc.	85	33,764
Labcorp Holdings, Inc.	54	15,120
Molina Healthcare, Inc.(a)	104	23,785
Universal Health Services, Inc. - Class B	138	20,519
		132,027
Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp.	183	16,164
Hilton Grand Vacations, Inc.(a)	232	12,150
Travel + Leisure Co.	208	15,898
Vail Resorts, Inc.	73	9,939
		54,151
Household Durables - 0.4%
Whirlpool Corp.	267	10,525
Household Products - 0.4%
Reynolds Consumer Products, Inc.	450	12,082
Insurance - 7.6%
American International Group, Inc.	479	35,700
Arch Capital Group Ltd.(a)	150	14,559
CNO Financial Group, Inc.	242	12,337
Everest Group Ltd.	45	16,075
Fidelity National Financial, Inc.	304	14,337
Globe Life, Inc.	102	18,225
Hartford Insurance Group, Inc.	72	9,541
Lincoln National Corp.	291	10,287
Principal Financial Group, Inc.	165	17,784
Prudential Financial, Inc.	163	17,593
Travelers Cos., Inc.	83	27,400
White Mountains Insurance Group Ltd.	7	14,514
		208,352

	Shares	Value
IT Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	234	$9,063
Everforth, Inc.(a)	186	3,324
		12,387
Leisure Products - 1.1%
Brunswick Corp.	220	18,533
Mattel, Inc.(a)	917	12,728
		31,261
Life Sciences Tools & Services - 0.6%
ICON PLC(a)	92	15,981
Machinery - 4.8%
AGCO Corp.	121	14,484
CNH Industrial NV	2,223	24,964
Flowserve Corp.	125	9,270
Fortive Corp.	264	16,128
Stanley Black & Decker, Inc.	331	31,154
Timken Co.	245	35,603
		131,603
Media - 0.8%
Omnicom Group, Inc.	120	8,739
WPP PLC - ADR	863	13,368
		22,107
Multi-Utilities - 2.7%
Avista Corp.	250	10,227
Black Hills Corp.	138	10,267
Dominion Energy, Inc.	782	53,403
		73,897
Oil, Gas & Consumable Fuels - 2.9%
APA Corp.	1,156	37,651
California Resources Corp.	159	8,406
Crescent Energy Co. - Class A	829	8,141
Murphy Oil Corp.	302	9,833
Ovintiv, Inc.	277	14,584
		78,615
Personal Care Products - 0.3%
BellRing Brands, Inc.(a)	574	7,428
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC(a)	133	32,049
Professional Services - 2.2%
Amentum Holdings, Inc.(a)	540	11,162
Genpact Ltd.	252	6,930
Korn Ferry	157	10,453
Maximus, Inc.	133	7,150
Robert Half, Inc.	423	12,986
Science Applications International Corp.	108	11,924
		60,605
Software - 2.2%
ACI Worldwide, Inc.(a)	233	11,718
Workday, Inc. - Class A(a)	344	42,112
Workiva, Inc.(a)	158	7,665
		61,495

The accompanying notes are an integral part of these financial statements.

8

Hotchkis & Wiley SMID Cap Diversified Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 2.5%
Academy Sports & Outdoors, Inc.	164	$7,729
Asbury Automotive Group, Inc.(a)	74	14,880
Bath & Body Works, Inc.	480	11,103
Group 1 Automotive, Inc.	31	9,026
Lithia Motors, Inc.	56	16,268
Sonic Automotive, Inc. - Class A	122	10,344
		69,350
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd.(a)	527	9,786
Crocs, Inc.(a)	118	14,236
Steven Madden Ltd.	284	11,956
		35,978
Trading Companies & Distributors - 2.6%
Herc Holdings, Inc.	85	12,184
McGrath RentCorp	94	11,377
MSC Industrial Direct Co., Inc. - Class A	110	13,084
Rush Enterprises, Inc. - Class A	228	16,641
WESCO International, Inc.	54	18,653
		71,939
TOTAL COMMON STOCKS (Cost $2,307,480)		2,641,241
REAL ESTATE INVESTMENT TRUSTS - 3.0%
Diversified REITs - 0.6%
BXP, Inc.	275	18,235
Hotel & Resort REITs - 1.6%
Host Hotels & Resorts, Inc.	1,275	30,230
Park Hotels & Resorts, Inc.	916	13,053
		43,283
Office REITs - 0.8%
Vornado Realty Trust	555	21,812
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $63,281)		83,330
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.57%(b)	24,847	24,847
TOTAL MONEY MARKET FUNDS (Cost $24,847)		24,847
TOTAL INVESTMENTS - 99.9% (Cost $2,395,608)		$2,749,418
Other Assets in Excess of Liabilities - 0.1%		2,293
TOTAL NET ASSETS - 100.0%		$2,751,711

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

HOTCHKIS & WILEY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 95.5%
Automobile Components - 3.0%
Adient PLC(a)	514,900	$9,463,862
Lear Corp.	44,700	5,992,482
Versigent PLC(a)	222,800	9,359,828
		24,816,172
Banks - 8.5%
Associated Banc-Corp.	281,100	8,649,447
Bank of NT Butterfield & Son Ltd.	248,800	14,803,600
First Hawaiian, Inc.	829,700	24,310,210
Popular, Inc.	69,310	11,379,316
WaFd, Inc.	41,498	1,592,278
Zions Bancorp NA	124,000	8,579,560
		69,314,411
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc.(a)	139,000	7,953,580
Capital Markets - 2.3%
Stifel Financial Corp.	272,250	18,994,883
Chemicals - 3.7%
Olin Corp.	1,504,400	29,817,208
Commercial Services & Supplies - 2.2%
Brink’s Co.	136,460	12,894,105
Millerknoll, Inc.	85,000	1,739,100
Quad/Graphics, Inc.	401,000	3,380,430
		18,013,635
Communications Equipment - 3.9%
F5, Inc.(a)	75,710	31,492,332
Construction & Engineering - 3.7%
Fluor Corp.(a)	578,800	30,323,332
Consumer Finance - 4.9%
SLM Corp.	1,525,700	39,576,658
Electric Utilities - 2.5%
OGE Energy Corp.	418,000	20,339,880
Electronic Equipment, Instruments & Components - 6.8%
Arrow Electronics, Inc.(a)	18,400	3,926,744
Avnet, Inc.	420,900	37,384,338
CDW Corp.	79,300	11,152,752
Vontier Corp.	104,100	3,018,900
		55,482,734
Energy Equipment & Services - 1.9%
Expro Group Holdings NV(a)	149,482	2,207,849
NOV, Inc.	569,400	10,562,370
Weatherford International PLC	29,800	2,428,700
		15,198,919
Financial Services - 2.7%
Euronet Worldwide, Inc.(a)	121,100	8,863,309
WEX, Inc.(a)	90,650	12,789,809
		21,653,118

	Shares	Value
Food Products - 1.2%
Conagra Brands, Inc.	268,600	$3,615,356
J M Smucker Co.	52,400	5,895,000
		9,510,356
Ground Transportation - 3.2%
U-Haul Holding Co.	455,500	26,282,350
Health Care Equipment & Supplies - 3.5%
LivaNova PLC(a)	130,500	10,731,015
Solventum Corp.(a)	235,600	18,176,540
		28,907,555
Health Care Providers & Services - 2.3%
Universal Health Services, Inc. - Class B	127,100	18,898,499
Hotels, Restaurants & Leisure - 1.0%
Marriott Vacations Worldwide Corp.	81,000	8,252,280
Insurance - 1.7%
Global Indemnity Group LLC - Class A	316,036	7,900,900
Horace Mann Educators Corp.	120,600	6,228,990
		14,129,890
IT Services - 0.3%
Everforth, Inc.(a)	143,000	2,555,410
Machinery - 5.3%
Greenbrier Cos., Inc.	78,750	3,859,538
Miller Industries, Inc.	142,500	7,288,875
Stanley Black & Decker, Inc.	175,900	16,555,708
Timken Co.	105,860	15,383,575
		43,087,696
Media - 7.6%
National CineMedia, Inc.	2,670,400	10,147,520
Stagwell, Inc.(a)	5,549,017	41,229,196
WPP PLC - ADR(b)	709,300	10,987,057
		62,363,773
Multi-Utilities - 1.5%
Avista Corp.	197,300	8,071,543
Black Hills Corp.	59,000	4,389,600
		12,461,143
Oil, Gas & Consumable Fuels - 8.2%
APA Corp.	441,008	14,363,630
California Resources Corp.	332,795	17,594,872
Crescent Energy Co. - Class A	161,000	1,581,020
Kosmos Energy Ltd.(a)	2,063,300	4,353,563
Murphy Oil Corp.	683,000	22,238,480
Ovintiv, Inc.	101,300	5,333,445
Range Resources Corp.	45,900	1,707,021
		67,172,031
Personal Care Products - 0.1%
Herbalife Ltd.(a)	57,000	749,550
Professional Services - 0.9%
Robert Half, Inc.(b)	237,500	7,291,250

The accompanying notes are an integral part of these financial statements.

10

HOTCHKIS & WILEY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Management & Development - 2.0%
Jones Lang LaSalle, Inc.(a)	41,480	$12,856,726
RMR Group, Inc. - Class A	161,000	3,305,330
		16,162,056
Software - 5.3%
Check Point Software Technologies Ltd.(a)	24,050	3,160,891
Workiva, Inc.(a)	823,400	39,943,134
		43,104,025
Specialty Retail - 2.1%
Lithia Motors, Inc.	58,900	17,109,861
Trading Companies & Distributors - 2.2%
Rush Enterprises, Inc. - Class A	249,100	18,180,564
TOTAL COMMON STOCKS (Cost $686,382,553)		779,195,151
REAL ESTATE INVESTMENT TRUSTS - 0.8%
Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	75,500	3,990,175
Real Estate Management & Development - 0.3%
Seritage Growth Properties - Class A(a)	1,017,310	2,675,525
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,281,926)		6,665,700
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.6%
First American Government Obligations Fund - Class X, 3.57%(c)	29,270,133	29,270,133
TOTAL MONEY MARKET FUNDS (Cost $29,270,133)		29,270,133
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	13,436,769	13,436,769
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,436,769)		13,436,769
TOTAL INVESTMENTS - 101.5% (Cost $741,371,381)		$828,567,753
Liabilities in Excess of Other Assets - (1.5)%		(12,629,319)
TOTAL NET ASSETS - 100.0%		$815,938,434

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $12,416,730.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.0%
Automobile Components - 2.1%
Adient PLC(a)	178,905	$3,288,274
Fox Factory Holding Corp.(a)	106,300	1,801,253
Gentex Corp.	151,100	3,818,297
Lear Corp.	24,900	3,338,094
Versigent PLC(a)	81,700	3,432,217
Visteon Corp.	32,700	3,244,167
		18,922,302
Automobiles - 1.1%
Harley-Davidson, Inc.	116,900	2,859,374
Thor Industries, Inc.(b)	46,500	3,494,940
Winnebago Industries, Inc.	111,800	3,492,632
		9,846,946
Banks - 23.0%
1st Source Corp.	38,866	3,170,688
Amerant Bancorp, Inc.	118,900	3,034,328
Arrow Financial Corp.	48,700	1,996,213
Associated Banc-Corp.	120,690	3,713,631
Banc of California, Inc.	84,718	1,730,789
Bank of Marin Bancorp	69,000	1,911,300
Bank7 Corp.	17,500	856,625
BankUnited, Inc.	77,920	3,775,224
BayCom Corp.	36,300	1,194,270
Beacon Financial Corp.	128,317	3,907,253
Bridgewater Bancshares, Inc.(a)	72,000	1,514,880
Burke & Herbert Financial Services Corp.	26,200	1,882,732
Camden National Corp.	50,516	2,738,978
Capital Bancorp, Inc.	26,700	937,704
Capitol Federal Financial, Inc.	468,800	3,989,488
Carter Bankshares, Inc.	32,600	1,108,726
Cathay General Bancorp	63,332	3,925,951
Central Pacific Financial Corp.	44,460	1,698,372
ChoiceOne Financial Services, Inc.	57,100	1,941,400
Civista Bancshares, Inc.	70,500	1,989,510
CNB Financial Corp.	85,600	2,885,576
Community Trust Bancorp, Inc.	25,340	1,833,602
Community West Bancshares	69,800	1,874,828
ConnectOne Bancorp, Inc.	116,434	3,893,553
CVB Financial Corp.	171,340	3,863,717
Dime Commercial Bancshares, Inc.	94,600	3,845,490
Eagle Bancorp, Inc.	134,830	3,827,824
Enterprise Financial Services Corp.	55,600	3,662,928
Farmers National Banc Corp.	126,571	1,847,937
Financial Institutions, Inc.	51,351	2,001,148
Finward Bancorp(b)	11,300	415,614
First Busey Corp.	133,151	3,927,954
First Financial Corp.	31,063	2,405,519
First Hawaiian, Inc.	128,540	3,766,222
First Internet Bancorp	34,289	953,234
First Merchants Corp.	86,402	3,774,903
First Mid Bancshares, Inc.	43,800	2,106,342
First Western Financial, Inc.(a)	30,900	992,199
Firstsun Capital Bancorp(a)	96,558	3,744,519
Five Star Bancorp	41,900	2,040,111
Flagstar Bank NA	241,600	3,609,504
Great Southern Bancorp, Inc.	39,710	3,113,661
Hanmi Financial Corp.	124,800	4,043,520
Heritage Financial Corp.	68,600	2,031,932

	Shares	Value
Hilltop Holdings, Inc.	93,300	$3,618,174
Hingham Institution For Savings The(b)	12,600	3,870,090
Home Bancorp, Inc.	30,900	2,117,268
Hope Bancorp, Inc.	291,289	3,984,834
Independent Bank Corp.	46,600	1,680,862
Independent Bank Corp.	10,300	862,316
Kearny Financial Corp.	312,700	2,958,142
Live Oak Bancshares, Inc.	70,400	2,875,136
Mercantile Bank Corp.	47,240	2,712,521
Mid Penn Bancorp, Inc.	28,800	1,003,392
Midland States Bancorp, Inc.	136,900	4,263,066
MVB Financial Corp.	15,100	438,051
NB Bancorp, Inc.	131,400	2,776,482
Northeast Bank	21,200	2,809,636
Northeast Community Bancorp, Inc.	17,300	479,902
Northfield Bancorp, Inc.	62,307	917,782
Northpointe Bancshares, Inc.	187,800	3,602,004
OceanFirst Financial Corp.	355,880	6,950,336
Origin Bancorp, Inc.	19,400	992,310
Peapack-Gladstone Financial Corp.	40,700	1,926,331
Peoples Bancorp, Inc.	75,900	2,915,319
Peoples Financial Services Corp.	7,600	504,412
Preferred Bank	32,200	3,421,572
Provident Financial Services, Inc.	161,772	3,824,290
RBB Bancorp	53,027	1,453,735
S&T Bancorp, Inc.	38,900	1,909,212
Shore Bancshares, Inc.	88,312	2,026,760
Sierra Bancorp	22,750	927,290
Simmons First National Corp. - Class A	120,000	2,718,000
Southern First Bancshares, Inc.(a)	29,100	1,778,010
Southern Missouri Bancorp, Inc.	39,500	3,010,295
Southside Bancshares, Inc.	51,800	1,822,842
Towne Bank	23,300	844,392
TriCo Bancshares	17,200	926,220
TrustCo Bank Corp.	72,952	4,005,794
United Community Banks, Inc.	24,400	856,196
Univest Financial Corp.	71,570	3,131,188
Valley National Bancorp	190,400	2,789,360
WaFd, Inc.	103,134	3,957,252
Washington Trust Bancorp, Inc.	83,600	3,049,728
		210,190,401
Biotechnology - 0.3%
Sarepta Therapeutics, Inc.(a)	143,400	2,576,898
Broadline Retail - 0.2%
Macy’s, Inc.	76,800	1,808,640
Building Products - 2.0%
Apogee Enterprises, Inc.	55,100	2,520,274
Fortune Brands Innovations, Inc.	95,800	5,259,420
Janus International Group, Inc.(a)	326,600	1,812,630
Masterbrand, Inc.(a)	305,395	3,142,515
Resideo Technologies, Inc.(a)	60,080	1,868,488
UFP Industries, Inc.	43,500	3,947,190
		18,550,517
Capital Markets - 1.0%
Federated Hermes, Inc.	62,280	3,439,102
Virtu Financial, Inc. - Class A	32,300	1,924,111
Virtus Investment Partners, Inc.	24,700	3,544,450
		8,907,663

The accompanying notes are an integral part of these financial statements.

12

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - 2.3%
Axalta Coating Systems Ltd.(a)	136,100	$4,657,342
Cabot Corp.	10,000	908,200
Ecovyst, Inc.(a)	290,400	3,615,480
HB Fuller Co.	58,900	3,433,281
Huntsman Corp.	275,800	2,928,996
Innospec, Inc.	37,500	3,052,125
Olin Corp.	142,700	2,828,314
		21,423,738
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	66,000	2,919,840
Brink’s Co.	34,400	3,250,456
Ennis, Inc.	41,500	881,875
Healthcare Services Group, Inc.(a)	65,460	1,607,698
Millerknoll, Inc.	132,600	2,712,996
UniFirst Corp.	6,600	1,745,436
		13,118,301
Communications Equipment - 0.1%
Aviat Networks, Inc.(a)	54,400	1,207,680
Construction & Engineering - 0.5%
Fluor Corp.(a)	80,100	4,196,439
Consumer Finance - 1.2%
Bread Financial Holdings, Inc.	32,260	3,495,371
Navient Corp.	418,560	3,561,946
SLM Corp.	158,000	4,098,520
		11,155,837
Consumer Staples Distribution & Retail - 0.4%
Grocery Outlet Holding Corp.(a)	391,700	3,909,166
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	90,400	955,528
Myers Industries, Inc.	114,870	4,056,060
Sonoco Products Co.	54,400	3,065,440
TriMas Corp.	46,600	2,098,398
		10,175,426
Diversified Consumer Services - 0.3%
H&R Block, Inc.	65,500	2,494,240
Laureate Education, Inc.(a)	17,300	628,336
		3,122,576
Electric Utilities - 0.6%
Otter Tail Corp.	19,650	1,768,107
Portland General Electric Co.	70,000	3,628,100
		5,396,207
Electrical Equipment - 0.7%
Atkore, Inc.	34,600	2,630,984
Sensata Technologies Holding PLC	75,500	3,604,370
		6,235,354
Electronic Equipment, Instruments & Components - 4.2%
Arrow Electronics, Inc.(a)	12,200	2,603,602
Avnet, Inc.	40,800	3,623,856
Crane NXT Co.(b)	86,000	4,399,760
ePlus, Inc.	41,300	3,437,399
Ingram Micro Holding Corp.	101,700	2,789,631

	Shares	Value
Insight Enterprises, Inc.(a)	30,900	$3,763,620
Itron, Inc.(a)	32,100	2,777,613
Kimball Electronics, Inc.(a)	73,050	1,870,080
Methode Electronics, Inc.	123,000	2,333,310
PC Connection, Inc.	13,100	956,169
Sanmina Corp.(a)	5,370	1,359,039
ScanSource, Inc.(a)	69,800	3,635,882
Vishay Intertechnology, Inc.	36,856	1,982,116
Vontier Corp.	112,700	3,268,300
		38,800,377
Energy Equipment & Services - 4.0%
Cactus, Inc. - Class A	45,300	2,320,719
Core Laboratories, Inc.	63,200	736,280
Expro Group Holdings NV(a)	224,963	3,322,703
Helix Energy Solutions Group, Inc.(a)	263,700	2,304,738
Innovex International, Inc.(a)	141,900	3,519,120
National Energy Services Reunited Corp.(a)	31,990	957,461
Noble Corp. PLC	56,100	2,092,530
NOV, Inc.	178,600	3,313,030
Oil States International, Inc.(a)	289,900	2,322,099
ProFrac Holding Corp. - Class A(a)	258,700	1,503,047
ProPetro Holding Corp.(a)	231,620	3,321,431
RPC, Inc.	395,800	2,307,514
Select Water Solutions, Inc.	129,100	2,579,418
Tidewater, Inc.(a)	15,000	999,450
Valaris Ltd.(a)	29,500	2,141,700
Weatherford International PLC	38,800	3,162,200
		36,903,440
Financial Services - 3.7%
Cass Information Systems, Inc.	21,600	1,108,512
Enact Holdings, Inc.	80,100	3,661,371
Essent Group Ltd.	56,070	3,604,180
Euronet Worldwide, Inc.(a)	48,300	3,535,077
International Money Express, Inc.(a)	87,700	1,267,265
Merchants Bancorp	75,900	3,795,000
MGIC Investment Corp.	33,030	931,446
NMI Holdings, Inc. - Class A(a)	89,070	3,659,886
Radian Group, Inc.	92,500	3,484,475
Voya Financial, Inc.	31,500	2,851,695
Walker & Dunlop, Inc.	35,000	1,914,500
WEX, Inc.(a)	28,900	4,077,501
		33,890,908
Food Products - 1.8%
B&G Foods, Inc.(b)	365,500	1,454,690
Flowers Foods, Inc.	360,200	2,845,580
John B Sanfilippo & Son, Inc.	37,100	3,190,229
Lamb Weston Holdings, Inc.	82,900	3,579,622
Mission Produce, Inc.(a)	96,627	1,139,232
Simply Good Foods Co.(a)	311,100	4,131,408
		16,340,761
Gas Utilities - 1.4%
New Jersey Resources Corp.	67,300	3,771,492
Northwest Natural Holding Co.	74,000	3,630,440
ONE Gas, Inc.	29,800	2,296,686
Spire, Inc.	40,073	3,129,301
		12,827,919

The accompanying notes are an integral part of these financial statements.

13

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ground Transportation - 0.6%
Landstar System, Inc.	18,400	$3,805,304
Schneider National, Inc. - Class B	51,800	1,892,254
		5,697,558
Health Care Equipment & Supplies - 1.7%
CONMED Corp.	103,200	3,377,736
Inmode Ltd.(a)	193,300	2,826,046
Lantheus Holdings, Inc.(a)	36,200	4,016,028
LivaNova PLC(a)	50,900	4,185,507
Utah Medical Products, Inc.	21,800	1,503,764
		15,909,081
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc.(a)	72,300	2,135,019
Ardent Health, Inc.(a)	124,000	1,220,160
Astrana Health, Inc.(a)	55,960	2,597,104
Concentra Group Holdings Parent, Inc.	118,131	3,514,397
Molina Healthcare, Inc.(a)	19,100	4,368,170
NRC Health	55,800	1,203,606
		15,038,456
Hotels, Restaurants & Leisure - 4.3%
Accel Entertainment, Inc.(a)	232,100	2,926,781
Boyd Gaming Corp.	21,900	1,934,427
Brightstar Lottery PLC	286,800	3,074,496
Churchill Downs, Inc.	29,100	2,608,524
El Pollo Loco Holdings, Inc.(a)	92,200	1,563,712
Hilton Grand Vacations, Inc.(a)	73,000	3,823,010
Marriott Vacations Worldwide Corp.	47,100	4,798,548
Monarch Casino & Resort, Inc.	8,500	1,118,685
Nathan’s Famous, Inc.	17,000	1,727,200
Portillo’s, Inc. - Class A(a)	194,600	922,404
Travel + Leisure Co.	47,900	3,660,997
United Parks & Resorts, Inc.(a)	61,700	2,945,558
Vail Resorts, Inc.(b)	27,500	3,744,125
Wendy’s Co.(b)	560,700	4,648,203
		39,496,670
Household Durables - 1.0%
Century Communities, Inc.	11,000	788,260
Green Brick Partners, Inc.(a)	10,900	872,436
Helen of Troy Ltd.(a)	72,600	2,110,482
KB Home	18,500	1,157,915
Legacy Housing Corp.(a)	37,900	995,633
Leggett & Platt, Inc.	177,800	2,082,038
M/I Homes, Inc.(a)	5,900	948,661
		8,955,425
Household Products - 0.9%
Central Garden & Pet Co.(a)(b)	42,200	1,871,148
Energizer Holdings, Inc.	111,800	2,396,992
Reynolds Consumer Products, Inc.	160,000	4,296,000
		8,564,140
Insurance - 3.0%
Assured Guaranty Ltd.	20,530	1,645,685
CNO Financial Group, Inc.	64,766	3,301,771
Employers Holdings, Inc.	37,705	1,903,348
F&G Annuities & Life, Inc.	89,500	2,379,805
Hanover Insurance Group, Inc.	13,600	2,912,032

	Shares	Value
Horace Mann Educators Corp.	59,214	$3,058,403
Kemper Corp.	109,900	2,962,904
Lincoln National Corp.	73,550	2,599,992
Stewart Information Services Corp.	38,290	2,527,906
White Mountains Insurance Group Ltd.	1,900	3,939,441
		27,231,287
IT Services - 0.4%
Amdocs Ltd.	55,500	2,804,970
Everforth, Inc.(a)	56,800	1,015,016
		3,819,986
Leisure Products - 1.5%
Brunswick Corp.	43,200	3,639,168
JAKKS Pacific, Inc.	90,400	2,104,512
Mattel, Inc.(a)	116,800	1,621,184
Polaris, Inc.	34,000	2,326,960
YETI Holdings, Inc.(a)	74,200	3,677,352
		13,369,176
Machinery - 3.4%
Albany International Corp. - Class A	42,700	3,181,150
Atmus Filtration Technologies, Inc.	46,180	2,354,718
Blue Bird Corp.(a)	43,400	3,426,864
Columbus McKinnon Corp.	243,700	3,687,181
Douglas Dynamics, Inc.	39,600	2,136,420
Greenbrier Cos., Inc.	74,700	3,661,047
L B Foster Co. - Class A(a)	22,700	1,025,359
Lindsay Corp.	24,000	2,971,200
Miller Industries, Inc.	33,530	1,715,060
Tennant Co.	30,000	2,626,200
Timken Co.	32,300	4,693,836
		31,479,035
Marine Transportation - 0.3%
Matson, Inc.	15,400	2,960,342
Media - 1.0%
Ibotta, Inc. - Class A(a)(b)	26,200	894,992
National CineMedia, Inc.	553,100	2,101,780
Stagwell, Inc.(a)	487,300	3,620,639
WPP PLC - ADR(b)	191,300	2,963,237
		9,580,648
Metals & Mining - 0.4%
Kaiser Aluminum Corp.	17,600	3,443,088
Multi-Utilities - 1.2%
Avista Corp.	86,361	3,533,028
Black Hills Corp.	46,300	3,444,720
Northwestern Energy Group, Inc.	24,600	1,761,852
Unitil Corp.	33,900	1,786,191
		10,525,791
Oil, Gas & Consumable Fuels - 6.5%
Baytex Energy Corp.	899,442	3,597,768
California Resources Corp.	40,090	2,119,558
Crescent Energy Co. - Class A	434,359	4,265,405
CVR Energy, Inc.	86,600	2,384,964
Delek US Holdings, Inc.	71,270	3,621,229
Excelerate Energy, Inc. - Class A	73,270	2,783,527
Kinetik Holdings, Inc.	69,300	3,349,962
Kosmos Energy Ltd.(a)	1,170,313	2,469,360
Murphy Oil Corp.	115,000	3,744,400
NextDecade Corp.(a)	646,450	4,874,233

The accompanying notes are an integral part of these financial statements.

14

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Northern Oil & Gas, Inc.	146,700	$2,662,605
Par Pacific Holdings, Inc.(a)	45,510	2,552,201
PBF Energy, Inc. - Class A	73,900	3,363,928
REX American Resources Corp.(a)	86,900	3,923,535
SM Energy Co.	144,600	3,774,060
Talos Energy, Inc.(a)	275,100	3,551,541
VAALCO Energy, Inc.	592,600	3,010,408
World Kinect Corp.	96,024	3,163,031
		59,211,715
Paper & Forest Products - 0.2%
Sylvamo Corp.	46,600	1,761,480
Personal Care Products - 1.2%
BellRing Brands, Inc.(a)	208,400	2,696,696
Edgewell Personal Care Co.	102,700	2,758,522
Herbalife Ltd.(a)	69,200	909,980
Interparfums, Inc.	38,500	4,306,610
		10,671,808
Pharmaceuticals - 0.9%
ANI Pharmaceuticals, Inc.(a)	20,800	1,721,824
Organon & Co.	193,800	2,624,052
Prestige Consumer Healthcare, Inc.(a)	55,300	2,614,031
SIGA Technologies, Inc.	240,100	873,964
		7,833,871
Professional Services - 3.5%
Amentum Holdings, Inc.(a)	102,700	2,122,809
CBIZ, Inc.(a)	91,500	2,935,320
Forrester Research, Inc.(a)	54,600	459,186
Genpact Ltd.	108,300	2,978,250
Insperity, Inc.(b)	53,900	2,226,609
Kforce, Inc.	64,300	3,016,956
Korn Ferry	27,776	1,849,326
ManpowerGroup, Inc.	27,400	925,298
Maximus, Inc.	40,800	2,193,408
Paycom Software, Inc.	27,900	3,506,472
Resources Connection, Inc.	97,000	412,250
Robert Half, Inc.(b)	137,300	4,215,110
Science Applications International Corp.	30,000	3,312,300
TrueBlue, Inc.(a)	212,600	1,481,822
		31,635,116
Semiconductors & Semiconductor Equipment - 0.4%
Photronics, Inc.(a)	124,700	4,056,491
Software - 1.2%
ACI Worldwide, Inc.(a)	63,000	3,168,270
Dolby Laboratories, Inc. - Class A	48,200	2,534,356
N-able, Inc.(a)	477,800	1,753,526
Workiva, Inc.(a)	71,600	3,473,316
		10,929,468
Specialty Retail - 3.0%
Abercrombie & Fitch Co. - Class A(a)	23,300	2,097,233
Academy Sports & Outdoors, Inc.	15,900	749,367
Arhaus, Inc.	392,800	3,307,376
Asbury Automotive Group, Inc.(a)	9,854	1,981,442
AutoNation, Inc.(a)	18,800	3,492,852

	Shares	Value
Bath & Body Works, Inc.	106,200	$2,456,406
Group 1 Automotive, Inc.	7,688	2,238,515
Haverty Furniture Cos., Inc.	79,500	2,029,635
OneWater Marine, Inc. - Class A(a)	62,214	701,152
Sonic Automotive, Inc. - Class A	47,250	4,006,328
Upbound Group, Inc.	198,700	4,216,414
		27,276,720
Textiles, Apparel & Luxury Goods - 1.9%
Carter’s, Inc.	20,900	860,244
Columbia Sportswear Co.	29,500	1,823,690
Crocs, Inc.(a)	34,200	4,125,888
G-III Apparel Group Ltd.	88,040	2,967,828
Kontoor Brands, Inc.	38,300	3,191,922
Oxford Industries, Inc.	39,000	1,359,930
PVH Corp.	12,300	913,398
Steven Madden Ltd.	48,800	2,054,480
		17,297,380
Trading Companies & Distributors - 2.1%
Custom Truck One Source, Inc.(a)	114,800	1,355,788
DNOW, Inc.(a)	131,800	1,709,446
Global Industrial Co.	55,757	1,865,629
Herc Holdings, Inc.	19,900	2,852,466
McGrath RentCorp	8,900	1,077,167
MSC Industrial Direct Co., Inc. - Class A	32,800	3,901,560
Rush Enterprises, Inc. - Class A	48,700	3,554,370
Titan Machinery, Inc.(a)	132,100	2,789,952
		19,106,378
Water Utilities - 0.4%
Artesian Resources Corp. - Class A	22,700	771,573
H2O America	46,900	2,850,113
		3,621,686
TOTAL COMMON STOCKS (Cost $750,072,356)		878,980,292
REAL ESTATE INVESTMENT TRUSTS - 3.4%
Diversified REITs - 0.4%
American Assets Trust, Inc.	136,800	3,377,592
Health Care REITs - 0.2%
Chiron Real Estate, Inc.	46,700	1,752,184
Hotel & Resort REITs - 1.1%
DiamondRock Hospitality Co.	194,000	2,362,920
Park Hotels & Resorts, Inc.	298,000	4,246,500
Pebblebrook Hotel Trust	165,600	3,214,296
		9,823,716
Mortgage REITs - 0.7%
Apollo Commercial Real Estate Finance, Inc.	158,400	1,691,712
Ares Commercial Real Estate Corp.	352,600	1,586,700
BrightSpire Capital, Inc.	293,700	1,600,665
Claros Mortgage Trust, Inc.(a)	301,500	708,525
Granite Point Mortgage Trust, Inc.	430,500	645,750
Seven Hills Realty Trust	47,500	400,425
		6,633,777

The accompanying notes are an integral part of these financial statements.

15

HOTCHKIS & WILEY SMALL CAP DIVERSIFIED VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
Office REITs - 1.0%
Douglas Emmett, Inc.	233,700	$2,757,660
Empire State Realty Trust, Inc. - Class A	311,700	1,686,297
Vornado Realty Trust	117,800	4,629,540
		9,073,497
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,614,656)		30,660,766
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(c)	19,700,305	19,700,305
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,700,305)		19,700,305
	Shares
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.57%(c)	5,900,626	5,900,626
TOTAL MONEY MARKET FUNDS (Cost $5,900,626)		5,900,626
TOTAL INVESTMENTS - 102.2% (Cost $804,287,943)		$935,241,989
Liabilities in Excess of Other Assets - (2.2)%		(19,893,617)
TOTAL NET ASSETS - 100.0%		$915,348,372

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $18,820,822.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

16

HOTCHKIS & WILEY GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace & Defense - 0.8%
Airbus SE	1,300	$289,238
Air Freight & Logistics - 0.8%
FedEx Corp.	970	303,736
Automobile Components - 1.5%
Magna International, Inc.	8,761	575,247
Automobiles - 1.4%
General Motors Co.	6,600	508,728
Banks - 9.4%
Banca Monte dei Paschi di Siena SpA	40,300	500,823
BNP Paribas SA	4,556	532,108
Citigroup, Inc.	2,900	405,884
Truist Financial Corp.	7,900	393,578
US Bancorp	14,000	845,600
Wells Fargo & Co.	9,900	818,136
		3,496,129
Beverages - 2.2%
Heineken Holding NV	10,900	830,033
Capital Markets - 3.6%
Julius Baer Group Ltd.	10,700	924,479
State Street Corp.	2,400	407,040
		1,331,519
Chemicals - 5.8%
Akzo Nobel NV	15,400	1,047,287
Nippon Sanso Holdings Corp.	14,700	545,282
PPG Industries, Inc.	4,600	557,934
		2,150,503
Communications Equipment - 5.9%
F5, Inc.(a)	2,860	1,189,645
Telefonaktiebolaget LM Ericsson - ADR	88,672	988,693
		2,178,338
Electronic Equipment, Instruments & Components - 1.5%
CDW Corp.	3,900	548,496
Financial Services - 2.6%
Corebridge Financial, Inc.	14,600	417,998
Fidelity National Information Services, Inc.	1,100	42,768
Fiserv, Inc.(a)	10,500	515,025
		975,791
Food Products - 1.9%
Mondelez International, Inc. - Class A	12,100	699,864
Ground Transportation - 2.0%
U-Haul Holding Co.	12,915	745,196
Health Care Equipment & Supplies - 5.8%
GE HealthCare Technologies, Inc.	15,840	1,013,918
Koninklijke Philips NV	13,428	365,169
Medtronic PLC	9,800	766,654
		2,145,741

	Shares	Value
Health Care Providers & Services - 6.1%
Cigna Group	2,600	$716,768
Elevance Health, Inc.	2,904	1,123,064
Humana, Inc.	1,100	436,942
		2,276,774
Hotels, Restaurants & Leisure - 2.3%
Accor SA	14,800	858,470
Household Products - 2.0%
Henkel AG & Co. KGaA	9,200	728,070
Industrial Conglomerates - 1.8%
Siemens AG	2,100	675,163
Insurance - 3.4%
American International Group, Inc.	16,769	1,249,794
Interactive Media & Services - 1.1%
Alphabet, Inc. - Class A	1,180	421,697
Machinery - 4.6%
CNH Industrial NV	72,900	818,667
Cummins, Inc.	640	456,454
PACCAR, Inc.	3,600	432,432
		1,707,553
Media - 4.3%
Comcast Corp. - Class A	32,300	792,965
Omnicom Group, Inc.	4,600	335,018
WPP PLC	149,100	462,486
		1,590,469
Multi-Utilities - 2.6%
Dominion Energy, Inc.	5,600	382,424
National Grid PLC	35,400	583,880
		966,304
Oil, Gas & Consumable Fuels - 6.2%
APA Corp.	18,500	602,545
Ovintiv, Inc.	9,400	494,910
Shell PLC - ADR	9,200	713,368
TotalEnergies SE	6,300	489,888
		2,300,711
Passenger Airlines - 1.6%
Qantas Airways Ltd.	79,000	580,434
Personal Care Products - 0.7%
Unilever PLC	4,389	263,637
Pharmaceuticals - 1.3%
GSK PLC - ADR	9,200	482,264
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,560	745,009
Software - 9.1%
Check Point Software Technologies Ltd.(a)	2,190	287,832
SAP SE - ADR	9,500	1,464,045
Workday, Inc. - Class A(a)	13,420	1,642,876
		3,394,753

The accompanying notes are an integral part of these financial statements.

17

HOTCHKIS & WILEY GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC - ADR	20,800	$275,080
TOTAL COMMON STOCKS (Cost $29,935,082)		35,294,741
PREFERRED STOCKS - 0.6%
Automobiles - 0.6%
Bayerische Motoren Werke AG, 0.00%	3,100	204,110
TOTAL PREFERRED STOCKS (Cost $210,177)		204,110
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.6%
First American Government Obligations Fund - Class X, 3.57%(b)	1,334,631	1,334,631
TOTAL MONEY MARKET FUNDS (Cost $1,334,631)		1,334,631
TOTAL INVESTMENTS - 99.2% (Cost $31,479,890)		$36,833,482
Other Assets in Excess of Liabilities - 0.8%		302,574
TOTAL NET ASSETS - 100.0%		$37,136,056

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

United States	$20,086,756	54.1%
Germany	3,071,388	8.3
United Kingdom	2,780,715	7.5
Netherlands	2,242,489	6.0
France	2,169,704	5.8
Sweden	988,693	2.7
Switzerland	924,479	2.5
Taiwan	745,009	2.0
Australia	580,434	1.6
Canada	575,247	1.5
Japan	545,282	1.5
Italy	500,823	1.3
Israel	287,832	0.8
Cash and Other	1,637,205	4.4
	$37,136,056	100.0%

The accompanying notes are an integral part of these financial statements.

18

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.7%
Airbus SE	360	$80,097
Air Freight & Logistics - 2.1%
Logista Integral SA	2,550	98,371
Automobile Components - 1.6%
Magna International, Inc.	1,102	72,357
Automobiles - 0.6%
Mercedes-Benz Group AG	525	26,407
Banks - 14.4%
ABN AMRO Bank NV	1,110	47,210
Banca Monte dei Paschi di Siena SpA	8,630	107,248
Banco Santander SA	2,670	37,059
Barclays PLC	13,482	90,343
BNP Paribas SA	1,194	139,451
ING Groep NV	2,742	86,519
Lloyds Banking Group PLC	64,200	93,959
NatWest Group PLC	3,584	31,625
Societe Generale SA	406	35,935
		669,349
Beverages - 4.4%
Arca Continental SAB de CV	5,500	65,770
Heineken Holding NV	1,827	139,126
		204,896
Capital Markets - 3.4%
IGM Financial, Inc.	1,040	58,062
Julius Baer Group Ltd.	1,150	99,360
		157,422
Chemicals - 11.4%
Akzo Nobel NV	3,220	218,978
Fuso Chemical Co. Ltd.	6,700	188,410
Nippon Sanso Holdings Corp.	3,300	122,410
		529,798
Communications Equipment - 3.4%
Telefonaktiebolaget LM Ericsson - Class B	13,879	155,649
Energy Equipment & Services - 1.3%
Subsea 7 SA	1,785	60,927
Food Products - 0.0%(a)
Magnum Ice Cream Co. NV(b)	115	2,001
Health Care Equipment & Supplies - 3.3%
Koninklijke Philips NV	1,715	46,639
Siemens Healthineers AG(c)	2,700	105,306
		151,945
Hotels, Restaurants & Leisure - 4.0%
Accor SA	2,140	124,130
Lottomatica Group SpA	2,300	63,813
		187,943
Household Durables - 3.0%
Panasonic Holdings Corp.	4,900	137,854
Household Products - 3.2%
Henkel AG & Co. KGaA	1,900	150,362

	Shares	Value
Industrial Conglomerates - 4.7%
Siemens AG	420	$135,032
Smiths Group PLC	2,495	84,755
		219,787
IT Services - 0.6%
Capgemini SE	255	25,600
Machinery - 1.3%
CNH Industrial NV	1,368	15,363
Daimler Truck Holding AG	980	47,264
		62,627
Media - 4.8%
Havas NV	4,285	83,655
Informa PLC	4,200	50,390
RTL Group SA	540	19,231
WPP PLC	23,145	71,792
		225,068
Metals & Mining - 1.4%
Glencore PLC	9,185	62,627
Multi-Utilities - 2.3%
National Grid PLC	6,585	108,612
Oil, Gas & Consumable Fuels - 9.2%
Cenovus Energy, Inc.	1,475	36,598
Kosmos Energy Ltd.(b)	13,788	29,093
Shell PLC	4,027	155,976
Suncor Energy, Inc.	945	50,840
TotalEnergies SE	2,000	154,650
		427,157
Passenger Airlines - 3.1%
Qantas Airways Ltd.	19,615	144,117
Personal Care Products - 0.7%
Unilever PLC	510	30,635
Pharmaceuticals - 2.8%
AstraZeneca PLC	490	91,485
GSK PLC	1,467	38,513
		129,998
Professional Services - 1.3%
Randstad NV	2,155	62,227
Semiconductors & Semiconductor Equipment - 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	225	107,453
Software - 4.9%
Check Point Software Technologies Ltd.(b)	290	38,115
SAP SE	1,240	191,143
		229,258
Textiles, Apparel & Luxury Goods - 0.6%
Burberry Group PLC(b)	2,060	29,102
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC	43,941	58,159
TOTAL COMMON STOCKS (Cost $3,413,172)		4,607,805

The accompanying notes are an integral part of these financial statements.

19

HOTCHKIS & WILEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
PREFERRED STOCKS - 0.6%
Automobiles - 0.6%
Bayerische Motoren Werke AG, 0.00%	421	$27,719
TOTAL PREFERRED STOCKS (Cost $29,304)		27,719
TOTAL INVESTMENTS - 99.7% (Cost $3,442,476)		$4,635,524
Other Assets in Excess of Liabilities - 0.3%		13,314
TOTAL NET ASSETS - 100.0%		$4,648,838

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $105,306 or 2.3% of the Fund’s net assets.

Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

United Kingdom	$957,760	20.6%
Netherlands	686,355	14.7
Germany	683,233	14.7
France	559,863	12.0
Japan	448,674	9.7
Canada	217,857	4.8
Australia	206,744	4.5
Italy	171,061	3.7
Sweden	155,649	3.4
Spain	135,430	2.9
Taiwan	107,453	2.3
Switzerland	99,360	2.1
United States	82,969	1.7
Mexico	65,770	1.4
Israel	38,115	0.8
Luxembourg	19,231	0.4
Cash and Other	13,314	0.3
	$4,648,838	100.0%

The accompanying notes are an integral part of these financial statements.

20

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 93.3%
Aerospace & Defense - 0.6%
Babcock International Group PLC	1,620	$20,475
QinetiQ Group PLC	2,670	14,968
		35,443
Air Freight & Logistics - 0.8%
Cargojet, Inc.	180	10,752
Ferrari Group PLC	2,500	20,424
Konoike Transport Co. Ltd.	700	11,718
		42,894
Automobile Components - 1.8%
Exco Technologies Ltd.	1,770	9,585
Gestamp Automocion SA(a)	3,310	10,813
Linamar Corp.	210	14,891
Nifco, Inc.	900	26,957
Opmobility	640	9,991
Shoei Co. Ltd.	1,200	13,147
Toyota Boshoku Corp.	1,100	14,486
		99,870
Automobiles - 0.2%
Trigano SA	60	9,637
Banks - 10.1%
Akita Bank Ltd.	600	25,471
AL Sydbank	200	17,650
Aozora Bank Ltd.	1,700	28,499
Awa Bank Ltd.	600	26,951
Banco di Desio e della Brianza SpA	1,020	15,491
Bank of East Asia Ltd.	14,578	23,339
Bank of Iwate Ltd.	2,000	25,442
Bank of Queensland Ltd.	2,300	10,047
Basellandschaftliche Kantonalbank	14	18,877
Dah Sing Financial Holdings Ltd.	5,200	25,055
Ehime Bank Ltd.	3,000	39,776
Hyakujushi Bank Ltd.	1,600	25,384
Miyazaki Bank Ltd.	2,000	26,357
Morrow Bank AB(b)	19,200	23,402
Norion Bank AB(b)	3,381	21,178
Oita Bank Ltd.	2,000	29,938
ProCredit Holding AG	1,100	10,259
Shikoku Bank Ltd.	1,500	27,943
SJF Bank AS	200	11,311
Sparebank 1 Oestlandet	1,400	26,771
SpareBank 1 SMN	500	9,499
Sparebanken Norge	1,434	26,940
Tochigi Bank Ltd.	2,500	14,446
TOMONY Holdings, Inc.	5,900	32,128
VersaBank	800	18,614
		560,768
Beverages - 0.6%
AG Barr PLC	1,220	10,233
C&C Group PLC	9,800	12,229
Ito En Ltd.	500	9,028
		31,490
Biotechnology - 0.5%
Basilea Pharmaceutica Ag Allschwil(b)	250	16,509
Pharma Foods International Co. Ltd.	2,800	9,600
		26,109

	Shares	Value
Building Products - 1.1%
Forbo Holding AG	28	$25,777
GWA Group Ltd.	6,100	9,721
Sanko Metal Industrial Co. Ltd.	1,000	7,713
Schweiter Technologies AG	43	15,691
		58,902
Capital Markets - 3.1%
CMC Markets PLC(a)	6,300	38,224
Impax Asset Management Group PLC	6,400	8,379
Leonteq AG(b)	800	16,561
Liontrust Asset Management PLC	6,800	31,524
Man Group PLC	5,750	22,291
Plus500 Ltd.	590	37,456
Traders Holdings Co. Ltd.	2,500	18,269
		172,704
Chemicals - 3.1%
Clariant AG	1,100	9,593
Dai Nippon Toryo Co. Ltd.	1,200	9,897
Fuso Chemical Co. Ltd.	2,100	59,054
Hodogaya Chemical Co. Ltd.	800	10,315
Israel Corp. Ltd.	50	12,779
JCU Corp.	900	42,910
Soken Chemical & Engineering Co. Ltd.	900	19,010
Taoka Chemical Co. Ltd.	1,300	5,502
		169,060
Commercial Services & Supplies - 1.2%
DO & CO AG	64	15,878
ISS AS	330	13,509
Loomis AB	300	14,706
Mitsubishi Pencil Co. Ltd.	800	13,354
Okamura Corp.	700	9,889
		67,336
Communications Equipment - 0.2%
Evertz Technologies Ltd.	1,000	13,467
Construction & Engineering - 1.3%
Costain Group PLC	5,050	13,912
Fukuda Corp.	400	9,128
JGC Holdings Corp.	800	12,458
Meisei Industrial Co. Ltd.	900	10,262
Miyaji Engineering Group, Inc.	1,100	10,401
NRW Holdings Ltd.	3,000	15,546
		71,707
Construction Materials - 0.4%
Cementir Holding NV	800	13,310
Forterra PLC(a)	3,681	6,601
		19,911
Consumer Finance - 1.8%
Credit Corp. Group Ltd.	2,800	25,033
Hoist Finance AB(a)	2,300	42,428
International Personal Finance PLC	9,100	29,944
		97,405
Consumer Staples Distribution & Retail - 0.8%
Create SD Holdings Co. Ltd.	400	8,009
Life Corp.	600	9,762
MARR SpA	2,420	18,148
Trial Holdings, Inc.	600	11,080
		46,999

The accompanying notes are an integral part of these financial statements.

21

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Containers & Packaging - 1.3%
Corticeira Amorim SGPS SA	1,300	$9,495
Fuji Seal International, Inc.	500	8,755
Mayr Melnhof Karton AG	160	13,919
Orora Ltd.	16,800	16,111
Vetropack Holding AG	351	7,832
Winpak Ltd.	500	15,308
		71,420
Distributors - 1.2%
Central Automotive Products Ltd.	1,300	16,237
Inchcape PLC	2,400	24,545
Media Do Co. Ltd.	1,200	9,686
MEKO AB	1,680	13,293
		63,761
Diversified Telecomm Services - 0.1%
Freebit Co. Ltd.	900	8,371
Electric Utilities - 0.6%
Elmera Group ASA(a)	7,180	33,735
Electrical Equipment - 0.5%
Mersen SA	600	28,655
Electronic Equipment, Instruments & Components - 3.8%
A&D HOLON Holdings Co. Ltd.	1,300	23,298
Enplas Corp.	200	15,946
ESPEC Corp.	500	13,146
Horiba Ltd.	100	17,170
Hosiden Corp.	600	10,056
Incap Oyj(b)	900	9,119
Jenoptik AG	700	37,743
Jeol Ltd.	300	13,915
Nagano Keiki Co. Ltd.	700	19,662
Optex Group Co. Ltd.	600	15,621
SEMITEC Corp.	700	8,856
Sesa SpA	250	25,672
		210,204
Energy Equipment & Services - 3.3%
Aker Solutions ASA	3,250	14,589
CES Energy Solutions Corp.	1,830	21,381
Enerflex Ltd.	690	16,945
Mattr Corp.(b)	2,700	24,501
Pason Systems, Inc.	1,700	14,779
SBM Offshore NV	360	12,445
SBO AG	330	10,852
Subsea 7 SA	1,300	44,373
Technip Energies NV	340	12,852
Vallourec SACA(b)	500	11,682
		184,399
Financial Services - 1.9%
Banca IFIS SpA	880	12,794
Financial Partners Group Co. Ltd.	1,600	15,257
GRENKE AG	1,440	19,793
OFX Group Ltd.(b)	36,598	14,063
OSB Group PLC	3,620	24,917
Peugeot Invest SA	120	7,737
SBI ARUHI Corp.	1,800	8,703
		103,264

	Shares	Value
Food Products - 2.5%
Ariake Japan Co. Ltd.	400	$12,386
Austevoll Seafood ASA	1,190	9,311
Ebro Foods SA	800	16,359
House Foods Group, Inc.	500	11,523
Lassonde Industries, Inc. - Class A (Acquired 6/28/2023 - 5/13/2025, Cost $8,493)(c)	60	9,095
NewPrinces SpA(b)	700	12,426
Origin Enterprises PLC	2,856	13,575
Premier Foods PLC	6,390	17,369
Riken Vitamin Co. Ltd.	800	15,102
Shimadaya Corp.	900	9,075
UIE PLC	200	10,782
		137,003
Gas Utilities - 0.2%
Italgas SpA	850	9,843
Ground Transportation - 1.9%
Aurizon Holdings Ltd.	4,200	12,148
ComfortDelGro Corp. Ltd.	8,700	9,020
Jungfraubahn Holding AG	50	16,196
Lindsay Australia Ltd.	57,717	22,578
Maruzen Showa Unyu Co. Ltd.	200	9,104
Mullen Group Ltd.	900	13,796
Sakai Moving Service Co. Ltd.	500	8,966
Sixt SE	200	14,576
		106,384
Health Care Equipment & Supplies - 2.9%
Advanced Medical Solutions Group PLC	5,100	18,923
Carl Zeiss Meditec AG	300	9,122
El.En. SpA	680	13,263
Elekta AB - Class B	5,300	27,026
Japan Lifeline Co. Ltd.	1,000	7,988
Kitazato Corp.	1,000	8,184
Nagaileben Co. Ltd.	800	8,619
Nakanishi, Inc.	1,800	33,195
Rion Co. Ltd.	900	21,656
Riverstone Holdings Ltd.	15,000	9,922
Surgical Science Sweden AB(b)	1,300	4,257
		162,155
Health Care Providers & Services - 2.1%
Charm Care Corp. KK	1,200	9,853
Fagron	600	16,534
Medical Facilities Corp.	2,300	29,029
Monash IVF Group Ltd.	16,900	8,483
Oriola Oyj - Class B	9,200	9,482
Ship Healthcare Holdings, Inc.	900	12,020
Suzuken Co. Ltd.	300	9,142
Toho Holdings Co. Ltd.	500	12,024
Vital KSK Holdings, Inc.	1,200	11,217
		117,784
Health Care Technology - 0.9%
Equasens	200	7,881
GENOVA, Inc.	6,400	23,154
Software Service, Inc.	300	19,773
		50,808

The accompanying notes are an integral part of these financial statements.

22

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 1.2%
Airtrip Corp.	5,000	$23,522
Brightstar Lottery PLC	600	6,432
Doutor Nichires Holdings Co. Ltd.	600	10,029
Flight Centre Travel Group Ltd.	1,200	9,949
Jumbo Interactive Ltd.	3,400	15,349
		65,281
Household Durables - 0.6%
Berkeley Group Holdings PLC(b)	190	8,813
Kaufman & Broad SA	330	9,071
MJ Gleeson PLC	1,620	5,275
Persimmon PLC	600	8,365
		31,524
Insurance - 5.4%
AUB Group Ltd.	400	7,900
Beazley PLC	2,100	35,837
Coface SA	1,380	23,760
FBD Holdings PLC	667	13,032
FP Partner, Inc.	600	7,950
Generation Development Group Ltd.	6,000	14,892
Hiscox Ltd.	1,510	37,000
Lancashire Holdings Ltd.	3,200	27,392
nib holdings Ltd.	2,100	10,244
Pelagos Insurance Capital Ltd.	800	19,480
Sabre Insurance Group PLC(a)	8,600	19,849
SCOR SE	430	15,596
Steadfast Group Ltd.	7,100	24,977
Vaudoise Assurances Holding SA	12	11,673
Vienna Insurance Group AG Wiener Versicherung Gruppe	260	19,155
Wuestenrot & Wuerttembergische AG	600	10,013
		298,750
Interactive Media & Services - 0.2%
i-mobile Co. Ltd.	2,700	8,644
IT Services - 2.7%
Argo Graphics, Inc.	1,600	11,944
Aubay	170	10,685
Base Co. Ltd.	700	12,372
Change Holdings, Inc.	1,400	7,807
Computacenter PLC	350	19,819
Comture Corp.	900	7,128
Digital Hearts Holdings Co. Ltd.	1,700	7,690
GFT Technologies SE	710	16,733
Itfor, Inc.	900	8,880
Mitsubishi Research Institute, Inc.	300	8,221
Pole To Win Holdings, Inc.	4,600	9,159
Sopra Steria Group	100	15,980
Wavestone	260	11,612
		148,030
Leisure Products - 0.6%
Furyu Corp.	1,400	11,795
Italian Sea Group SPA	5,300	6,874
Spin Master Corp.(a)	1,050	15,088
		33,757
Machinery - 9.5%
Aalberts NV	800	35,717
Ag Growth International, Inc.	900	12,825

	Shares	Value
Airman Corp.	2,000	$22,609
Bucher Industries AG	23	9,051
Duerr AG	660	13,384
Hiab Oyj	200	12,677
Iveco Group NV	1,140	18,128
Komax Holding AG(b)	110	5,831
Krones AG	70	8,990
Luxfer Holdings PLC	2,000	36,080
Morgan Advanced Materials PLC	5,600	15,831
NGK Corp.	500	23,565
Norma Group SE	1,010	20,255
Obara Group, Inc.	1,000	37,639
OKUMA Corp.	700	20,191
Pegasus Co. Ltd.	1,900	5,943
SFS Group AG	115	18,953
Stabilus SE	670	11,610
Stadler Rail AG	970	27,889
Takuma Co. Ltd.	1,000	22,414
Tocalo Co. Ltd.	2,000	40,490
Tsugami Corp.	1,400	70,454
VBG Group AB - Class B	240	7,868
Vesuvius PLC	4,890	29,059
		527,453
Marine Transportation - 0.3%
Wallenius Wilhelmsen ASA	1,200	15,918
Media - 2.3%
4imprint Group PLC	200	9,782
Atresmedia Corp. de Medios de Comunicacion SA	1,600	8,726
Havas NV	1,430	27,917
IPSOS SA	400	15,932
RTL Group SA	230	8,191
Stroeer SE & Co. KGaA	600	23,411
Vector, Inc.	1,300	14,083
WPP PLC	6,100	18,921
		126,963
Metals & Mining - 0.5%
Alleima AB	1,700	15,567
Perenti Ltd.	8,300	13,026
		28,593
Multi-Utilities - 0.7%
ACEA SpA	580	14,386
Iren SpA	8,200	23,222
		37,608
Oil, Gas & Consumable Fuels - 2.3%
Ampol Ltd.	500	11,318
Birchcliff Energy Ltd.	2,400	10,475
Cardinal Energy Ltd. (Acquired 5/4/2021, Cost $3,572)(c)	1,440	11,057
EnQuest PLC	70,500	20,478
Gibson Energy, Inc.	500	10,129
Harbour Energy PLC	3,440	9,746
Kosmos Energy Ltd.(b)	12,630	26,649
Pantheon Resources PLC(b)	27,218	4,783
Tamarack Valley Energy Ltd.	1,730	15,089
Vermilion Energy, Inc.	1,050	9,824
		129,548

The accompanying notes are an integral part of these financial statements.

23

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Paper & Forest Products - 0.3%
Arctic Paper SA(b)	2,200	$3,452
Western Forest Products, Inc.(b)	983	12,254
		15,706
Passenger Airlines - 0.9%
Air Canada(b)	1,840	32,097
easyJet PLC	2,300	17,013
		49,110
Personal Care Products - 0.4%
Intercos SpA	1,000	14,808
Shinnihonseiyaku Co. Ltd.	500	6,008
		20,816
Pharmaceuticals - 1.1%
ASKA Pharmaceutical Holdings Co. Ltd.	700	9,961
Cipher Pharmaceuticals, Inc.(b)	1,000	11,754
Dermapharm Holding SE	400	21,529
Seikagaku Corp.	2,200	9,737
Tsumura & Co.	400	9,159
		62,140
Professional Services - 2.8%
AFRY AB	880	9,487
Altech Corp.	1,500	7,039
Amadeus Fire AG(b)	200	4,481
Creek & River Co. Ltd.	1,200	9,774
EJ Holdings, Inc.	900	8,971
Gakujo Co. Ltd.	1,000	9,807
Hito Communications Holdings, Inc.	1,700	8,969
IPH Ltd.	4,200	11,242
McMillan Shakespeare Ltd.	900	12,169
Nisso Holdings Co. Ltd.	2,300	8,248
Pagegroup PLC	3,100	4,377
Pasona Group, Inc.	800	7,406
PeopleIN Ltd.(b)	17,000	8,207
Persol Holdings Co. Ltd.	5,200	7,925
SmartGroup Corp. Ltd.	2,700	23,909
SThree PLC	6,900	14,498
		156,509
Real Estate Management & Development - 0.1%
Cedar Woods Properties Ltd.	1,700	8,142
Semiconductors & Semiconductor Equipment - 4.3%
Melexis NV	240	21,489
Optorun Co. Ltd.	900	21,118
Rorze Corp.	800	24,433
RS Technologies Co. Ltd.	1,100	50,054
Shibaura Mechatronics Corp.	500	14,615
SUSS MicroTec SE	400	42,729
Tazmo Co. Ltd.	1,800	53,325
Tri Chemical Laboratories, Inc.	600	13,063
		240,826
Software - 1.7%
Computer Modelling Group Ltd.	6,700	16,913
Cresco Ltd.	1,500	13,385
F-Secure Oyj	4,500	10,599

	Shares	Value
Fukui Computer Holdings, Inc.	1,200	$22,832
I’ll, Inc.	1,600	21,821
TeamViewer SE(a)(b)	1,800	10,124
		95,674
Specialty Retail - 2.1%
AutoCanada, Inc.(b)	650	10,491
Card Factory PLC	10,900	9,701
Douglas AG(b)	700	6,271
Halfords Group PLC	6,300	19,255
Komehyo Holdings Co. Ltd.	600	18,117
Platform Group SE & Co. KGaA(b)	2,900	3,450
Shaver Shop Group Ltd.	10,100	9,520
Shimamura Co. Ltd.	300	6,178
Super Retail Group Ltd.	1,400	12,789
United Arrows Ltd.	700	10,267
Vertu Motors PLC	12,040	11,818
		117,857
Technology Hardware, Storage & Peripherals - 0.3%
MIMAKI ENGINEERING CO Ltd.	1,500	16,599
Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group PLC(b)	1,600	22,604
Dr Martens PLC	12,830	11,775
HUGO BOSS AG	340	14,607
		48,986
Trading Companies & Distributors - 1.3%
IPD Group Ltd.	6,100	24,044
Tsubakimoto Kogyo Co. Ltd.	600	9,999
Wajax Corp.	1,200	26,119
Yuasa Co. Ltd.	300	9,811
		69,973
TOTAL COMMON STOCKS (Cost $4,257,554)		5,165,895
REAL ESTATE INVESTMENT TRUSTS - 2.4%
Diversified REITs - 0.5%
H&R Real Estate Investment Trust	3,400	26,323
Health Care REITs - 0.3%
Aedifica SA	180	14,509
Industrial REITs - 0.5%
Tritax Big Box REIT PLC	12,700	27,209
Retail REITs - 1.1%
Primaris Real Estate Investment Trust	2,200	34,546
SmartCentres Real Estate Investment Trust	1,320	28,210
		62,756
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $106,667)		130,797

The accompanying notes are an integral part of these financial statements.

24

Hotchkis & Wiley International Small Cap Diversified Value Fund
Schedule of Investments
June 30, 2026 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.1%
First American Government Obligations Fund - Class X, 3.57%(d)	228,750	$228,750
TOTAL MONEY MARKET FUNDS (Cost $228,750)		228,750
TOTAL INVESTMENTS - 99.8% (Cost $4,592,971)		$5,525,442
Other Assets in Excess of Liabilities - 0.2%		9,483
TOTAL NET ASSETS - 100.0%		$5,534,925

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $176,862 or 3.2% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2026, the value of these securities total $20,152 or 0.4% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Allocation of Portfolio Holdings by Country as of June 30, 2026
(% of Net Assets)

Japan	$1,903,094	34.4%
United Kingdom	811,862	14.6
Canada	495,337	8.9
Australia	351,407	6.3
Germany	299,080	5.4
Switzerland	200,433	3.6
France	191,071	3.4
Italy	185,055	3.3
Sweden	179,212	3.3
Norway	136,763	2.6
Netherlands	76,079	1.4
Denmark	66,562	1.2
Austria	59,804	1.0
Belgium	52,532	1.0
Israel	50,235	0.9
Hong Kong	48,394	0.9
Finland	41,877	0.8
Ireland	38,836	0.6
Spain	35,898	0.7
United States	33,081	0.6
Singapore	18,942	0.4
Portugal	9,495	0.2
Luxembourg	8,191	0.1
Poland	3,452	0.1
Cash and Other	238,233	4.3
	$5,534,925	100.0%

The accompanying notes are an integral part of these financial statements.

25

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.0%
Automobile Components - 1.4%
Aptiv PLC(a)	201,200	$12,349,656
Automobiles - 1.1%
General Motors Co.	129,680	9,995,734
Banks - 3.1%
Citigroup, Inc.	84,140	11,776,234
Popular, Inc.	47,000	7,716,460
Wells Fargo & Co.	98,800	8,164,832
		27,657,526
Beverages - 0.8%
Constellation Brands, Inc. - Class A	21,800	3,032,162
Heineken NV - ADR(b)	99,600	4,180,212
		7,212,374
Broadline Retail - 0.0%(c)
Articore Group Ltd.(a)	1,991,054	372,196
Capital Markets - 2.2%
Bank of New York Mellon Corp.	64,200	9,283,962
State Street Corp.	61,200	10,379,520
		19,663,482
Chemicals - 14.4%
Ecovyst, Inc.(a)	263,600	3,281,820
Fuso Chemical Co. Ltd.	1,690,200	47,529,870
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $6,892,250)(a)(d)(e)(f)	32,422	7,417,181
Olin Corp.	1,309,800	25,960,236
PPG Industries, Inc.	361,400	43,834,206
UTEX Industries, Inc. (Acquired 5/11/2021, Cost $757,278)(a)(d)(f)	24,058	1,142,274
		129,165,587
Communications Equipment - 7.8%
F5, Inc.(a)	78,520	32,661,179
Telefonaktiebolaget LM Ericsson - ADR(b)	3,379,700	37,683,655
		70,344,834
Construction & Engineering - 1.8%
Fluor Corp.(a)	313,900	16,445,221
Consumer Finance - 3.8%
SLM Corp.	1,305,113	33,854,631
Electronic Equipment, Instruments & Components - 2.2%
Avnet, Inc.	66,100	5,871,002
CDW Corp.	98,000	13,782,720
		19,653,722
Energy Equipment & Services - 1.4%
Mcdermott International Ltd.(a)	6,659	146,503
NOV, Inc.	177,270	3,288,359
SLB Ltd.	198,970	9,250,115
		12,684,977
Food Products - 1.0%
Kraft Heinz Co.	189,100	4,466,542
Mondelez International, Inc. - Class A	73,900	4,274,376
		8,740,918

	Shares	Value
Ground Transportation - 1.6%
U-Haul Holding Co.	245,600	$14,171,120
Health Care Equipment & Supplies - 2.0%
GE HealthCare Technologies, Inc.	280,100	17,929,201
Health Care Providers & Services - 3.9%
Cigna Group	15,500	4,273,040
Elevance Health, Inc.	37,700	14,579,721
UnitedHealth Group, Inc.	21,160	8,794,731
Universal Health Services, Inc. - Class B	46,900	6,973,561
		34,621,053
Hotels, Restaurants & Leisure - 0.3%
Marriott Vacations Worldwide Corp.	29,200	2,974,896
Household Products - 1.1%
Henkel AG & Co. KGaA	122,500	9,694,413
Industrial Conglomerates - 2.2%
Siemens AG - ADR(b)	66,050	10,628,106
Siemens AG	27,400	8,809,269
		19,437,375
Insurance - 1.8%
American International Group, Inc.	182,700	13,616,631
Global Indemnity Group LLC - Class A	102,500	2,562,500
		16,179,131
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A	34,490	12,325,691
Machinery - 2.1%
CNH Industrial NV	763,000	8,568,490
Stanley Black & Decker, Inc.	107,400	10,108,488
		18,676,978
Media - 6.1%
Havas NV	1,113,320	21,734,976
Stagwell, Inc.(a)	3,264,970	24,258,727
WPP PLC - ADR(b)	541,690	8,390,778
		54,384,481
Metals & Mining - 0.0%(c)
Metals Recovery Holdings LLC (Acquired 7/24/2014 - 12/10/2019, Cost $6,965,758)(a)(d)(f)	7,042	2,324
Multi-Utilities - 2.4%
Dominion Energy, Inc.	320,200	21,866,458
Oil, Gas & Consumable Fuels - 9.9%
APA Corp.	661,200	21,535,284
California Resources Corp.	377,000	19,931,990
ConocoPhillips	97,500	10,136,100
Murphy Oil Corp.	238,400	7,762,304
Ovintiv, Inc.	301,400	15,868,710
Shell PLC - ADR	181,350	14,061,879
		89,296,267
Passenger Airlines - 2.0%
Qantas Airways Ltd.	2,484,820	18,256,638
Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.(a)	37,700	11,685,115

The accompanying notes are an integral part of these financial statements.

26

HOTCHKIS & WILEY VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 17.1%
Microsoft Corp.	75,810	$28,278,646
Salesforce, Inc.	35,600	5,577,096
SAP SE - ADR(b)	96,000	14,794,560
Workday, Inc. - Class A(a)	859,420	105,210,197
		153,860,499
Tobacco - 0.8%
Philip Morris International, Inc.	38,060	6,885,434
TOTAL COMMON STOCKS (Cost $730,053,158)		870,387,932
EXCHANGE TRADED FUNDS - 1.4%
Investment Companies - 1.4%
Vanguard Long-Term Treasury ETF	230,100	12,696,918
TOTAL EXCHANGE TRADED FUNDS (Cost $12,700,554)		12,696,918
PREFERRED STOCKS - 0.3%
Financial Services - 0.3%
Federal Home Loan Mortgage Corp.
Series K, 5.79%, Perpetual(a)	33,300	503,996
Series N, 0.00%, Perpetual(a)(g)	116,400	1,396,800
Series S, 0.00%, Perpetual(a)(g)	18,400	257,600
TOTAL PREFERRED STOCKS (Cost $268,508)		2,158,396
	Par
BANK LOANS - 0.2%
Energy Equipment & Services - 0.2%
Lealand Finance Co. BV First Lien
6.76% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 6/30/2020, Cost $442,882)(f)	$442,883	428,710
4.76% Cash and 3.00% PIK (1 mo. Term SOFR + 1.00%), 12/30/2027 (Acquired 6/30/2020 - 6/30/2026, Cost $1,568,791)(f)	1,550,835	1,500,433
		1,929,143
TOTAL BANK LOANS (Cost $2,011,673)		1,929,143
	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Real Estate Management & Development - 0.1%
Seritage Growth Properties - Class A(a)	307,200	807,936
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,374,890)		807,936

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(h)	47,669,292	$47,669,292
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $47,669,292)		47,669,292
	Shares
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.57%(h)	10,154,374	10,154,374
TOTAL MONEY MARKET FUNDS (Cost $10,154,374)		10,154,374
TOTAL INVESTMENTS - 105.4% (Cost $804,232,449)		$945,803,991
Liabilities in Excess of Other Assets - (5.4)%		(48,134,838)
TOTAL NET ASSETS - 100.0%		$897,669,153

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $46,323,775.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,561,779 or 1.0% of net assets as of June 30, 2026.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2026, the value of these securities total $10,490,922 or 1.2% of the Fund’s net assets.

(g)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
CORPORATE BONDS - 86.2%
Advertising - 0.9%
Stagwell Global LLC, 5.63%, 08/15/2029(a)	$7,064,000	$6,818,459
Aerospace & Defense - 1.4%
Amentum Holdings, Inc., 7.25%, 08/01/2032(a)	2,711,000	2,794,062
TransDigm, Inc.
7.13%, 12/01/2031(a)	1,854,000	1,922,062
6.75%, 01/31/2034(a)	5,772,000	5,924,520
		10,640,644
Auto Parts & Equipment - 3.3%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(a)	3,561,000	3,724,778
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	1,216,000	1,224,094
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034(a)	7,580,000	7,583,797
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	4,295,000	4,444,754
Phinia, Inc., 6.63%, 10/15/2032(a)	3,478,000	3,555,410
ZF North America Capital, Inc., 6.88%, 04/23/2032(a)	4,123,000	4,058,804
		24,591,637
Automakers - 0.6%
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	4,257,000	4,579,740
Banking - 5.2%
BNP Paribas SA, 7.45% to 06/27/2035 then 5 yr. CMT Rate + 3.13%, Perpetual(a)	5,756,000	5,941,660
BW Real Estate, Inc., 9.50% to 03/30/2030 then 5 yr. CMT Rate + 5.40%, Perpetual(a)	4,905,000	5,004,365
Citigroup, Inc., 6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	3,752,000	3,844,573
First Citizens BancShares, Inc., 7.00% to 12/15/2030 then 5 yr. CMT Rate + 3.30%, Perpetual	3,129,000	3,163,287
ING Groep NV, 7.00% to 11/16/2032 then USISSO05 + 3.59%, Perpetual	3,736,000	3,845,390
Lloyds Banking Group PLC, 6.63% to 09/27/2035 then 5 yr. CMT Rate + 2.68%, Perpetual	7,670,000	7,643,713
Pinnacle Financial Partners, Inc., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,820,000	1,882,419
Societe Generale SA, 7.13% to 01/15/2036 then 5 yr. CMT Rate + 2.95%, Perpetual(a)	7,749,000	7,702,876
		39,028,283
Brokerage - 0.5%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	3,768,000	3,877,694
Building & Construction - 2.3%
Adams Homes, Inc., 9.25%, 10/15/2028(a)	3,737,000	3,863,404
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030(a)	4,298,000	4,003,467

	Par	Value
LGI Homes, Inc., 7.00%, 11/15/2032(a)	$4,018,000	$3,998,146
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/2034(a)	5,508,000	5,529,531
		17,394,548
Building Materials - 3.3%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	6,151,000	6,090,647
Knife River Corp., 7.75%, 05/01/2031(a)	3,066,000	3,183,124
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	4,088,000	3,851,564
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	3,682,000	3,755,209
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029(a)	2,760,000	2,541,944
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	5,348,000	5,383,800
		24,806,288
Cable & Satellite TV - 3.8%
Block Communications, Inc., 10.25%, 03/01/2031(a)	3,207,000	2,935,877
Cable One, Inc., 4.00%, 11/15/2030(a)	5,702,000	3,081,821
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(a)	3,223,000	3,154,643
7.00%, 02/01/2033(a)	14,661,000	14,390,004
CSC Holdings LLC, 11.75%, 01/31/2029(a)	1,278,000	786,925
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	141,000	140,880
DISH DBS Corp., 7.75%, 09/01/2026	3,854,000	3,854,000
		28,344,150
Chemicals - 4.8%
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, 06/15/2033(a)	3,781,000	3,820,046
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(a)	621,000	622,672
INEOS Finance PLC, 7.50%, 04/15/2029(a)	4,279,000	4,163,639
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	4,281,000	4,255,117
NOVA Chemicals Corp., 7.00%, 12/01/2031(a)	4,397,000	4,623,059
Olin Corp., 6.63%, 04/01/2033(a)	5,377,000	5,316,069
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	3,358,000	3,585,787
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC, 7.63%, 05/03/2029(a)(b)	7,090,963	18,436
WR Grace Holdings LLC
5.63%, 08/15/2029(a)	7,498,000	7,053,342
7.00%, 08/01/2033(a)	3,095,000	3,016,333
		36,474,500
Consumer/Commercial/Lease Financing - 1.9%
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	6,194,000	5,257,715
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	5,759,000	5,778,978
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(a)	3,697,000	3,607,505
		14,644,198

The accompanying notes are an integral part of these financial statements.

28

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer-Products - 0.3%
Winnebago Industries, Inc., 6.25%, 07/15/2028(a)	$1,884,000	$1,892,378
Diversified Capital Goods - 1.6%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(a)	3,674,000	3,760,648
Patrick Industries, Inc., 6.38%, 11/01/2032(a)	3,762,000	3,750,175
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	4,265,000	4,274,963
		11,785,786
Electric-Generation - 0.5%
NRG Energy, Inc., 6.25%, 11/01/2034(a)	3,556,000	3,602,098
Electric-Integrated - 1.1%
Alpha Generation LLC, 6.25%, 01/15/2034(a)	4,810,000	4,736,071
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	3,812,000	3,778,648
		8,514,719
Energy - Exploration & Production - 4.0%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029(a)	2,837,000	2,951,745
California Resources Corp., 7.00%, 01/15/2034(a)	3,728,000	3,688,995
Chord Energy Corp., 6.75%, 03/15/2033(a)	3,732,000	3,789,215
DBR Land Holdings LLC, 6.25%, 12/01/2030(a)	3,228,000	3,280,068
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031(a)	4,063,000	3,937,886
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(a)	3,583,000	3,649,977
Oceaneering International, Inc., 6.88%, 07/15/2034(a)	4,689,000	4,765,530
SM Energy Co., 8.75%, 07/01/2031(a)	2,345,000	2,450,396
Talos Production, Inc., 9.38%, 02/01/2031(a)	1,851,000	1,945,207
		30,459,019
Environmental - 0.5%
Waste Pro USA, Inc., 7.00%, 02/01/2033(a)	3,543,000	3,634,378
Forestry/Paper - 0.5%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/2028(a)	3,750,000	3,711,912
Gaming - 1.2%
Penn Entertainment, Inc., 6.75%, 04/01/2031(a)	3,856,000	3,878,457
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	6,199,000	5,302,839
		9,181,296
Gas Distribution - 3.0%
CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/2033(a)	3,179,000	3,324,748
Golar LNG Ltd., 7.50%, 10/02/2030(a)	3,078,000	3,131,733

	Par	Value
Harvest Midstream I LP, 6.75%, 05/15/2034(a)	$3,748,000	$3,803,169
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,323,000	2,297,099
Rockies Express Pipeline LLC, 6.75%, 03/15/2033(a)	3,626,000	3,728,949
Sunoco LP, 6.63%, 08/15/2032(a)	3,543,000	3,605,413
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)	2,156,000	2,302,526
		22,193,637
Health Facilities - 1.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	6,440,000	6,637,534
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034(a)	1,467,000	1,533,500
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	3,327,000	3,448,054
		11,619,088
Health Services - 1.0%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	6,123,000	5,487,739
Sotera Health Holdings LLC, 7.38%, 06/01/2031(a)	1,745,000	1,811,504
		7,299,243
Hotels - 1.2%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)	5,869,000	5,836,275
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.88%, 05/15/2029(a)	3,579,000	3,501,844
		9,338,119
Insurance Brokerage - 3.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 7.00%, 01/15/2031(a)	3,873,000	3,937,962
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	3,907,000	3,767,242
CRC Insurance Group LLC, 7.13%, 06/01/2031(a)	3,695,000	3,685,416
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032(a)	3,783,000	3,394,101
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/01/2033(a)	3,077,000	2,855,788
Ryan Specialty LLC, 5.88%, 08/01/2032(a)	2,616,000	2,575,328
USI, Inc., 7.50%, 01/15/2032(a)	3,785,000	3,825,401
		24,041,238
Investments & Miscellaneous Financial Services - 2.1%
Armor Holdco, Inc., 8.50%, 11/15/2029(a)	4,080,000	4,106,940
FS KKR Capital Corp., 3.25%, 07/15/2027	2,011,000	1,959,110
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(a)	5,853,000	5,868,287
WEX, Inc., 6.50%, 03/15/2033(a)	3,708,000	3,694,873
		15,629,210
Leisure - 0.4%
Lindblad Expeditions LLC, 7.00%, 09/15/2030(a)	2,890,000	2,989,826

The accompanying notes are an integral part of these financial statements.

29

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Machinery - 2.8%
Arcosa, Inc., 6.88%, 08/15/2032(a)	$3,377,000	$3,525,426
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(a)	4,155,000	4,277,053
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(a)	3,873,000	3,759,579
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	3,938,000	3,920,061
Titan International, Inc., 7.00%, 04/30/2028	3,725,000	3,731,340
Wabash National Corp., 4.50%, 10/15/2028(a)	2,081,000	1,935,703
		21,149,162
Managed Care - 0.4%
Molina Healthcare, Inc., 6.50%, 02/15/2031(a)	2,872,000	2,925,261
Media - Broadcast - 2.0%
CMG Media Corp., 8.88%, 12/15/2027(a)	2,132,000	1,974,232
EW Scripps Co., 9.88%, 08/15/2030(a)	3,816,000	3,343,212
Gray Media, Inc.
10.50%, 07/15/2029(a)	1,587,000	1,676,129
5.38%, 11/15/2031(a)	6,306,000	4,235,740
Nexstar Media, Inc., 7.25%, 04/15/2034(a)	3,814,000	3,808,068
		15,037,381
Media - Services - 0.3%
Champions Financing, Inc., 8.75%, 02/15/2029(a)	2,257,000	2,197,121
Media Content - 0.4%
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/2034(a)	2,728,000	2,896,923
Medical Products - 1.6%
Grifols SA, 4.75%, 10/15/2028(a)	3,976,000	3,899,050
Insulet Corp., 6.50%, 04/01/2033(a)	3,654,000	3,709,037
Medline Borrower LP, 5.25%, 10/01/2029(a)	2,921,000	2,904,625
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029(a)	1,531,000	1,564,447
		12,077,159
Oil Field Equipment & Services - 5.0%
Borr IHC Ltd. / Borr Finance LLC, 8.75%, 01/15/2032(a)	4,514,000	4,411,842
Enerflex, Inc., 6.88%, 01/15/2031(a)	3,790,000	3,881,138
Kodiak Gas Services LLC, 6.75%, 10/01/2035(a)	3,803,000	3,903,688
Noble Finance II LLC
8.00%, 04/15/2030(a)	2,484,000	2,574,970
6.25%, 06/15/2034(a)	1,871,000	1,834,892
Seadrill Finance Ltd., 6.75%, 07/15/2034(a)	3,765,000	3,637,164
SESI LLC, 7.88%, 09/30/2030(a)	2,981,000	3,030,914
Transocean International Ltd., 8.75%, 02/15/2030(a)	1,845,200	1,918,597
Valaris Ltd., 8.38%, 04/30/2030(a)	3,706,000	3,850,230
WBI Operating LLC, 6.50%, 10/15/2033(a)	2,829,000	2,848,251

	Par	Value
Weatherford International Ltd.
8.63%, 04/30/2030(a)	$1,746,000	$1,774,750
6.75%, 10/15/2033(a)	3,635,000	3,710,792
		37,377,228
Oil Refining & Marketing - 1.6%
International Petroleum Corp., 7.50%, 10/10/2030	1,924,000	1,952,185
Par Petroleum LLC, 7.38%, 06/01/2034(a)	3,143,000	3,182,410
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 03/15/2030(a)	1,910,000	2,043,390
7.88%, 09/15/2030(a)	3,947,000	4,024,397
SM Energy Co., 9.63%, 06/15/2033(a)	964,000	1,057,444
		12,259,826
Packaging - 1.7%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	3,711,000	3,604,681
Sword Purchaser LLC, 8.25%, 04/15/2033(a)	1,883,000	1,949,545
Trivium Packaging Finance BV
8.25%, 07/15/2030(a)	2,344,000	2,478,142
12.25%, 01/15/2031(a)	769,000	850,578
Veritiv Operating Co., 10.50%, 11/30/2030(a)	3,520,000	3,604,424
		12,487,370
Personal & Household Products - 1.6%
Energizer Holdings, Inc., 6.00%, 09/15/2033(a)	4,939,000	4,758,265
Scotts Miracle-Gro Co., 4.38%, 02/01/2032	3,874,000	3,633,390
Whirlpool Corp.
7.50%, 07/01/2031(a)	1,867,000	1,893,974
7.88%, 07/01/2034(a)	1,867,000	1,879,326
		12,164,955
Pharmaceuticals - 2.2%
1261229 BC Ltd., 10.00%, 04/15/2032(a)	3,306,000	3,350,651
Bausch + Lomb Corp., 8.38%, 10/01/2028(a)	3,168,000	3,259,080
Bausch Health Cos., Inc., 11.00%, 09/30/2028(a)	719,000	732,776
Harrow, Inc., 8.63%, 09/15/2030(a)	3,723,000	3,781,187
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 7.88%, 05/15/2034(a)	5,329,000	5,711,739
		16,835,433
Printing & Publishing - 0.6%
Cimpress PLC, 7.38%, 09/15/2032(a)	4,648,000	4,702,758
Real Estate Development & Management - 0.5%
Cushman & Wakefield US Borrower LLC, 8.88%, 09/01/2031(a)	3,419,000	3,590,446
Recreation & Travel - 1.0%
Carnival Corp. Ltd., 6.13%, 02/15/2033(a)	7,337,000	7,429,409
Reinsurance - 0.1%
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045(a)	875,000	926,138
REITs - 0.5%
Rithm Capital Corp., 8.00%, 04/01/2029(a)	3,716,000	3,733,930

The accompanying notes are an integral part of these financial statements.

30

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Restaurants - 0.4%
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	$3,398,000	$3,269,307
Software/Services - 4.4%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029(a)	7,239,000	4,053,840
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(a)	3,816,000	3,818,388
Fair Isaac Corp., 6.25%, 09/15/2034(a)	2,892,000	2,850,337
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(a)	5,424,000	5,520,981
UKG, Inc., 6.88%, 02/01/2031(a)	11,778,000	11,449,737
VM Consolidated, Inc., 5.50%, 04/15/2029(a)	5,728,000	5,057,837
		32,751,120
Specialty Retail - 1.8%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(a)	2,268,000	2,378,817
Sonic Automotive, Inc., 4.88%, 11/15/2031(a)	3,985,000	3,836,807
Upbound Group, Inc., 6.38%, 02/15/2029(a)	3,908,000	3,876,321
Wand NewCo 3, Inc., 7.63%, 01/30/2032(a)	3,363,000	3,480,204
		13,572,149
Steel Producers/Products - 0.9%
Calderys Financing LLC, 11.25%, 06/01/2028(a)	3,458,000	3,586,070
Commercial Metals Co., 6.00%, 12/15/2035(a)	2,905,000	2,899,034
		6,485,104
Support-Services - 4.0%
ADI Escrow Issuer LLC, 7.13%, 07/15/2034(a)	4,605,000	4,700,754
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	3,457,000	3,581,829
EquipmentShare.com, Inc.
8.63%, 05/15/2032(a)	3,685,000	3,837,872
8.00%, 03/15/2033(a)	2,012,000	2,061,433
Everforth, Inc., 4.63%, 05/15/2028(a)	1,423,000	1,318,641
Herc Holdings, Inc., 7.25%, 06/15/2033(a)	4,228,000	4,410,891
Sotheby’s, 8.25%, 04/15/2031(a)	3,070,000	3,056,439
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	2,251,000	2,147,688
ZipRecruiter, Inc., 5.00%, 01/15/2030(a)	6,145,000	4,778,961
		29,894,508
Technology Hardware & Equipment - 0.7%
Seagate Data Storage Technology Pte Ltd., 8.50%, 07/15/2031(a)	3,354,000	3,506,956
Xerox Holdings Corp., 8.88%, 11/30/2029(a)	4,472,000	1,967,680
		5,474,636
Telecom - Satellite - 0.4%
Telesat Canada / Telesat LLC, 5.63%, 12/06/2026(a)	3,455,000	3,092,225

	Par	Value
Telecom - Wireline Integrated & Services - 0.3%
VZ Secured Financing BV, 7.50%, 01/15/2033(a)	$2,249,000	$2,154,578
Tobacco - 0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)	3,658,000	3,794,432
Transport Infrastructure/ Services - 0.4%
PODS LLC, 8.75%, 05/15/2031(a)	3,010,000	2,948,514
TOTAL CORPORATE BONDS (Cost $662,594,703)		648,319,161
BANK LOANS - 5.0%
Chemicals - 1.8%
Fortis 333, Inc., First Lien, 6.98% (3 mo. Term SOFR + 3.50%), 03/27/2032 (Acquired 2/6/2025 - 6/2/2025, Cost $6,378,390)(c)	6,386,492	6,375,507
SCIL USA Holdings LLC, 7.67% (1 mo. Term SOFR + 4.00%), 11/08/2032 (Acquired 10/9/2025 - 10/14/2025, Cost $7,234,899)(c)	7,267,480	7,267,480
		13,642,987
Forestry/Paper - 0.3%
Mativ Holdings, Inc., First Lien, 8.14% (1 mo. Term SOFR + 4.50%), 04/04/2033 (Acquired 3/30/2026, Cost $1,796,516)(c)	1,889,000	1,893,723
Machinery - 1.4%
Cleanova US Holdings LLC, 8.41% (1 mo. Term SOFR + 4.75%), 06/14/2032 (Acquired 5/22/2025 - 3/27/2026, Cost $6,019,228)(c)	6,205,998	6,128,454
TK Elevator US Newco, Inc., First Lien, 6.48% (1 mo. Term SOFR + 2.75%), 04/30/2030 (Acquired 2/27/2026, Cost $4,279,275)(c)	4,279,275	4,302,682
		10,431,136
Personal & Household Products - 0.5%
Journey Personal Care Corp., 7.39% (1 mo. Term SOFR + 3.75%), 03/01/2028 (Acquired 2/19/2021, Cost $3,997,887)(c)	4,017,977	4,018,480
Restaurants - 0.5%
Dave & Buster’s, Inc., First Lien, 6.94% (3 mo. Term SOFR + 3.25%), 06/29/2029 (Acquired 8/2/2022 - 9/27/2024, Cost $4,145,956)(c)	4,177,306	3,695,182
Support-Services - 0.5%
Specialty Building Products Holdings LLC, First Lien, 7.49% (1 mo. Term SOFR + 3.75%), 10/16/2028 (Acquired 2/26/2026, Cost $922,660)(c)	988,836	897,166

The accompanying notes are an integral part of these financial statements.

31

HOTCHKIS & WILEY HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Par	Value
BANK LOANS - (Continued)
Support-Services - (Continued)
Summer BC Holdco B SARL, First Lien, 8.99% (3 mo. Term SOFR + 5.00%), 02/15/2029 (Acquired 2/7/2025 - 2/11/2025, Cost $3,301,053)(c)	$3,311,758	$2,854,090
		3,751,256
TOTAL BANK LOANS (Cost $38,075,864)		37,432,764
	Shares
COMMON STOCKS - 2.7%
Advertising - 0.3%
Comcast Corp. - Class A	32,151	789,307
Elevance Health, Inc.	2,517	973,399
National CineMedia, Inc.	207,497	788,489
National CineMedia, Inc. 5.75% (Acquired 8/17/2023, Cost $0)(c)(d)(e)	6,230,000	0
		2,551,195
Food - Wholesale - 0.1%
Conagra Brands, Inc.	45,788	616,307
Machinery - 0.1%
Stanley Black & Decker, Inc.	10,222	962,095
Metals/Mining Excluding Steel - 0.0%(f)
Metals Recovery Holdings LLC (Acquired 7/19/2012 - 12/10/2019, Cost $27,352,487)(c)(d)(e)(g)	116,127	38,322
Non-Electric Utilities - 0.1%
Dominion Energy, Inc.	13,797	942,197
Oil Field Equipment & Services - 0.7%
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $4,753,500)(c)(d)(e)(g)	22,361	5,115,526
Software/Services - 0.1%
Workday, Inc. - Class A(e)	3,805	465,808
Specialty Retail - 1.3%
Authentic Brands Group (Acquired 7/11/2013 - 12/1/2025, Cost $29,885,433)(c)(d)(e)	65,215	9,947,177
TOTAL COMMON STOCKS (Cost $68,410,813)		20,638,627
CONVERTIBLE PREFERRED STOCKS - 0.8%
Aerospace & Defense - 0.6%
Boeing Co., 6.00%, 10/15/2027	72,172	4,857,176
Personal & Household Products - 0.2%
Whirlpool Corp., Series A, 8.50%, 02/15/2029	45,269	1,589,847
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,949,572)		6,447,023

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%
Hotels - 0.4%
Pebblebrook Hotel Trust, Series F, 6.30%, Perpetual	142,464	$2,766,651
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $2,494,030)		2,766,651
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.1%
First American Government Obligations Fund - Class X, 3.57%(h)	5,532,915	5,532,915
JPMorgan US Government Money Market Fund - Class IM, 3.59%(h)	25,087,500	25,087,500
TOTAL MONEY MARKET FUNDS (Cost $30,620,415)		30,620,415
TOTAL INVESTMENTS - 99.2% (Cost $808,145,397)		$746,224,641
Other Assets in Excess of Liabilities - 0.8%		5,727,861
TOTAL NET ASSETS - 100.0%		$751,952,502

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $611,585,660 or 81.3% of the Fund’s net assets.

(b)	Issuer is currently in default.
(c)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2026, the value of these securities total $52,533,789 or 7.0% of the Fund’s net assets.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $15,101,025 or 2.0% of net assets as of June 30, 2026.

(e)	Non-income producing security.
(f)	Represents less than 0.05% of net assets.
(g)	Affiliated security as defined by the Investment Company Act of 1940.
(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

32

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
June 30, 2026

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	SMID Cap Diversified Value Fund	Small Cap Value Fund
ASSETS:
Investments, at value	$84,757,770	$387,524,088	$397,907,228	$2,749,418	$828,567,753
Receivable for investments sold	167,665	—	—	—	227,570
Dividends receivable	107,370	560,072	632,152	3,519	561,425
Receivable for fund shares sold	33,862	218,016	27,829	—	3,110,834
Dividend tax reclaims receivable	5,507	27,718	9,551	—	—
Securities lending income receivable	1,940	10,982	7,425	—	9,275
Prepaid expenses and other assets	9,730	21,563	30,510	—	51,286
Total assets	85,083,844	388,362,439	398,614,695	2,752,937	832,528,143
LIABILITIES:
Payable upon return of securities loaned	2,867,440	22,845,200	7,208,393	—	13,436,769
Payable for investments purchased	222,209	2,240,453	—	—	592,433
Payable for distribution and shareholder servicing fees	51,701	224,065	236,210	—	279,773
Payable to Advisor	31,961	214,079	245,421	1,226	470,741
Payable for fund administration and accounting fees	21,800	55,672	55,014	—	98,956
Payable for audit fees	20,022	26,610	26,681	—	28,632
Payable for custodian fees	6,119	3,607	2,680	—	5,663
Payable for fund shares redeemed	3,109	922,722	85,981	—	1,564,504
Payable for expenses and other liabilities	13,511	55,321	45,116	—	112,238
Total liabilities	3,237,872	26,587,729	7,905,496	1,226	16,589,709
Commitments and contingencies (Note 7)
NET ASSETS	$ 81,845,972	$361,774,710	$390,709,199	$2,751,711	$815,938,434
Net Assets Consist of:
Paid-in capital	$71,812,737	$284,740,627	$458,729,863	$2,513,809	$764,310,700
Total accumulated distributable earnings (losses)	10,033,235	77,034,083	(68,020,664)	237,902	51,627,734
Total net assets	$ 81,845,972	$361,774,710	$390,709,199	$2,751,711	$815,938,434
Net assets	$—	$—	$—	$2,751,711	$—
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	—	—	—	90,000	—
Net asset value per share	$—	$—	$—	$30.57	$—
Class A
Net assets	$37,926,031	$121,250,307	$123,618,557	$—	$57,470,227
Shares issued and outstanding (unlimited shares authorized, $0.001, $0.001, $0.001 and $0.001 par value)	1,187,110	2,558,578	1,931,671	—	660,208
Net asset value per share	$31.95	$47.39	$64.00	$—	$87.05
Max offering price per share (net asset value per share divided by 0.9475, 0.9475, 0.9475 and 0.9475, respectively)	$33.72	$50.02	$67.55	$—	$91.87

The accompanying notes are an integral part of these financial statements.

33

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
June 30, 2026 (Continued)

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	SMID Cap Diversified Value Fund	Small Cap Value Fund
Class C
Net assets	$—	$—	$—	$—	$4,225,062
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	—	—	—	—	66,076
Net asset value per share	$—	$—	$—	$—	$63.94
Class I
Net assets	$43,919,941	$229,257,490	$238,507,998	$—	$695,460,193
Shares issued and outstanding (unlimited shares authorized, $0.001, $0.001, $0.001 and $0.001 par value)	1,381,281	4,805,725	3,659,068	—	7,928,390
Net asset value per share	$31.80	$47.71	$65.18	$—	$87.72
Class Z
Net assets	$—	$11,266,913	$28,582,644	$—	$58,782,952
Shares issued and outstanding (unlimited shares authorized, $0.001, $0.001 and $0.001 par value)	—	236,373	438,760	—	670,289
Net asset value per share	$—	$47.67	$65.14	$—	$87.70
Cost:
Investments, at cost	$74,146,712	$332,698,761	$383,474,970	$2,395,608	$741,371,381
Loaned Securities:
at value (included in investments)	$2,769,836	$22,093,074	$6,735,303	$—	$12,416,730

The accompanying notes are an integral part of these financial statements.

34

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
June 30, 2026 (Continued)

	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value	$935,241,989	$36,833,482	$4,635,524	$5,525,442	$938,386,810
Investments in affiliated securities, at value	—	—	—	—	7,417,181
Dividends receivable	1,144,527	78,963	10,242	13,228	532,182
Receivable for fund shares sold	216,658	41,197	—	—	409,760
Securities lending income receivable	11,396	—	—	—	32,934
Dividend tax reclaims receivable	1,094	44,599	10,202	17,697	184,062
Receivable for investments sold	—	257,266	40,391	18,581	369,627
Interest receivable	—	—	—	—	9,357
Foreign currency, at value	—	—	19,918	3,456	—
Receivable from Advisor	—	—	10,380	18,650	—
Prepaid expenses and other assets	27,071	5,532	3,214	4,908	30,390
Total assets	936,642,735	37,261,039	4,729,871	5,601,962	947,372,303
LIABILITIES:
Payable upon return of securities loaned	19,700,305	—	—	—	47,669,292
Payable for fund shares redeemed	814,229	—	—	—	1,105,768
Payable to Advisor	449,299	5,742	—	—	557,287
Payable for fund administration and accounting fees	117,277	22,475	23,447	36,648	108,480
Payable for distribution and shareholder servicing fees	89,546	5,217	3	16	165,793
Payable for audit fees	26,771	17,587	15,211	15,213	33,039
Payable for custodian fees	17,025	3,218	7,451	12,416	8,274
Payable for investments purchased	—	64,834	10,472	—	—
Payable to custodian	—	—	22,496	—	—
Payable for expenses and other liabilities	79,911	5,910	1,953	2,744	55,217
Total liabilities	21,294,363	124,983	81,033	67,037	49,703,150
Commitments and contingencies (Note 7)
NET ASSETS	$915,348,372	$37,136,056	$4,648,838	$5,534,925	$897,669,153
Net Assets Consist of:
Paid-in capital	$780,973,089	$31,615,027	$3,387,203	$4,589,734	$757,864,979
Total accumulated distributable earnings	134,375,283	5,521,029	1,261,635	945,191	139,804,174
Total net assets	$ 915,348,372	$37,136,056	$4,648,838	$5,534,925	$897,669,153
Class A
Net assets	$21,623,626	$2,724,923	$—	$—	$117,199,054
Shares issued and outstanding (unlimited shares authorized, $0.001, $0.001 and $0.001 par value)	1,451,814	178,170	—	—	2,748,552
Net asset value per share	$14.89	$15.29	$—	$—	$42.64
Max offering price per share (net asset value per share divided by 0.9475, 0.9475 and 0.9475, respectively)	$15.72	$16.14	$—	$—	$45.00

The accompanying notes are an integral part of these financial statements.

35

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
June 30, 2026 (Continued)

	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund
Class C
Net assets	$—	$—	$—	$—	$10,573,128
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	—	—	—	—	283,683
Net asset value per share	$—	$—	$—	$—	$37.27
Class I
Net assets	$608,340,856	$34,411,133	$4,648,838	$5,534,925	$674,147,970
Shares issued and outstanding (unlimited shares authorized, $0.001, $0.001, $0.001, $0.001 and $0.001 par value)	40,477,203	2,256,114	327,958	466,218	15,801,135
Net asset value per share	$15.03	$15.25	$14.18	$11.87	$42.66
Class Z
Net assets	$285,383,890	$—	$—	$—	$95,749,001
Shares issued and outstanding (unlimited shares authorized, $0.001 and $0.001 par value)	19,004,039	—	—	—	2,242,918
Net asset value per share	$15.02	$—	$—	$—	$42.69
Cost:
Investments in unaffiliated securities, at cost	$804,287,943	$31,479,890	$3,442,476	$4,592,971	$797,340,199
Investments in affiliated securities, at cost	$—	$—	$—	$—	$6,892,250
Foreign currency, at cost	$—	$—	$19,853	$3,472	$—
Loaned Securities:
at value (included in investments)	$18,820,822	$—	$—	$—	$46,323,775

The accompanying notes are an integral part of these financial statements.

36

Hotchkis & Wiley Funds
Statements of Assets AND Liabilities
June 30, 2026 (Continued)

High Yield Fund
ASSETS:
Investments in unaffiliated securities, at value	$741,070,793
Investments in affiliated securities, at value	5,153,848
Interest receivable	12,329,057
Receivable for investments sold	1,689,598
Receivable for fund shares sold	892,064
Dividends receivable	168,304
Prepaid expenses and other assets	20,175
Total assets	761,323,839
LIABILITIES:
Payable for investments purchased	6,381,530
Payable for fund shares redeemed	1,414,497
Distributions payable	989,165
Payable to Advisor	292,995
Payable for fund administration and accounting fees	121,147
Payable for distribution and shareholder servicing fees	64,533
Payable for audit fees	46,069
Payable for custodian fees	9,866
Payable for expenses and other liabilities	51,535
Total liabilities	9,371,337
Commitments and contingencies (Note 7)
NET ASSETS	$751,952,502
Net Assets Consist of:
Paid-in capital	$1,209,318,357
Total accumulated losses	(457,365,855)
Total net assets	$751,952,502
Class A
Net assets	$26,615,903
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	2,558,519
Net asset value per share	$10.40
Max offering price per share (net asset value per share divided by 0.9625)	$10.81
Class I
Net assets	$438,750,276
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	41,760,152
Net asset value per share	$10.51
Class Z
Net assets	$286,586,323
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	27,286,871
Net asset value per share	$10.50
Cost:
Investments in unaffiliated securities, at cost	$776,039,410
Investments in affiliated securities, at cost	$32,105,987

The accompanying notes are an integral part of these financial statements.

37

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2026

	Large Cap Disciplined Value Fund	Large Cap Fundamental Value Fund	Mid-Cap Value Fund	SMID Cap Diversified Value Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$1,792,384	$8,762,104	$8,778,335	$54,378	$13,643,835
Less: dividend withholding taxes	(23,118)	(104,621)	(182,191)	(416)	(61,478)
Interest income	6,319	35,096	158,842	—	98,127
Securities lending income	12,027	62,825	68,539	—	10,210
Total investment income	1,787,612	8,755,404	8,823,525	53,962	13,690,694
EXPENSES:
Investment advisory fee	565,441	2,550,456	2,909,102	13,087	5,425,511
Distribution expenses - Class A	94,102	306,798	294,639	—	136,705
Distribution expenses - Class C	—	—	—	—	37,319
Fund administration and accounting fees	68,150	169,091	169,496	—	298,944
Shareholder servicing costs - Class I	27,881	288,410	303,937	—	1,179,372
Shareholder servicing costs - Class A	24,882	107,384	95,096	—	44,026
Shareholder servicing costs - Class C	—	—	—	—	3,492
Federal and state registration fees	38,782	50,094	44,270	—	46,733
Audit fees	20,041	26,703	26,791	—	28,861
Transfer agent fees	15,514	91,795	59,551	—	54,479
ReFlow fees	9,444	66,765	—	—	275,397
Trustees’ fees	9,215	41,869	44,210	—	81,241
Legal fees	7,256	34,125	35,061	—	71,074
Reports to shareholders	5,458	21,655	22,491	—	74,929
Custodian fees	4,039	13,301	9,332	—	19,165
Compliance fees	2,342	11,333	11,032	—	20,720
Other expenses and fees	11,850	34,649	36,086	—	66,120
Total expenses	904,397	3,814,428	4,061,094	13,087	7,864,088
Expense reimbursement by Advisor	(154,631)	(25,679)	—	—	(475,795)
Net expenses	749,766	3,788,749	4,061,094	13,087	7,388,293
NET INVESTMENT INCOME	1,037,846	4,966,655	4,762,431	40,875	6,302,401
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	14,891,961	63,622,637	60,895,544	185,387	80,340,859
Net realized gain (loss)	14,891,961	63,622,637	60,895,544	185,387	80,340,859
Net change in unrealized appreciation (depreciation) on:
Investments	(2,893,847)	(2,352,307)	14,981,705	273,614	64,432,385
Net change in unrealized appreciation (depreciation)	(2,893,847)	(2,352,307)	14,981,705	273,614	64,432,385
Net realized and unrealized gain (loss)	11,998,114	61,270,330	75,877,249	459,001	144,773,244
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,035,960	$66,236,985	$80,639,680	$499,876	$151,075,645

The accompanying notes are an integral part of these financial statements.

38

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2026 (Continued)

	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund
INVESTMENT INCOME:
Dividend income	$18,696,712	$1,042,134	$163,495	$192,785	$16,007,389
Less: dividend withholding taxes	(11,494)	(81,631)	(22,960)	(28,972)	(774,741)
Interest income	88,791	6,358	1,860	643	410,467
Securities lending income	62,176	—	—	—	151,366
Other income	816	19	—	—	—
Total investment income	18,837,001	966,880	142,395	164,456	15,794,481
EXPENSES:
Investment advisory fee	5,386,447	226,557	27,344	36,625	6,033,987
Shareholder servicing costs - Class I	608,728	23,736	141	51	553,262
Shareholder servicing costs - Class A	33,455	2,005	—	—	95,112
Shareholder servicing costs - Class C	—	—	—	—	7,241
Fund administration and accounting fees	339,815	69,503	77,388	140,378	337,787
ReFlow fees	99,707	7,043	—	—	63,592
Trustees’ fees	91,210	4,507	511	565	88,733
Distribution expenses - Class A	82,304	7,111	—	—	278,152
Distribution expenses - Class C	—	—	—	—	109,086
Federal and state registration fees	74,624	30,486	18,914	19,628	68,658
Legal fees	72,727	3,615	435	443	68,354
Transfer agent fees	62,801	2,846	384	350	62,714
Reports to shareholders	44,795	2,001	1,103	1,082	25,407
Custodian fees	37,307	4,960	14,875	52,235	28,262
Audit fees	26,964	17,598	15,212	15,214	33,241
Compliance fees	22,892	1,155	135	143	22,216
Overdraft fees	100	—	705	669	—
Other expenses and fees	72,032	8,144	3,941	5,504	76,817
Total expenses	7,055,908	411,267	161,088	272,887	7,952,621
Expense reimbursement by Advisor	(351,926)	(109,056)	(126,106)	(225,860)	—
Net expenses	6,703,982	302,211	34,982	47,027	7,952,621
NET INVESTMENT INCOME	12,133,019	664,669	107,413	117,429	7,841,860
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	45,105,040	6,829,329	721,717	493,831	52,562,939
Taxes withheld	—	(245)	—	(2,125)	—
Other investments	—	—	312	—	—
Foreign currency transactions	—	(14,123)	(2,856)	(3,998)	(41,005)
Net realized gain (loss)	45,105,040	6,814,961	719,173	487,708	52,521,934

The accompanying notes are an integral part of these financial statements.

39

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2026 (Continued)

	Small Cap Diversified Value Fund	Global Value Fund	International Value Fund	International Small Cap Diversified Value Fund	Value Opportunities Fund
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	$167,487,406	$(1,558,311)	$224,762	$306,647	$41,268,258
Investments in affiliated securities	—	—	—	—	(449,044)
Foreign currency translation	—	(2,828)	(1,066)	(1,312)	(20,521)
Net change in unrealized appreciation (depreciation)	167,487,406	(1,561,139)	223,696	305,335	40,798,693
Net realized and unrealized gain (loss)	212,592,446	5,253,822	942,869	793,043	93,320,627
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$224,725,465	$5,918,491	$1,050,282	$910,472	$101,162,487

The accompanying notes are an integral part of these financial statements.

40

Hotchkis & Wiley Funds
Statements of Operations
For the Year Ended June 30, 2026 (Continued)

High Yield Fund
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,340,850
Dividend income from affiliated securities	31,090
Less: dividend withholding taxes	(2,106)
Interest income	52,225,250
Other income	20,247
Total investment income	53,615,331
EXPENSES:
Investment advisory fee	4,231,766
Shareholder servicing costs - Class I	487,661
Shareholder servicing costs - Class A	23,964
Fund administration and accounting fees	363,530
Trustees’ fees	88,860
Legal fees	71,597
Distribution expenses - Class A	69,167
Federal and state registration fees	55,621
Audit fees	46,236
Transfer agent fees	43,073
Custodian fees	31,042
Reports to shareholders	29,853
Compliance fees	22,606
Overdraft fees	10
Other expenses and fees	69,512
Total expenses	5,634,498
Expense reimbursement by Advisor	(483,994)
Net expenses	5,150,504
NET INVESTMENT INCOME	48,464,827
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,780,522)
Other investments	1,884
Foreign currency transactions	(3)
Net realized gain (loss)	(4,778,641)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(8,633,429)
Investments in affiliated securities	(341,054)
Foreign currency translation	2
Net change in unrealized appreciation (depreciation)	(8,974,481)
Net realized and unrealized gain (loss)	(13,753,122)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,711,705

The accompanying notes are an integral part of these financial statements.

41

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Disciplined Value Fund		Large Cap Fundamental Value Fund
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$1,037,846	$1,379,016	$4,966,655	$6,159,278
Net realized gain (loss)	14,891,961	11,281,701	63,622,637	31,277,052
Net change in unrealized appreciation (depreciation)	(2,893,847)	(2,603,363)	(2,352,307)	(2,149,291)
Net increase (decrease) in net assets from operations	13,035,960	10,057,354	66,236,985	35,287,039
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(3,909,959)	(949,154)	(9,345,526)	(13,129,045)
From return of capital - Class A	—	(3,836,546)	—	—
From earnings - Class I	(4,440,075)	(1,456,722)	(17,114,711)	(25,452,648)
From return of capital - Class I	—	(5,888,168)	—	—
From earnings - Class Z	—	—	(935,392)	(1,206,805)
Total distributions to shareholders	(8,350,034)	(12,130,590)	(27,395,629)	(39,788,498)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,063,148	1,092,363	4,079,947	3,846,318
Shares issued from reinvestment of distributions - Class A	1,607,812	1,919,741	4,949,580	6,308,628
Shares redeemed - Class A	(3,142,432)	(9,189,817)	(19,377,691)	(22,509,481)
Shares sold - Class I	8,697,953	8,285,638	34,001,079	59,119,226
Shares issued from reinvestment of distributions - Class I	4,215,322	6,934,702	15,295,544	23,064,893
Shares redeemed - Class I	(15,995,522)	(37,511,814)	(84,036,678)	(49,386,749)
Shares sold - Class Z	—	—	47,869,866	11,336,544
Shares issued from reinvestment of distributions - Class Z	—	—	866,128	1,176,751
Shares redeemed - Class Z	—	—	(50,195,439)	(14,430,183)
Net increase (decrease) in net assets from capital transactions	(3,553,719)	(28,469,187)	(46,547,664)	18,525,947
NET INCREASE (DECREASE) IN NET ASSETS	1,132,207	(30,542,423)	(7,706,308)	14,024,488
NET ASSETS:
Beginning of the year	80,713,765	111,256,188	369,481,018	355,456,530
End of the year	$81,845,972	$80,713,765	$ 361,774,710	$ 369,481,018
SHARES TRANSACTIONS
Shares sold - Class A	35,191	34,910	90,347	89,288
Shares issued from reinvestment of distributions - Class A	54,539	63,758	113,392	146,508
Shares redeemed - Class A	(101,297)	(287,178)	(426,200)	(523,006)
Shares sold - Class I	286,338	279,725	739,357	1,336,372
Shares issued from reinvestment of distributions - Class I	143,868	231,930	348,577	532,431
Shares redeemed - Class I	(526,585)	(1,258,955)	(1,834,962)	(1,151,832)
Shares sold - Class Z	—	—	1,054,726	280,964
Shares issued from reinvestment of distributions - Class Z	—	—	19,766	27,183
Shares redeemed - Class Z	—	—	(1,095,952)	(347,381)
Total increase (decrease) in shares outstanding	(107,946)	(935,810)	(990,949)	390,527

The accompanying notes are an integral part of these financial statements.

42

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Fund		SMID Cap Diversified Value Fund
	Year Ended June 30,		Year Ended June 30, 2026	Period Ended June 30, 2025(a)
	2026	2025
OPERATIONS:
Net investment income (loss)	$4,762,431	$5,084,729	$40,875	$10,932
Net realized gain (loss)	60,895,544	57,002,019	185,387	18
Net change in unrealized appreciation (depreciation)	14,981,705	(56,805,824)	273,614	80,196
Net increase (decrease) in net assets from operations	80,639,680	5,280,924	499,876	91,146
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(32,548)	—
From earnings - Class A	(1,347,910)	(1,166,692)	—	—
From earnings - Class I	(3,319,018)	(3,038,308)	—	—
From earnings - Class Z	(367,070)	(462,743)	—	—
Total distributions to shareholders	(5,033,998)	(4,667,743)	(32,548)	—
CAPITAL TRANSACTIONS:
Shares sold	—	—	1,871,537	1,911,106
Shares redeemed	—	—	(1,589,408)	—
ETF transaction fees (See Note 1)	—	—	—	2
Shares sold - Class A	2,473,822	3,086,593	—	—
Shares issued from reinvestment of distributions - Class A	739,023	647,278	—	—
Shares redeemed - Class A	(12,029,646)	(13,853,906)	—	—
Shares sold - Class I	21,136,756	35,568,785	—	—
Shares issued from reinvestment of distributions - Class I	3,003,037	2,727,862	—	—
Shares redeemed - Class I	(80,713,462)	(67,200,836)	—	—
Shares sold - Class Z	5,563,019	2,992,191	—	—
Shares issued from reinvestment of distributions - Class Z	350,684	438,334	—	—
Shares redeemed - Class Z	(4,576,608)	(18,033,928)	—	—
Net increase (decrease) in net assets from capital transactions	(64,053,375)	(53,627,627)	282,129	1,911,108
NET INCREASE (DECREASE) IN NET ASSETS	11,552,307	(53,014,446)	749,457	2,002,254
NET ASSETS:
Beginning of the period	379,156,892	432,171,338	2,002,254	—
End of the period	$390,709,199	$379,156,892	$2,751,711	$ 2,002,254
SHARES TRANSACTIONS
Shares sold	—	—	70,000	80,000
Shares redeemed	—	—	(60,000)	—
Shares sold - Class A	41,917	57,599	—	—
Shares issued from reinvestment of distributions - Class A	12,981	11,479	—	—
Shares redeemed - Class A	(205,424)	(259,901)	—	—
Shares sold - Class I	347,914	653,132	—	—
Shares issued from reinvestment of distributions - Class I	51,848	47,540	—	—
Shares redeemed - Class I	(1,344,419)	(1,240,865)	—	—
Shares sold - Class Z	87,049	55,588	—	—

The accompanying notes are an integral part of these financial statements.

43

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Value Fund		SMID Cap Diversified Value Fund
	Year Ended June 30,		Year Ended June 30, 2026	Period Ended June 30, 2025(a)
	2026	2025
Shares issued from reinvestment of distributions - Class Z	6,063	7,643	—	—
Shares redeemed - Class Z	(76,427)	(331,577)	—	—
Total increase (decrease) in shares outstanding	(1,078,498)	(999,362)	10,000	80,000

(a)	Inception date of the Fund was March 28, 2025.
The accompanying notes are an integral part of these financial statements.

44

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Value Fund		Small Cap Diversified Value Fund
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$6,302,401	$5,979,974	$12,133,019	$13,017,618
Net realized gain (loss)	80,340,859	66,764,042	45,105,040	74,450,527
Net change in unrealized appreciation (depreciation)	64,432,385	(70,577,104)	167,487,406	(81,525,089)
Net increase (decrease) in net assets from operations	151,075,645	2,166,912	224,725,465	5,943,056
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(354,164)	(4,268,106)	(308,694)	(3,145,029)
From earnings - Class C	(3,002)	(350,542)	—	—
From earnings - Class I	(5,828,328)	(57,064,006)	(6,425,458)	(34,284,965)
From earnings - Class Z	(642,779)	(2,233,025)	(2,478,602)	(14,757,752)
Total distributions to shareholders	(6,828,273)	(63,915,679)	(9,212,754)	(52,187,746)
CAPITAL TRANSACTIONS:
Shares sold - Class A	10,728,461	12,436,053	11,335,448	16,556,903
Shares issued from reinvestment of distributions - Class A	297,535	3,548,899	173,732	1,800,882
Shares redeemed - Class A	(16,822,358)	(12,346,946)	(39,609,916)	(21,546,487)
Shares sold - Class C	711,864	1,033,252	—	—
Shares issued from reinvestment of distributions - Class C	2,356	275,924	—	—
Shares redeemed - Class C	(559,432)	(1,074,531)	—	—
Shares sold - Class I	569,181,651	196,225,037	107,140,293	159,142,227
Shares issued from reinvestment of distributions - Class I	2,454,595	24,108,477	6,363,241	33,974,118
Shares redeemed - Class I	(640,026,319)	(221,067,354)	(152,046,304)	(214,507,415)
Shares sold - Class Z	207,555,428	122,685,515	151,591,212	170,745,052
Shares issued from reinvestment of distributions - Class Z	504,241	1,841,126	2,282,049	13,366,643
Shares redeemed - Class Z	(205,927,171)	(99,556,960)	(118,376,526)	(170,874,724)
Net increase (decrease) in net assets from capital transactions	(71,899,149)	28,108,492	(31,146,771)	(11,342,801)
NET INCREASE (DECREASE) IN NET ASSETS	72,348,223	(33,640,275)	184,365,940	(57,587,491)
NET ASSETS:
Beginning of the year	743,590,211	777,230,486	730,982,432	788,569,923
End of the year	$815,938,434	$743,590,211	$915,348,372	$730,982,432
SHARES TRANSACTIONS
Shares sold - Class A	137,604	166,003	904,122	1,361,276
Shares issued from reinvestment of distributions - Class A	3,951	45,203	13,854	137,999
Shares redeemed - Class A	(216,722)	(166,659)	(3,018,761)	(1,804,590)
Shares sold - Class C	12,606	18,889	—	—
Shares issued from reinvestment of distributions - Class C	42	4,756	—	—
Shares redeemed - Class C	(10,045)	(20,189)	—	—
Shares sold - Class I	7,153,587	2,601,482	8,354,590	13,459,396
Shares issued from reinvestment of distributions - Class I	32,383	304,823	503,820	2,579,660
Shares redeemed - Class I	(8,218,315)	(3,088,976)	(11,456,269)	(18,221,822)

The accompanying notes are an integral part of these financial statements.

45

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Value Fund		Small Cap Diversified Value Fund
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
Shares sold - Class Z	2,644,220	1,701,130	11,409,202	14,200,460
Shares issued from reinvestment of distributions - Class Z	6,658	23,288	180,828	1,016,475
Shares redeemed - Class Z	(2,624,778)	(1,393,244)	(8,906,349)	(14,570,455)
Total increase (decrease) in shares outstanding	(1,078,809)	196,506	(2,014,963)	(1,841,601)

The accompanying notes are an integral part of these financial statements.

46

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Global Value Fund		International Value Fund
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$664,669	$644,986	$107,413	$101,424
Net realized gain (loss)	6,814,961	3,343,894	719,173	304,955
Net change in unrealized appreciation (depreciation)	(1,561,139)	1,671,724	223,696	537,582
Net increase (decrease) in net assets from operations	5,918,491	5,660,604	1,050,282	943,961
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(477,891)	(367,047)	—	—
From earnings - Class I	(6,391,889)	(4,731,507)	(1,024,536)	(443,946)
Total distributions to shareholders	(6,869,780)	(5,098,554)	(1,024,536)	(443,946)
CAPITAL TRANSACTIONS:
Shares sold - Class A	456,373	474,554	—	—
Shares issued from reinvestment of distributions - Class A	474,382	360,952	—	—
Shares redeemed - Class A	(1,208,724)	(448,651)	—	—
Shares sold - Class I	6,460,127	4,878,958	155,579	526,631
Shares issued from reinvestment of distributions - Class I	6,390,949	4,730,846	582,999	247,522
Shares redeemed - Class I	(14,314,652)	(8,309,853)	(911,107)	(125,526)
Net increase (decrease) in net assets from capital transactions	(1,741,545)	1,686,806	(172,529)	648,627
NET INCREASE (DECREASE) IN NET ASSETS	(2,692,834)	2,248,856	(146,783)	1,148,642
NET ASSETS:
Beginning of the year	39,828,890	37,580,034	4,795,621	3,646,979
End of the year	$37,136,056	$ 39,828,890	$4,648,838	$ 4,795,621
SHARES TRANSACTIONS
Shares sold - Class A	28,442	30,108	—	—
Shares issued from reinvestment of distributions - Class A	31,218	24,892	—	—
Shares redeemed - Class A	(75,534)	(29,736)	—	—
Shares sold - Class I	409,718	315,117	10,631	39,140
Shares issued from reinvestment of distributions - Class I	421,937	326,942	43,177	21,191
Shares redeemed - Class I	(905,208)	(555,469)	(60,751)	(10,017)
Total increase (decrease) in shares outstanding	(89,427)	111,854	(6,943)	50,314

The accompanying notes are an integral part of these financial statements.

47

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Small Cap Diversified Value Fund		Value Opportunities Fund
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$117,429	$141,683	$7,841,860	$7,758,121
Net realized gain (loss)	487,708	480,694	52,521,934	51,728,867
Net change in unrealized appreciation (depreciation)	305,335	160,201	40,798,693	28,444,086
Net increase (decrease) in net assets from operations	910,472	782,578	101,162,487	87,931,074
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	—	(6,858,470)	(9,254,885)
From earnings - Class C	—	—	(640,086)	(1,084,233)
From earnings - Class I	(646,730)	(1,110,034)	(39,728,461)	(45,016,051)
From earnings - Class Z	—	—	(5,340,884)	(6,072,200)
Total distributions to shareholders	(646,730)	(1,110,034)	(52,567,901)	(61,427,369)
CAPITAL TRANSACTIONS:
Shares sold - Class A	—	—	31,744,630	16,922,004
Shares issued from reinvestment of distributions - Class A	—	—	5,212,215	7,426,079
Shares redeemed - Class A	—	—	(26,997,783)	(28,740,150)
Shares sold - Class C	—	—	919,084	1,462,517
Shares issued from reinvestment of distributions - Class C	—	—	501,403	908,024
Shares redeemed - Class C	—	—	(2,514,698)	(3,864,595)
Shares sold - Class I	2,766	1,527,190	198,136,202	124,625,492
Shares issued from reinvestment of distributions - Class I	646,730	1,110,034	23,891,944	25,896,915
Shares redeemed - Class I	(43,749)	(5,707,711)	(126,042,650)	(105,474,556)
Shares sold - Class Z	—	—	56,530,276	67,952,997
Shares issued from reinvestment of distributions - Class Z	—	—	5,223,260	6,072,194
Shares redeemed - Class Z	—	—	(42,653,987)	(67,674,672)
Net increase (decrease) in net assets from capital transactions	605,747	(3,070,487)	123,949,896	45,512,249
NET INCREASE (DECREASE) IN NET ASSETS	869,489	(3,397,943)	172,544,482	72,015,954
NET ASSETS:
Beginning of the year	4,665,436	8,063,379	725,124,671	653,108,717
End of the year	$ 5,534,925	$4,665,436	$897,669,153	$725,124,671
SHARES TRANSACTIONS
Shares sold - Class A	—	—	754,242	430,588
Shares issued from reinvestment of distributions - Class A	—	—	125,761	189,489
Shares redeemed - Class A	—	—	(644,076)	(733,263)
Shares sold - Class C	—	—	25,019	42,431
Shares issued from reinvestment of distributions - Class C	—	—	13,762	26,213
Shares redeemed - Class C	—	—	(68,187)	(111,922)
Shares sold - Class I	232	122,951	4,697,322	3,236,272

The accompanying notes are an integral part of these financial statements.

48

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Small Cap Diversified Value Fund		Value Opportunities Fund
	Year Ended June 30,		Year Ended June 30,
	2026	2025	2026	2025
Shares issued from reinvestment of distributions - Class I	55,490	114,910	576,557	660,635
Shares redeemed - Class I	(3,485)	(477,179)	(3,027,166)	(2,697,336)
Shares sold - Class Z	—	—	1,364,003	1,738,834
Shares issued from reinvestment of distributions - Class Z	—	—	126,072	154,903
Shares redeemed - Class Z	—	—	(1,029,380)	(1,731,611)
Total increase (decrease) in shares outstanding	52,237	(239,318)	2,913,929	1,205,233

The accompanying notes are an integral part of these financial statements.

49

HOTCHKIS & WILEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	High Yield Fund
	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$48,464,827	$54,508,378
Net realized gain (loss)	(4,778,641)	(22,997,337)
Net change in unrealized appreciation (depreciation)	(8,974,481)	39,912,711
Net increase (decrease) in net assets from operations	34,711,705	71,423,752
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	(1,670,053)	(2,452,990)
From earnings - Class I	(27,666,058)	(40,110,586)
From earnings - Class Z	(19,176,750)	(11,967,496)
Total distributions to shareholders	(48,512,861)	(54,531,072)
CAPITAL TRANSACTIONS:
Shares sold - Class A	4,161,385	3,335,967
Shares issued from reinvestment of distributions - Class A	1,495,297	1,469,725
Shares redeemed - Class A	(6,480,011)	(37,317,195)
Shares sold - Class I	82,241,030	155,886,483
Shares issued from reinvestment of distributions - Class I	26,850,828	29,067,903
Shares redeemed - Class I	(112,164,222)	(462,498,106)
Shares sold - Class Z	58,923,708	267,331,607
Shares issued from reinvestment of distributions - Class Z	6,907,620	5,687,877
Shares redeemed - Class Z	(72,106,142)	(101,729,300)
Net increase (decrease) in net assets from capital transactions	(10,170,507)	(138,765,039)
NET INCREASE (DECREASE) IN NET ASSETS	(23,971,663)	(121,872,359)
NET ASSETS:
Beginning of the year	775,924,165	897,796,524
End of the year	$751,952,502	$775,924,165
SHARES TRANSACTIONS
Shares sold - Class A	395,205	317,547
Shares issued from reinvestment of distributions - Class A	142,352	139,958
Shares redeemed - Class A	(615,966)	(3,528,416)
Shares sold - Class I	7,754,435	14,695,488
Shares issued from reinvestment of distributions - Class I	2,530,843	2,740,050
Shares redeemed - Class I	(10,567,175)	(43,725,422)
Shares sold - Class Z	5,550,468	25,250,504
Shares issued from reinvestment of distributions - Class Z	651,431	536,909
Shares redeemed - Class Z	(6,817,977)	(9,796,197)
Total increase (decrease) in shares outstanding	(976,384)	(13,369,579)

The accompanying notes are an integral part of these financial statements.

50

Hotchkis & Wiley Funds
Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)(e)	Ratio of expenses to average net assets after expense reimbursement(d)(e)	Ratio of overdraft and ReFlow fees to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding overdraft and ReFlow fees(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)
Hotchkis & Wiley Large Cap Disciplined Value Fund - Class A
6/30/2026	$30.25	0.36	4.65	5.01	(0.44)	(2.87)	—	(3.31)	—	$31.95	17.47%	$37,926	1.25%	1.06%	0.01%	1.05%	1.15%	48%
6/30/2025	$30.88	0.40	2.84	3.24	(0.77)	—	(3.10)	(3.87)	—	$30.25	10.55%	$36,258	1.26%	1.06%	0.01%	1.05%	1.31%	34%
6/30/2024	$26.41	0.41	4.42	4.83	(0.36)	—	—	(0.36)	—	$30.88	18.48%	$42,843	1.23%	1.05%	—%	1.05%	1.44%	34%
6/30/2023	$22.84	0.27	3.50	3.77	(0.20)	—	—	(0.20)	—	$26.41	16.58%	$34,785	1.25%	1.05%	0.00%(h)	1.05%	1.10%	26%
6/30/2022	$25.18	0.19	(2.30)	(2.11)	(0.23)	—	—	(0.23)	—	$22.84	−8.49%	$32,489	1.22%	1.05%	0.00%(h)	1.05%	0.72%	28%
Hotchkis & Wiley Large Cap Disciplined Value Fund - Class I
6/30/2026	$30.09	0.44	4.62	5.06	(0.48)	(2.87)	—	(3.35)	—	$31.80	17.76%	$43,920	1.00%	0.81%	0.01%	0.80%	1.40%	48%
6/30/2025	$30.75	0.47	2.83	3.30	(0.79)	—	(3.17)	(3.96)	—	$30.09	10.81%	$44,456	1.02%	0.80%	0.00%(h)	0.80%	1.54%	34%
6/30/2024	$26.31	0.48	4.41	4.89	(0.45)	—	—	(0.45)	—	$30.75	18.81%	$68,413	1.01%	0.80%	—%	0.80%	1.67%	34%
6/30/2023	$22.76	0.33	3.49	3.82	(0.27)	—	—	(0.27)	—	$26.31	16.88%	$46,907	1.04%	0.80%	0.00%(h)	0.80%	1.33%	26%
6/30/2022	$25.09	0.25	(2.30)	(2.05)	(0.28)	—	—	(0.28)	—	$22.76	−8.27%	$50,757	1.01%	0.80%	0.00%(h)	0.80%	0.98%	28%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A
6/30/2026	$42.79	0.55	7.54	8.09	(0.66)	(2.83)	—	(3.49)	—	$47.39	19.63%	$121,250	1.19%	1.19%	0.02%	1.17%	1.21%	61%
6/30/2025	$43.16	0.63	3.55	4.18	(0.59)	(3.96)	—	(4.55)	—	$42.79	9.62%	$119,011	1.18%	1.18%	0.00%(h)	1.18%	1.46%	40%
6/30/2024	$40.80	0.58	6.17	6.75	(0.58)	(3.81)	—	(4.39)	—	$43.16	18.03%	$132,425	1.20%	1.20%	0.00%(h)	1.20%	1.40%	22%
6/30/2023	$38.66	0.46	4.84	5.30	(0.40)	(2.76)	—	(3.16)	—	$40.80	14.08%	$134,901	1.20%	1.20%	0.00%(h)	1.20%	1.14%	26%
6/30/2022	$43.04	0.31	(4.38)	(4.07)	(0.31)	—	—	(0.31)	—	$38.66	−9.53%	$150,260	1.18%	1.18%	—%	1.18%	0.71%	35%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class I
6/30/2026	$43.11	0.66	7.59	8.25	(0.82)	(2.83)	—	(3.65)	—	$47.71	19.88%	$229,257	0.98%	0.97%	0.02%	0.95%	1.44%	61%
6/30/2025	$43.45	0.74	3.58	4.32	(0.70)	(3.96)	—	(4.66)	—	$43.11	9.89%	$239,357	0.98%	0.95%	0.00%(h)	0.95%	1.70%	40%
6/30/2024	$41.06	0.68	6.21	6.89	(0.69)	(3.81)	—	(4.50)	—	$43.45	18.30%	$210,124	0.98%	0.95%	0.00%(h)	0.95%	1.63%	22%
6/30/2023	$38.92	0.57	4.86	5.43	(0.53)	(2.76)	—	(3.29)	—	$41.06	14.35%	$219,456	0.99%	0.95%	0.00%(h)	0.95%	1.40%	26%
6/30/2022	$43.29	0.41	(4.40)	(3.99)	(0.38)	—	—	(0.38)	—	$38.92	−9.31%	$214,692	0.97%	0.95%	—%	0.95%	0.93%	35%
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class Z
6/30/2026	$43.10	0.69	7.61	8.30	(0.90)	(2.83)	—	(3.73)	—	$47.67	20.03%	$11,267	0.86%	0.86%	0.02%	0.84%	1.50%	61%
6/30/2025	$43.45	0.77	3.59	4.36	(0.75)	(3.96)	—	(4.71)	—	$43.10	9.98%	$11,114	0.85%	0.85%	0.00%(h)	0.85%	1.78%	40%
6/30/2024	$41.06	0.72	6.21	6.93	(0.73)	(3.81)	—	(4.54)	—	$43.45	18.42%	$12,907	0.85%	0.85%	0.00%(h)	0.85%	1.74%	22%
6/30/2023	$38.92	0.54	4.93	5.47	(0.57)	(2.76)	—	(3.33)	—	$41.06	14.46%	$13,023	0.87%	0.87%	0.00%(h)	0.87%	1.34%	26%
6/30/2022	$43.30	0.46	(4.40)	(3.94)	(0.44)	—	—	(0.44)	—	$38.92	−9.22%	$35,081	0.86%	0.86%	—%	0.86%	1.07%	35%
Hotchkis & Wiley Mid-Cap Value Fund - Class A
6/30/2026	$52.65	0.64	11.38	12.02	(0.67)	—	—	(0.67)	—	$64.00	22.99%	$123,619	1.20%	1.20%	—%	1.20%	1.08%	52%
6/30/2025	$52.62	0.58	(0.01)	0.57	(0.54)	—	—	(0.54)	—	$52.65	1.01%	$109,621	1.21%	1.21%	—%	1.21%	1.08%	31%
6/30/2024	$45.55	0.40	6.73	7.13	(0.06)	—	—	(0.06)	—	$52.62	15.65%	$119,610	1.20%	1.20%	0.00%(h)	1.20%	0.80%	28%
6/30/2023	$39.99	0.43	5.26	5.69	(0.13)	—	—	(0.13)	—	$45.55	14.24%	$120,783	1.21%	1.21%	0.00%(h)	1.21%	0.97%	35%
6/30/2022	$41.52	0.13	(1.15)	(1.02)	(0.51)	—	—	(0.51)	—	$39.99	−2.54%	$111,771	1.21%	1.21%	0.00%(h)	1.21%	0.31%	41%
Hotchkis & Wiley Mid-Cap Value Fund - Class I
6/30/2026	$53.63	0.76	11.60	12.36	(0.81)	—	—	(0.81)	—	$65.18	23.24%	$238,508	0.99%	0.99%	—%	0.99%	1.28%	52%
6/30/2025	$53.57	0.69	0.00(f)	0.69	(0.63)	—	—	(0.63)	—	$53.63	1.21%	$246,896	1.00%	1.00%	—%	1.00%	1.28%	31%
6/30/2024	$46.37	0.51	6.84	7.35	(0.15)	—	—	(0.15)	—	$53.57	15.88%	$275,563	1.00%	1.00%	0.00%(h)	1.00%	1.00%	28%
6/30/2023	$40.71	0.53	5.35	5.88	(0.22)	—	—	(0.22)	—	$46.37	14.47%	$289,249	1.00%	1.00%	0.00%(h)	1.00%	1.18%	35%
6/30/2022	$42.23	0.22	(1.18)	(0.96)	(0.56)	—	—	(0.56)	—	$40.71	−2.34%	$286,887	1.01%	1.01%	0.00%(h)	1.01%	0.51%	41%
Hotchkis & Wiley Mid-Cap Value Fund - Class Z
6/30/2026	$53.64	0.86	11.57	12.43	(0.93)	—	—	(0.93)	—	$65.14	23.39%	$28,583	0.87%	0.87%	—%	0.87%	1.43%	52%
6/30/2025	$53.59	0.76	0.00(f)	0.76	(0.71)	—	—	(0.71)	—	$53.64	1.33%	$22,640	0.88%	0.88%	—%	0.88%	1.40%	31%
6/30/2024	$46.38	0.58	6.85	7.43	(0.22)	—	—	(0.22)	—	$53.59	16.05%	$36,998	0.88%	0.88%	0.00%(h)	0.88%	1.14%	28%
6/30/2023	$40.72	0.58	5.36	5.94	(0.28)	—	—	(0.28)	—	$46.38	14.60%	$30,591	0.88%	0.88%	0.00%(h)	0.88%	1.30%	35%
6/30/2022	$42.25	0.29	(1.19)	(0.90)	(0.63)	—	—	(0.63)	—	$40.72	−2.23%	$30,870	0.87%	0.87%	0.00%(h)	0.87%	0.65%	41%
Hotchkis & Wiley SMID Cap Diversified Value Fund
6/30/2026	$25.03	0.47	5.43	5.90	(0.36)	—	—	(0.36)	—	$30.57	23.81%	$2,752	0.55%	0.55%	—%	0.55%	1.72%	53%
6/30/2025(f)	$24.51	0.15	0.37	0.52	—	—	—	—	0.00(g)	$25.03	2.11%	$2,002	0.55%	0.55%	—%	0.55%	2.59%	0%
Hotchkis & Wiley Small Cap Value Fund - Class A
6/30/2026	$71.02	0.51	16.04	16.55	(0.52)	—	—	(0.52)	—	$87.05	23.41%	$57,470	1.23%	1.23%	0.04%	1.19%	0.65%	53%
6/30/2025	$75.70	0.42	0.94	1.36	(0.64)	(5.40)	—	(6.04)	—	$71.02	1.04%	$52,228	1.20%	1.20%	0.02%	1.18%	0.56%	41%
6/30/2024	$69.26	0.52	7.28	7.80	(0.37)	(0.99)	—	(1.36)	—	$75.70	11.41%	$52,298	1.20%	1.20%	—%	1.20%	0.70%	45%
6/30/2023	$65.67	0.60	11.72	12.32	(0.34)	(8.39)	—	(8.73)	—	$69.26	19.49%	$50,327	1.21%	1.21%	—%	1.21%	0.86%	42%
6/30/2022	$68.24	0.16	(2.58)	(2.42)	(0.15)	—	—	(0.15)	—	$65.67	−3.56%	$33,250	1.21%	1.21%	0.00%(h)	1.21%	0.23%	49%
Hotchkis & Wiley Small Cap Value Fund - Class C
6/30/2026	$52.25	(0.07)	11.81	11.74	(0.05)	—	—	(0.05)	—	$63.94	22.48%	$4,225	1.99%	1.99%	0.04%	1.95%	(0.11)%	53%
6/30/2025	$57.33	(0.12)	0.85	0.73	(0.41)	(5.40)	—	(5.81)	—	$52.25	0.28%	$3,317	1.96%	1.96%	0.02%	1.94%	(0.22)%	41%
6/30/2024	$53.05	(0.01)	5.53	5.52	(0.25)	(0.99)	—	(1.24)	—	$57.33	10.60%	$3,441	1.95%	1.95%	—%	1.95%	(0.02)%	45%
6/30/2023	$52.23	0.08	9.21	9.29	(0.08)	(8.39)	—	(8.47)	—	$53.05	18.60%	$2,181	1.96%	1.96%	—%	1.96%	0.15%	42%
6/30/2022	$54.55	(0.27)	(2.05)	(2.32)	—	—	—	—	—	$52.23	−4.25%	$1,157	1.94%	1.94%	0.00%(h)	1.94%	(0.48)%	49%
Hotchkis & Wiley Small Cap Value Fund - Class I
6/30/2026	$71.63	0.70	16.14	16.84	(0.75)	—	—	(0.75)	—	$87.72	23.68%	$695,460	1.09%	1.01%	0.04%	0.97%	0.89%	53%
6/30/2025	$76.30	0.57	0.97	1.54	(0.81)	(5.40)	—	(6.21)	—	$71.63	1.25%	$641,874	1.06%	0.99%	0.02%	0.97%	0.76%	41%
6/30/2024	$69.72	0.69	7.34	8.03	(0.46)	(0.99)	—	(1.45)	—	$76.30	11.68%	$697,603	1.05%	0.97%	—%	0.97%	0.94%	45%
6/30/2023	$66.00	0.74	11.79	12.53	(0.42)	(8.39)	—	(8.81)	—	$69.72	19.73%	$627,132	1.06%	1.01%	—%	1.01%	1.07%	42%
6/30/2022	$68.58	0.27	(2.59)	(2.32)	(0.26)	—	—	(0.26)	—	$66.00	−3.42%	$510,545	1.06%	1.06%	0.00%(h)	1.06%	0.38%	49%

The accompanying notes are an integral part of these financial statements.

51

Hotchkis & Wiley Funds
Financial Highlights (Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)(e)	Ratio of expenses to average net assets after expense reimbursement(d)(e)	Ratio of overdraft and ReFlow fees to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding overdraft and ReFlow fees(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)
Hotchkis & Wiley Small Cap Value Fund - Class Z
6/30/2026	$71.67	0.77	16.16	16.93	(0.90)	—	—	(0.90)	—	$87.70	23.83%	$58,783	0.90%	0.90%	0.04%	0.86%	0.97%	53%
6/30/2025	$76.32	0.68	0.93	1.61	(0.86)	(5.40)	—	(6.26)	—	$71.67	1.35%	$46,172	0.89%	0.89%	0.02%	0.87%	0.92%	41%
6/30/2024	$69.73	0.81	7.30	8.11	(0.53)	(0.99)	—	(1.52)	—	$76.32	11.80%	$23,889	0.86%	0.86%	—%	0.86%	1.08%	45%
6/30/2023	$66.04	0.85	11.78	12.63	(0.55)	(8.39)	—	(8.94)	—	$69.73	19.90%	$11,434	0.87%	0.87%	—%	0.87%	1.22%	42%
6/30/2022	$68.62	0.42	(2.60)	(2.18)	(0.40)	—	—	(0.40)	—	$66.04	−3.22%	$9,394	0.86%	0.86%	0.00%(h)	0.86%	0.59%	49%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class A
6/30/2026	$11.50	0.15	3.33	3.48	(0.09)	—	—	(0.09)	—	$14.89	30.42%	$21,624	1.11%	1.06%	0.01%	1.05%	1.19%	60%
6/30/2025	$12.07	0.16	0.02	0.18	(0.08)	(0.67)	—	(0.75)	—	$11.50	0.75%	$40,858	1.13%	1.06%	0.01%	1.05%	1.34%	60%
6/30/2024	$12.16	0.16	0.80	0.96	(0.18)	(0.87)	—	(1.05)	—	$12.07	8.33%	$46,561	1.12%	1.05%	0.00%(h)	1.05%	1.34%	54%
6/30/2023	$11.83	0.18	1.22	1.40	(0.16)	(0.91)	—	(1.07)	—	$12.16	12.12%	$36,173	1.14%	1.05%	—%	1.05%	1.54%	52%
6/30/2022	$13.91	0.13	(1.36)	(1.23)	(0.12)	(0.73)	—	(0.85)	—	$11.83	−9.57%	$5,839	1.15%	1.05%	—%	1.05%	0.98%	38%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class I
6/30/2026	$11.62	0.19	3.36	3.55	(0.14)	—	—	(0.14)	—	$15.03	30.81%	$608,341	0.87%	0.81%	0.01%	0.80%	1.46%	60%
6/30/2025	$12.18	0.20	0.02	0.22	(0.11)	(0.67)	—	(0.78)	—	$11.62	1.01%	$500,585	0.88%	0.81%	0.01%	0.80%	1.60%	60%
6/30/2024	$12.26	0.19	0.80	0.99	(0.20)	(0.87)	—	(1.07)	—	$12.18	8.53%	$551,237	0.86%	0.80%	0.00%(h)	0.80%	1.59%	54%
6/30/2023	$11.91	0.21	1.24	1.45	(0.19)	(0.91)	—	(1.10)	—	$12.26	12.47%	$551,324	0.87%	0.80%	—%	0.80%	1.69%	52%
6/30/2022	$13.99	0.17	(1.38)	(1.21)	(0.14)	(0.73)	—	(0.87)	—	$11.91	−9.34%	$461,866	0.87%	0.80%	—%	0.80%	1.26%	38%
Hotchkis & Wiley Small Cap Diversified Value Fund - Class Z
6/30/2026	$11.61	0.20	3.36	3.56	(0.15)	—	—	(0.15)	—	$15.02	30.92%	$285,384	0.76%	0.76%	0.01%	0.75%	1.52%	60%
6/30/2025	$12.17	0.20	0.02	0.22	(0.11)	(0.67)	—	(0.78)	—	$11.61	1.06%	$189,539	0.78%	0.78%	0.02%	0.76%	1.63%	60%
6/30/2024	$12.25	0.20	0.79	0.99	(0.20)	(0.87)	—	(1.07)	—	$12.17	8.57%	$190,772	0.76%	0.76%	0.00%(h)	0.76%	1.64%	54%
6/30/2023	$11.90	0.21	1.24	1.45	(0.19)	(0.91)	—	(1.10)	—	$12.25	12.54%	$77,815	0.77%	0.77%	—%	0.77%	1.72%	52%
6/30/2022	$13.99	0.18	(1.39)	(1.21)	(0.15)	(0.73)	—	(0.88)	—	$11.90	−9.38%	$2,458	0.76%	0.76%	—%	0.76%	1.33%	38%
Hotchkis & Wiley Global Value Fund - Class A
6/30/2026	$15.80	0.24	2.13	2.37	(0.22)	(2.66)	—	(2.88)	—	$15.29	16.00%	$2,725	1.29%	1.01%	0.02%	0.99%	1.50%	61%
6/30/2025	$15.60	0.23	2.03	2.26	(0.18)	(1.88)	—	(2.06)	—	$15.80	15.70%	$3,066	1.54%	1.20%	0.00%(h)	1.20%	1.50%	51%
6/30/2024	$14.30	0.22	2.63	2.85	(0.21)	(1.34)	—	(1.55)	—	$15.60	21.33%	$2,632	1.51%	1.20%	0.00%(h)	1.20%	1.49%	48%
6/30/2023	$12.63	0.13	2.00	2.13	(0.10)	(0.36)	—	(0.46)	—	$14.30	17.30%	$1,535	1.50%	1.20%	—%	1.20%	0.96%	39%
6/30/2022	$14.43	0.11	(1.84)	(1.73)	(0.07)	—	—	(0.07)	—	$12.63	−12.07%	$1,290	1.46%	1.20%	0.00%(h)	1.20%	0.73%	38%
Hotchkis & Wiley Global Value Fund - Class I
6/30/2026	$15.78	0.28	2.13	2.41	(0.28)	(2.66)	—	(2.94)	—	$15.25	16.32%	$34,411	1.04%	0.76%	0.02%	0.74%	1.73%	61%
6/30/2025	$15.58	0.26	2.04	2.30	(0.22)	(1.88)	—	(2.10)	—	$15.78	16.00%	$36,763	1.26%	0.95%	0.00%(h)	0.95%	1.72%	51%
6/30/2024	$14.31	0.25	2.62	2.87	(0.26)	(1.34)	—	(1.60)	—	$15.58	21.57%	$34,948	1.24%	0.95%	0.00%(h)	0.95%	1.66%	48%
6/30/2023	$12.64	0.16	2.01	2.17	(0.14)	(0.36)	—	(0.50)	—	$14.31	17.61%	$31,599	1.25%	0.95%	—%	0.95%	1.17%	39%
6/30/2022	$14.44	0.14	(1.84)	(1.70)	(0.10)	—	—	(0.10)	—	$12.64	−11.86%	$31,800	1.22%	0.95%	0.00%(h)	0.95%	0.98%	38%
Hotchkis & Wiley International Value Fund - Class I
6/30/2026	$14.32	0.34	3.02	3.36	(0.38)	(3.12)	—	(3.50)	—	$14.18	26.26%	$4,649	3.49%	0.76%	0.02%	0.74%	2.33%	30%
6/30/2025	$12.81	0.34	2.73	3.07	(0.29)	(1.27)	—	(1.56)	—	$14.32	26.60%	$4,796	4.34%	0.95%	0.00%(h)	0.95%	2.64%	35%
6/30/2024	$12.22	0.33	1.27	1.60	(0.31)	(0.70)	—	(1.01)	—	$12.81	14.18%	$3,647	4.57%	0.95%	0.00%(h)	0.95%	2.66%	35%
6/30/2023	$10.35	0.26	1.96	2.22	(0.23)	(0.12)	—	(0.35)	—	$12.22	21.88%	$3,310	5.08%	0.95%	—%	0.95%	2.37%	26%
6/30/2022	$11.66	0.27	(1.41)	(1.14)	(0.17)	—	—	(0.17)	—	$10.35	−9.82%	$2,708	4.87%	0.95%	0.00%(h)	0.95%	2.35%	20%
Hotchkis & Wiley International Small Cap Diversified Value Fund - Class I
6/30/2026	$11.27	0.28	1.85	2.13	(0.34)	(1.19)	—	(1.53)	—	$11.87	19.50%	$5,535	5.33%	0.92%	0.01%	0.91%	2.29%	32%
6/30/2025	$12.34	0.28	1.67	1.95	(0.70)	(2.32)	—	(3.02)	—	$11.27	19.82%	$4,665	4.94%	1.00%	0.01%	0.99%	2.45%	63%
6/30/2024	$11.43	0.29	1.41	1.70	(0.51)	(0.28)	—	(0.79)	—	$12.34	15.63%	$8,063	3.95%	0.99%	0.00%(h)	0.99%	2.48%	62%
6/30/2023	$10.29	0.29	1.41	1.70	(0.20)	(0.36)	—	(0.56)	—	$11.43	17.07%	$6,607	4.59%	0.99%	0.00%(h)	0.99%	2.72%	78%
6/30/2022	$14.83	0.25	(2.01)	(1.76)	(0.39)	(2.39)	—	(2.78)	—	$10.29	−14.28%	$5,709	4.23%	0.99%	—%	0.99%	1.92%	45%
Hotchkis & Wiley Value Opportunities Fund - Class A
6/30/2026	$39.95	0.32	4.94	5.26	(0.32)	(2.25)	—	(2.57)	—	$42.64	13.46%	$117,199	1.20%	1.20%	0.01%	1.19%	0.76%	59%
6/30/2025	$38.56	0.37	4.69	5.06	(0.39)	(3.28)	—	(3.67)	—	$39.95	13.31%	$100,388	1.20%	1.20%	0.02%	1.18%	0.93%	78%
6/30/2024	$35.34	0.41	5.80	6.21	(0.29)	(2.70)	—	(2.99)	—	$38.56	18.68%	$101,253	1.18%	1.18%	—%	1.18%	1.10%	71%
6/30/2023	$29.09	0.26	6.75	7.01	(0.04)	(0.72)	—	(0.76)	—	$35.34	24.36%	$81,197	1.21%	1.21%	0.00%(h)	1.21%	0.80%	88%
6/30/2022	$37.43	0.07	(3.68)	(3.61)	(0.36)	(4.37)	—	(4.73)	—	$29.09	−11.72%	$70,350	1.20%	1.20%	0.00%(h)	1.20%	0.19%	75%
Hotchkis & Wiley Value Opportunities Fund - Class C
6/30/2026	$35.17	0.01	4.34	4.35	—	(2.25)	—	(2.25)	—	$37.27	12.61%	$10,573	1.93%	1.93%	0.01%	1.92%	0.02%	59%
6/30/2025	$34.34	0.06	4.18	4.24	(0.13)	(3.28)	—	(3.41)	—	$35.17	12.50%	$11,010	1.93%	1.93%	0.02%	1.91%	0.17%	78%
6/30/2024	$31.76	0.12	5.20	5.32	(0.04)	(2.70)	—	(2.74)	—	$34.34	17.85%	$12,237	1.90%	1.90%	—%	1.90%	0.35%	71%
6/30/2023	$26.37	0.03	6.08	6.11	—	(0.72)	—	(0.72)	—	$31.76	23.44%	$18,818	1.92%	1.92%	0.00%(h)	1.92%	0.10%	88%
6/30/2022	$34.31	(0.18)	(3.31)	(3.49)	(0.08)	(4.37)	—	(4.45)	—	$26.37	−12.34%	$19,575	1.91%	1.91%	0.00%(h)	1.91%	(0.55)%	75%
Hotchkis & Wiley Value Opportunities Fund - Class I
6/30/2026	$40.01	0.43	4.93	5.36	(0.46)	(2.25)	—	(2.71)	—	$42.66	13.72%	$674,148	0.95%	0.95%	0.01%	0.94%	1.01%	59%
6/30/2025	$38.61	0.47	4.70	5.17	(0.49)	(3.28)	—	(3.77)	—	$40.01	13.58%	$542,351	0.97%	0.97%	0.02%	0.95%	1.19%	78%
6/30/2024	$35.38	0.50	5.81	6.31	(0.38)	(2.70)	—	(3.08)	—	$38.61	18.97%	$477,029	0.95%	0.95%	—%	0.95%	1.35%	71%
6/30/2023	$29.09	0.35	6.74	7.09	(0.08)	(0.72)	—	(0.80)	—	$35.38	24.67%	$384,206	0.96%	0.96%	0.00%(h)	0.96%	1.05%	88%
6/30/2022	$37.42	0.16	(3.67)	(3.51)	(0.45)	(4.37)	—	(4.82)	—	$29.09	−11.50%	$326,559	0.94%	0.94%	0.00%(h)	0.94%	0.44%	75%

The accompanying notes are an integral part of these financial statements.

52

Hotchkis & Wiley Funds
Financial Highlights (Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)(e)	Ratio of expenses to average net assets after expense reimbursement(d)(e)	Ratio of overdraft and ReFlow fees to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding overdraft and ReFlow fees(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)
Hotchkis & Wiley Value Opportunities Fund - Class Z
6/30/2026	$40.05	0.46	4.95	5.41	(0.52)	(2.25)	—	(2.77)	—	$42.69	13.83%	$95,749	0.86%	0.86%	0.01%	0.85%	1.10%	59%
6/30/2025	$38.63	0.50	4.71	5.21	(0.51)	(3.28)	—	(3.79)	—	$40.05	13.70%	$71,376	0.88%	0.88%	0.02%	0.86%	1.28%	78%
6/30/2024	$35.40	0.53	5.81	6.34	(0.41)	(2.70)	—	(3.11)	—	$38.63	19.06%	$62,589	0.86%	0.86%	—%	0.86%	1.43%	71%
6/30/2023	$29.09	0.38	6.74	7.12	(0.09)	(0.72)	—	(0.81)	—	$35.40	24.74%	$51,068	0.87%	0.87%	0.00%(h)	0.87%	1.14%	88%
6/30/2022	$37.43	0.19	(3.68)	(3.49)	(0.48)	(4.37)	—	(4.85)	—	$29.09	−11.40%	$40,582	0.86%	0.86%	0.00%(h)	0.86%	0.52%	75%
Hotchkis & Wiley High Yield Fund - Class A
6/30/2026	$10.59	0.63	(0.19)	0.44	(0.63)	—	—	(0.63)	—	$10.40	4.31%	$26,616	1.00%	0.94%	0.00%(h)	0.94%	6.03%	53%
6/30/2025	$10.35	0.63	0.24	0.87	(0.63)	—	—	(0.63)	—	$10.59	8.63%	$27,917	0.98%	0.91%	0.00%(h)	0.91%	5.97%	41%
6/30/2024	$10.04	0.62	0.31	0.93	(0.62)	—	—	(0.62)	—	$10.35	9.48%	$59,081	0.97%	0.92%	0.00%(h)	0.92%	6.06%	44%
6/30/2023	$9.75	0.55	0.29	0.84	(0.55)	—	—	(0.55)	—	$10.04	8.80%	$28,521	0.98%	0.92%	0.00%(h)	0.92%	5.52%	36%
6/30/2022	$11.48	0.48	(1.73)	(1.25)	(0.48)	—	—	(0.48)	—	$9.75	−11.28%	$29,066	0.98%	0.93%	0.00%(h)	0.93%	4.33%	40%
Hotchkis & Wiley High Yield Fund - Class I
6/30/2026	$10.69	0.67	(0.18)	0.49	(0.67)	—	—	(0.67)	—	$10.51	4.67%	$438,750	0.77%	0.70%	0.00%(h)	0.70%	6.27%	53%
6/30/2025	$10.45	0.65	0.25	0.90	(0.66)	—	—	(0.66)	—	$10.69	8.82%	$449,519	0.78%	0.70%	0.00%(h)	0.70%	6.18%	41%
6/30/2024	$10.14	0.64	0.31	0.95	(0.64)	—	—	(0.64)	—	$10.45	9.68%	$714,184	0.77%	0.70%	0.00%(h)	0.70%	6.25%	44%
6/30/2023	$9.83	0.57	0.31	0.88	(0.57)	—	—	(0.57)	—	$10.14	9.23%	$723,548	0.77%	0.70%	0.00%(h)	0.70%	5.73%	36%
6/30/2022	$11.58	0.51	(1.75)	(1.24)	(0.51)	—	—	(0.51)	—	$9.83	−11.12%	$642,934	0.77%	0.70%	0.00%(h)	0.70%	4.56%	40%
Hotchkis & Wiley High Yield Fund - Class Z
6/30/2026	$10.69	0.68	(0.19)	0.49	(0.68)	—	—	(0.68)	—	$10.50	4.68%	$286,586	0.66%	0.60%	0.00%(h)	0.60%	6.37%	53%
6/30/2025	$10.45	0.68	0.23	0.91	(0.67)	—	—	(0.67)	—	$10.69	8.94%	$298,236	0.67%	0.60%	0.00%(h)	0.60%	6.40%	41%
6/30/2024	$10.14	0.65	0.31	0.96	(0.65)	—	—	(0.65)	—	$10.45	9.90%	$124,439	0.65%	0.60%	0.00%(h)	0.60%	6.34%	44%
6/30/2023	$9.83	0.58	0.31	0.89	(0.58)	—	—	(0.58)	—	$10.14	9.23%	$149,231	0.66%	0.60%	0.00%(h)	0.60%	5.84%	36%
6/30/2022	$11.58	0.52	(1.75)	(1.23)	(0.52)	—	—	(0.52)	—	$9.83	−11.04%	$131,847	0.65%	0.60%	0.00%(h)	0.60%	4.66%	40%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)
Total returns exclude the effects of sales charges. The Fund's investment advisor may have waived a portion of its advisory fee and/or reimbursed a portion of the Fund's expenses. Without such waiver and/or reimbursement, the Fund's performance would have been lower. Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Inception date of the Fund was March 28, 2025.
(g)	Amount represents less than $0.005 per share.
(h)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

53

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026
NOTE 1. ORGANIZATION.
Hotchkis and Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series. The Hotchkis & Wiley Large Cap Disciplined Value Fund, the Hotchkis & Wiley Large Cap Fundamental Value Fund, the Hotchkis & Wiley Mid-Cap Value Fund, the Hotchkis & Wiley SMID Cap Diversified Value Fund, the Hotchkis & Wiley Small Cap Value Fund, the Hotchkis & Wiley Small Cap Diversified Value Fund, the Hotchkis & Wiley Global Value Fund, the Hotchkis & Wiley International Value Fund, the Hotchkis & Wiley International Small Cap Diversified Value Fund and the Hotchkis & Wiley High Yield Fund (collectively, the “H&W Funds”) are each a diversified series and the Hotchkis & Wiley Value Opportunities Fund (together with the H&W Funds, hereafter referred to as the “Funds”) is a non-diversified series of the Trust. The Trust was organized to acquire the assets and liabilities of the Mercury HW Large Cap Value Fund, the Mercury HW Mid-Cap Value Fund and the Mercury HW Small Cap Value Fund (the “Mercury HW Funds”). On February 4, 2002, the Mercury HW Funds were reorganized into the Trust through a non-taxable exchange. On August 28, 2009, the Hotchkis & Wiley Core Value Fund was renamed the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley All Cap Value Fund was renamed the Hotchkis & Wiley Value Opportunities Fund. On August 29, 2024, the Hotchkis & Wiley Diversified Value Fund was renamed the Hotchkis & Wiley Large Cap Disciplined Value Fund and the Hotchkis & Wiley Large Cap Value Fund was renamed the Hotchkis & Wiley Large Cap Fundamental Value Fund. One other series of the Trust is included in a separate report.
The Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and High Yield Fund have three authorized classes of shares: Class I, Class A and Class Z. The Small Cap Value Fund and Value Opportunities Fund have four authorized classes of shares: Class I, Class A, Class C and Class Z. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Class C shares are automatically converted to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. All classes have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A and Class C shares bear certain expenses related to the distribution and servicing expenditures. Currently, the International Value Fund and International Small Cap Diversified Value Fund are not offering Class A shares to investors and the Large Cap Disciplined Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund are not offering Class Z shares to investors.
The offering of the SMID Cap Diversified Value Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Shares of the SMID Cap Diversified Value Fund are listed and traded on the Nasdaq Stock Market LLC. Market prices for the Shares may be different from the net asset value (“NAV”). The SMID Cap Diversified Value Fund issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of 20,000 shares. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the SMID Cap Diversified Value Fund. Shares of the SMID Cap Diversified Value Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (“Quasar” or the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the SMID Cap Diversified Value Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.
The SMID Cap Diversified Value Fund currently offers one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The fixed transaction fee may be waived on certain orders if the SMID Cap Diversified Value Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as Hotchkis & Wiley Capital Management, LLC (the “Advisor”), has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction for the SMID Cap Diversified Value Fund. Variable fees, if any, received by the SMID Cap

54

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Diversified Value Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The SMID Cap Diversified Value Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value.
Significant Accounting Policies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Funds.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining each Fund’s NAV. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Funds’ “valuation designee” to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. The Advisor, as the Funds’ valuation designee, has established procedures for its fair valuation of the Funds’ portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Funds, except for the SMID Cap Diversified Value Fund, utilize a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Funds’ net asset values may differ from quoted or official closing prices.
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

55

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following tables present the valuation levels of each Fund’s assets as of June 30, 2026:
Large Cap Disciplined Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,939,924	$—	$—	$79,939,924
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,867,440
Money Market Funds	1,950,406	—	—	1,950,406
Total Investments	$81,890,330	$—	$—	$84,757,770

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Large Cap Fundamental Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$357,874,989	$—	$—	$357,874,989
Real Estate Investment Trusts	1,786,330	—	—	1,786,330
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	22,845,200
Money Market Funds	5,017,569	—	—	5,017,569
Total Investments	$364,678,888	$—	$—	$387,524,088

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Mid-Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$364,206,358	$—	$—	$364,206,358
Real Estate Investment Trusts	8,431,086	—	—	8,431,086
Money Market Funds	18,061,391	—	—	18,061,391
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	7,208,393
Total Investments	$390,698,835	$—	$—	$397,907,228

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

SMID Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,641,241	$—	$—	$2,641,241
Real Estate Investment Trusts	83,330	—	—	83,330
Money Market Funds	24,847	—	—	24,847
Total Investments	$2,749,418	$—	$—	$2,749,418

56

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Small Cap Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$779,195,151	$—	$—	$779,195,151
Real Estate Investment Trusts	6,665,700	—	—	6,665,700
Money Market Funds	29,270,133	—	—	29,270,133
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	13,436,769
Total Investments	$815,130,984	$—	$—	$828,567,753

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$878,980,292	$—	$—	$878,980,292
Real Estate Investment Trusts	30,660,766	—	—	30,660,766
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	19,700,305
Money Market Funds	5,900,626	—	—	5,900,626
Total Investments	$915,541,684	$—	$—	$935,241,989

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Global Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,108,182	$9,186,559	$—	$35,294,741
Preferred Stocks	—	204,110	—	204,110
Money Market Funds	1,334,631	—	—	1,334,631
Total Investments	$27,442,813	$9,390,669	$—	$36,833,482

International Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$475,652	$4,132,153	$—	$4,607,805
Preferred Stocks	—	27,719	—	27,719
Total Investments	$475,652	$4,159,872	$—	$4,635,524

International Small Cap Diversified Value

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$855,471	$4,310,424	$—	$5,165,895
Real Estate Investment Trusts	89,079	41,718	—	130,797
Money Market Funds	228,750	—	—	228,750
Total Investments	$1,173,300	$4,352,142	$—	$5,525,442

57

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Value Opportunities

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$755,800,987	$106,025,166	$8,561,779	$870,387,932
Exchange Traded Funds	12,696,918	—	—	12,696,918
Preferred Stocks	1,654,400	503,996	—	2,158,396
Bank Loans	—	1,929,143	—	1,929,143
Real Estate Investment Trusts	807,936	—	—	807,936
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	47,669,292
Money Market Funds	10,154,374	—	—	10,154,374
Total Investments	$781,114,615	$108,458,305	$8,561,779	$945,803,991

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

High Yield

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$648,319,161	$—	$648,319,161
Bank Loans	—	37,432,764	—	37,432,764
Common Stocks	5,537,602	—	15,101,025	20,638,627
Convertible Preferred Stocks	6,447,023	—	—	6,447,023
Real Estate Investment Trusts - Preferred	2,766,651	—	—	2,766,651
Money Market Funds	30,620,415	—	—	30,620,415
Total Investments	$45,371,691	$685,751,925	$15,101,025	$746,224,641

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
The following table provides information about the Level 3 values, as well as their inputs, as of June 30, 2026:

	Fair Value at June 30, 2026	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
Value Opportunities
Common Stocks	$2,324	Estimated recovery value	Probability of asset recovery	$0.33	Increase
	8,559,455	Market comparable companies	EBIT multiple	10.6x - 13.6x (11.0x)	Increase
Total Common Stocks	8,561,779
	$ 8,561,779

	Fair Value at June 30, 2026	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input
High Yield
Common Stocks	$38,322	Estimated recovery value	Probability of asset recovery	$0.00 - $0.33 ($0.33)	Increase
	15,062,703	Market comparable companies	EBIT multiple	10.6x - 17.5x (15.2x)	Increase
Total Common Stocks	15,101,025
	$ 15,101,025

*	Unobservable inputs were weighted by the fair value of the investments.

58

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Value Opportunities
	Common Stocks	Bank Loans	Total
Balance at June 30, 2025	$8,866,692	$1,685,735	$10,552,427
Purchases	—	—	—
Sales	—	(1,685,735)	(1,685,735)
Accrued discounts (premiums)	—	—	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	(304,913)	—	(304,913)
Transfers into Level 3	—	—	—
Balance at June 30, 2026	$ 8,561,779	$—	$8,561,779
Change in unrealized appreciation/depreciation for Level 3 assets held at June 30, 2026	$(304,913)	$—	$(304,913)

	High Yield
	Bank Loans	Convertible Bonds	Common Stocks	Total
Balance at June 30, 2025	$1,162,631	$9,962,745	$5,494,902	$16,620,278
Purchases	—	191,208	29,885,433*	30,076,641
Sales	(1,162,631)	(29,885,433)*	—	(31,048,064)
Accrued discounts (premiums)	—	—	—	—
Realized gains (losses)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	19,731,480	(20,279,310)	(547,830)
Transfers into Level 3	—	—	—	—
Balance at June 30, 2026	$—	$—	$15,101,025	$15,101,025
Change in unrealized appreciation/depreciation for Level 3 assets held at June 30, 2026	$—	$—	$(20,279,310)	$(20,279,310)

*	Purchases and sales due to corporate action.
Income and Expense Allocation. Expenses incurred by or attributable to a specific Fund are allocated entirely to that Fund. Expenses incurred by the Trust which do not relate to a specific Fund or Funds are allocated among the Funds per capita. Alternatively, such expenses may be allocated based upon the Funds’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
For all Funds, except the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class). For the High Yield Fund, net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s capital share activity of the respective class).
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for the High Yield Fund and declared and paid annually for the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund, Mid-Cap Value Fund, SMID Cap Diversified Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund and Value Opportunities Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The SMID Cap Diversified Value Fund will declare and pay net investment income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the net investment income and capital gain distributions to you.

59

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less issuance fees and foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of realized gains or losses and the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.
Foreign Taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income. Gains realized by a Fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, a Fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. Income taxes paid by the Funds for the fiscal year were determined not to be significant.
Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statements of Assets and Liabilities.
Restricted and Illiquid Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Funds may purchase call options on securities and security indexes. A Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market

60

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.
When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Statements of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option. The Funds did not have any outstanding options as of June 30, 2026.
Futures Contracts. The Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Value Opportunities Fund and High Yield Fund are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Funds did not enter into any futures contracts during the year ended June 30, 2026.
Credit Default Swap Contracts. The Value Opportunities Fund and High Yield Fund may enter into credit default swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. In the event of default, the seller must pay the buyer a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index. Credit default swaps involve greater risks than if the Fund invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Advisor, on behalf of the Value Opportunities Fund and High Yield Fund, is party to an International Swap Dealers Association, Inc. Master Agreement (“ISDA Master Agreement”) with each of Goldman Sachs International and JPMorgan Chase Bank, N.A. that governs transactions, such as over-the-counter swap contracts, entered into by the Funds and the counterparty. The ISDA Master Agreement contains provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement.
Upon entering into swap agreements, the Value Opportunities Fund and High Yield Fund will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap whether the Fund is buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps, the Fund will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Fund. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Fund has recourse against any collateral posted to it by the counterparty. When entering into swap

61

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
agreements as a seller, the notional amounts would be partially offset by any recovery values of the respective reference obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same reference entity. Unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. The Funds did not enter into any credit default swap contracts during the year ended June 30, 2026.
Derivative Instruments. The Funds have adopted authoritative standards regarding disclosures about derivatives and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations.
The following is a summary of the Funds’ realized gain (loss) on derivative instruments recognized in the Statements of Operations categorized by primary risk exposure for the year ended June 30, 2026:
Realized Gain (Loss) on Derivatives

Value Opportunities
Equity Contracts:
Purchased Put Options	$(6,138,550)*

*	Included with net realized gain (loss) from investments.
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the year ended June 30, 2026:
Average Quarterly Balance of Outstanding Derivatives

Value Opportunities
Equity Contracts:
Average Number of Contracts — Purchased Put Options	3,034
Average Notional Amount — Purchased Put Options	$37,818,198

Offsetting Assets and Liabilities. The Funds are subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to master netting arrangements in the Statements of Assets and Liabilities.
The following is a summary of the arrangements subject to offsetting as of June 30, 2026:

		Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Received*	Net Amount
Securities Lending:
Large Cap Disciplined Value	$2,769,836	$—	$(2,769,836)	$—
Large Cap Fundamental Value	22,093,074	—	(22,093,074)	—
Mid-Cap Value	6,735,303	—	(6,735,303)	—
Small Cap Value	12,416,730	—	(12,416,730)	—
Small Cap Diversified Value	18,820,822	—	(18,820,822)	—
Value Opportunities	46,323,775	—	(46,323,775)	—

*	Actual collateral received is greater than the amount shown due to overcollateralization.

62

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into Investment Advisory Agreements for each of the Funds with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company.
The Advisor is responsible for the management of the Funds’ investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Advisor receives an Advisory fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s daily net assets. During the year ended June 30, 2026, the Advisor contractually agreed to waive its Advisory fees or reimburse regular Fund operating expenses so that a Fund’s annual operating expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) will be limited to the annual rates presented below as applied to such Fund’s and share class’s average daily net assets.

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Annual Advisory
Fee Rate	0.70%[1]	0.70%[2]	0.75%[3]	0.75%	0.65%	0.55%	0.55%	0.70%	0.75%	0.55%
Annual cap on expenses - Class I	0.80%	0.95%	1.05%	0.97%	0.80%	0.70%	0.70%	0.89%	1.15%	0.70%
Annual cap on expenses -Class A	1.05%	1.20%	1.30%	1.22%	1.05%	0.95%	0.95%	1.14%	1.40%	0.95%
Annual cap on expenses -Class C	n/a	n/a	n/a	1.97%	n/a	n/a	n/a	n/a	2.15%	n/a
Annual cap on expenses -Class Z	0.80%	0.95%	1.05%	0.97%	0.80%	0.70%	0.70%	0.89%	1.15%	0.60%

[1]	The Annual Advisory Fee Rate is 0.70% for the first $250 million in assets, 0.60% for the next $250 million in assets and 0.50% thereafter.
[2]	The Annual Advisory Fee Rate is 0.70% for the first $500 million in assets, 0.60% for the next $500 million in assets and 0.55% thereafter.
[3]	The Annual Advisory Fee Rate is 0.75% for the first $5 billion in assets, 0.65% for the next $5 billion in assets and 0.60% thereafter.
The following rates were effective prior to August 29, 2025:

	Global Value	International Value	International Small Cap Diversified Value
Annual Advisory Fee Rate	0.75%	0.80%	0.80%
Annual cap on expenses - Class I	0.95%	0.95%	0.99%
Annual cap on expenses - Class A	1.20%	1.20%	1.24%
Annual cap on expenses - Class Z	0.95%	0.95%	0.99%

For its services to the SMID Cap Diversified Value Fund, the Advisor receives a unitary management fee from the Fund, which is calculated daily and paid monthly by the Fund at an annual rate of 0.55% of the Fund’s average daily net assets. Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except Advisor’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

63

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Quasar is the principal underwriter and distributor for the shares of the Funds. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor ongoing distribution and service fees. The fees are accrued daily at the annual rates based upon the average daily net assets of the shares as follows:

Distribution and Service Fee
Class A	0.25%
Class C	1.00%

Pursuant to separate agreements with the Distributor, selected dealers and other financial intermediaries also provide distribution services to the Funds. The ongoing distribution and service fee compensates the Distributor and selected dealers for providing distribution-related and shareholder services to Class A and Class C shareholders.
Certain selected dealers and other financial intermediaries charge a fee for shareholder accounting services and administrative services that they provide to the Funds on behalf of certain shareholders; the portion of this fee paid by the Funds is included within “Shareholder servicing costs” in the Statements of Operations. Class Z shares are not subject to these fees.
Quasar serves as the distributor in connection with the continuous offering of the SMID Cap Diversified Value Fund’s shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, the Advisor compensates the Distributor for services that the Distributor provides to the Fund.
The Funds are permitted to purchase securities from or sell securities to another Fund or affiliated person under procedures adopted by the Board. During the year ended June 30, 2026, the Funds did not have any of these purchases and sales.
NOTE 3. INVESTMENTS
Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2026 were as follows:

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Purchases	$38,566,138	$220,566,024	$193,612,383	$375,451,112	$485,665,484	$23,308,583	$1,348,790	$1,604,553	$546,846,130	$391,094,116
Sales	50,234,651	287,300,941	254,153,802	459,521,837	500,694,347	31,339,460	2,170,336	1,698,537	461,139,388	406,524,604

The aggregate purchases and sales of securities by the SMID Cap Diversified Value Fund, excluding short-term securities and in-kind transactions, the in-kind transactions associated with creations and redemptions, and short-term and long-term gains on in-kind transactions were as follows:

Purchases	Sales	In-Kind Purchases	In-Kind Sales	Short-Term Gains	Long-Term Gains
$1,261,920	$1,321,331	$1,821,780	$1,472,425	$326,289	$—

The Funds did not have any purchases or sales of U.S. Government securities for the year ended June 30, 2026.
NOTE 4. FEDERAL INCOME TAXES
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which

64

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2026:

	Large Cap Disciplined Value	Large Cap Fundamental Value	Mid-Cap Value	SMID Cap Diversified Value	Small Cap Value	Small Cap Diversified Value	Global Value	International Value	International Small Cap Diversified Value	Value Opportunities	High Yield
Tax cost of investments	$74,925,718	$337,609,469	$386,254,897	$2,436,527	$747,394,985	$813,729,297	$31,814,919	$3,487,651	$4,723,437	$804,443,344	$808,423,750
Gross unrealized appreciation	17,451,265	74,173,241	74,464,524	474,710	155,783,068	184,848,680	7,228,043	1,489,310	1,376,313	214,479,977	14,053,062
Gross unrealized depreciation	(7,619,213)	(24,258,622)	(62,812,193)	(161,819)	(74,610,300)	(63,335,988)	(2,209,798)	(341,386)	(574,021)	(73,121,760)	(76,252,171)
Net unrealized appreciation (depreciation)	9,832,052	49,914,619	11,652,331	312,891	81,172,768	121,512,692	5,018,245	1,147,924	802,292	141,358,217	(62,199,109)
Distributable ordinary income (as of 6/30/26)*	—	2,282,301	4,614,744	19,372	3,095,746	9,150,172	502,784	113,711	142,899	5,010,986	932,921
Distributable long-term gains (as of 6/30/26)	201,183	24,837,163	—	—	—	3,712,419	—	—	—	—	—
Total distributable earnings	201,183	27,119,464	4,614,744	19,372	3,095,746	12,862,591	502,784	113,711	142,899	5,010,986	932,921
Other accumulated gain (loss)	—	—	(84,287,739)	(94,361)	(32,640,780)	—	—	—	—	(6,565,029)	(396,099,667)
Total accumulated gain (loss)	$10,033,235	$77,034,083	$(68,020,664)	$237,902	$51,627,734	$134,375,283	$5,521,029	$1,261,635	$945,191	$139,804,174	$(457,365,855)

As of the close of business on June 30, 2014, in exchange for shares Stephens Investment Holdings LLC transferred assets valued at $5,038,896 to the Small Cap Diversified Value Fund. As a result of the tax-deferred transfers, the Small Cap Diversified Value Fund acquired $592,438 of unrealized appreciation for tax purposes. As of June 30, 2026, the Small Cap Diversified Value Fund held securities with $6,139 of net unrealized appreciation relating to the transfers.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences. These differences are due primarily to differing treatment for items such as equalization and redemption in-kind transactions.

	Paid-in capital	Total accumulated distributable earnings (losses)
Large Cap Disciplined Value	$4,034,307	$(4,034,307)
Large Cap Fundamental Value	33,474,073	(33,474,073)
Mid-Cap Value	—	—
SMID Cap Diversified Value	320,572	(320,572)
Small Cap Value	96,441,049	(96,441,049)
Small Cap Diversified Value	39,579,462	(39,579,462)
Global Value	2,404,268	(2,404,268)
International Value	20,238	(20,238)
International Small Cap Diversified Value	2,552	(2,552)
Value Opportunities	20,158,223	(20,158,223)
High Yield	—	—

65

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
The tax components of distributions paid during the fiscal years ended June 30, 2026 and 2025, capital loss carryovers as of June 30, 2026, and any tax basis late year losses as of June 30, 2026, which are not recognized for tax purposes until the first day of the following fiscal year, are:

	June 30, 2026						June 30, 2025
	Ordinary Income Distributions	Long-Term Capital Gains Distributions	Short-Term Capital Loss Carryovers[1]	Long-Term Capital Loss Carryovers[2]	Capital Loss Carryovers Utilized	Late Year Losses	Ordinary Income Distributions	Return of Capital	Long-Term Capital Gains Distributions
Large Cap Disciplined Value	$1,099,270	$7,250,764	$—	$—	$2,469,576	$—	$2,405,876	$9,724,714	$—
Large Cap Fundamental Value	5,831,887	21,563,742	—	—	—	—	6,233,653	—	33,554,845
Mid-Cap Value	5,033,998	—	67,080,114	17,207,625	58,141,541	—	4,667,743	—	—
SMID Cap Diversified Value	32,435	113	94,361	—	—	—	—	—	—
Small Cap Value	6,828,273	—	10,765,171	21,852,011	—	—	23,156,344	—	40,759,335
Small Cap Diversified Value	9,212,754	—	—	—	—	—	17,109,734	—	35,078,012
Global Value	1,462,716	5,407,064	—	—	—	—	1,349,640	—	3,748,914
International Value	176,511	848,025	—	—	—	—	105,813	—	338,133
International Small Cap Diversified Value	233,401	413,329	—	—	—	—	476,148	—	633,886
Value Opportunities	20,510,377	32,057,524	—	—	—	6,560,784[3]	14,107,815	—	47,319,554
High Yield[4]	48,512,861	—	9,883,906	385,226,596	—	—	54,531,072	—	—

[1]	Short-term with no expiration.
[2]	Long-term with no expiration.
[3]	Short-term post-October loss.
[4]
The High Yield Fund inherited a short-term capital loss carryover of $922,717 and a long-term capital loss carryover of $3,566,005 as a result of the reorganization of the Hotchkis & Wiley Capital Income Fund into the High Yield Fund, which are included in the totals. These capital loss carryovers are further subject to an annual limitation of $171,228 pursuant to Internal Revenue Code Section 382.

As of and during the year ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2026, the Funds did not incur any interest or penalties. The tax years ended June 30, 2023 through June 30, 2026 remain open and subject to examination by tax jurisdictions.
NOTE 5. INVESTMENTS IN AFFILIATED ISSUERS
An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an “affiliated” issuer as defined in the 1940 Act. A schedule of each Fund’s investments in securities of affiliated issuers held during the year ended June 30, 2026, is set forth below:
Value Opportunities Fund

Issuer Name	Value at June 30, 2025	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2026	Dividend Income	Shares Held at June 30, 2026
Iracore Investments Holdings, Inc.	$ 7,866,225	$—	$—	$—	$(449,044)	$7,417,181	$—	32,422
	$ 7,866,225	$—	$—	$—	$(449,044)	$7,417,181	$—

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HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
High Yield Fund

Issuer Name	Value at June 30, 2025	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2026	Dividend Income	Shares Held at June 30, 2026
Iracore Investments Holdings, Inc.	$5,425,226	$—	$—	$—	$(309,700)	$5,115,526	$—	22,361
Metals Recovery Holdings LLC	69,676	—	—	—	(31,354)	38,322	31,090	116,127
	$ 5,494,902	$—	$—	$—	$(341,054)	$5,153,848	$31,090

NOTE 6. SECURITIES LENDING
The Trust, on behalf of the Funds, entered into a securities lending arrangement with U.S. Bank National Association (the “Custodian”). Prior to September 30, 2025, the custodian and securities lending agent was Brown Brothers Harriman & Co. Under the securities lending agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned plus accrued interest for domestic securities and at least 105% of the value of the securities loaned plus accrued interest for foreign securities. The total market value of securities on loan for each Fund is disclosed on the Schedule of Investments. The cash collateral is invested in short-term instruments as noted on the Schedule of Investments. The contractual maturity of the cash collateral received under the securities lending agreement is classified as overnight and continuous. Income earned from these investments is included in “Securities lending income” in the Statements of Operations and is allocated to each Fund based on each Fund’s proportion of the total cash collateral received. Securities lending involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, the Custodian has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
A portion of the income generated by the investment of the collateral, net of any rebates paid by the Custodian to borrowers, is remitted to the Custodian as lending agent, and the remainder is paid to the applicable Fund.
NOTE 7. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. At June 30, 2026, the Funds did not have any outstanding bridge loan commitments.
Unfunded loan commitments are contractual obligations for funding to a borrower. At June 30, 2026, the Funds did not have any outstanding unfunded loan commitments.
NOTE 8. RISK FACTORS
Investing in a Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by a Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in a Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest

67

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
Certain Funds may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s investments in a foreign country.
Certain Funds may invest a significant portion of their assets in companies in the financials sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
Certain Funds may invest a significant portion of their assets in companies in the industrials sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. This sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
Certain Funds may invest a significant portion of their assets in companies in the information technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. Factors such as failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
The Funds are subject to active management risk because each Fund is an actively managed investment portfolio. Consequently, the Funds are subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Funds.
The prices of, and the income generated by, securities held by a Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.
NOTE 9. REFLOW LIQUIDITY PROGRAM
A Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A Fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of Fund shares, ReFlow then

68

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
generally redeems those shares when the Fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of Fund shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. A Fund will ultimately determine whether to redeem ReFlow's position in cash or in-kind based on the best interests of the Fund and its shareholders. The Funds expect that in-kind redemptions will comprise a significant portion of redemptions paid to ReFlow, and all redemptions-in-kind will be made in accordance with the Funds' redemption-in-kind policies described in the Prospectus.
The fees paid to ReFlow are included in “ReFlow fees” in the Statements of Operations. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. During the year ended June 30, 2026, the Funds’ activity is as follows:

	Capital Provided	Capital Provided in Shares	In-Kind Redemptions	Cash Redemptions	Total Redemptions	Total Redemptions in Shares	Realized Capital Gains	Fees	Expense Ratio Impact
Large Cap Disciplined Value	$6,711,102	$222,667	$6,286,673	$443,718	$6,730,391	$222,667	$4,388,345	$9,444	0.01%
Large Cap Fundamental Value	47,410,984	1,044,525	45,940,509	1,892,243	47,832,752	1,044,525	30,436,850	66,765	0.02%
Small Cap Value	195,019,591	2,489,312	183,873,651	11,418,449	195,292,100	2,489,312	96,467,904	275,397	0.04%
Small Cap Diversified Value	69,760,043	5,204,569	66,041,849	4,066,751	70,108,600	5,204,569	38,969,918	99,707	0.01%
Global Value	5,030,902	321,684	3,950,678	130,781	4,081,459	258,420	2,341,398	7,043	0.02%
Value Opportunities	44,845,014	1,085,438	36,751,828	3,519,118	40,270,946	972,691	18,941,911	63,592	0.01%

NOTE 10. SEGMENT REPORTING
The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statements of Operations.
NOTE 11. SUBSEQUENT EVENTS
Effective July 1, 2026, the Hotchkis & Wiley Value Opportunities Fund was renamed the Hotchkis & Wiley Opportunities Fund.

69

HOTCHKIS & WILEY FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Effective July 1, 2026, the Board approved the addition of ETF Class shares for the Mid-Cap Value Fund, Global Value Fund, International Value Fund, International Small Cap Diversified Value Fund, Opportunities Fund and High Yield Fund. The ETF Class shares for the International Value Fund and Opportunities Fund launched on July 22, 2026 and the ETF Class shares for the Global Value Fund are expected to launch on or about August 27, 2026. The ETF Class shares are not currently offered to investors for the Mid-Cap Value Fund, International Small Cap Diversified Value Fund and High Yield Fund.
Management has evaluated subsequent events in the preparation of the Funds’ financial statements and has determined that there are no additional events that require recognition or disclosure in the financial statements.
NOTE 12. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Funds designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2026.
For the year ended June 30, 2026, the following percentages of ordinary distributions paid qualify for the dividend received deduction available to corporate shareholders: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, SMID Cap Diversified Value Fund – 97.92%, Small Cap Value Fund — 100.00%, Small Cap Diversified Value Fund — 84.27%, Global Value Fund — 29.42%, International Value Fund — 0.00%, International Small Cap Diversified Value Fund — 0.00%, Value Opportunities Fund — 52.71%, High Yield Fund — 0.92%.
For the year ended June 30, 2026, the following percentages of ordinary distributions paid are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003: Large Cap Disciplined Value Fund — 100.00%, Large Cap Fundamental Value Fund — 100.00%, Mid-Cap Value Fund — 100.00%, SMID Cap Diversified Value Fund – 100.00%, Small Cap Value Fund — 100.00%, Small Cap Diversified Value Fund — 85.15%, Global Value Fund — 73.59%, International Value Fund — 85.16%, International Small Cap Diversified Value Fund — 64.68%, Value Opportunities Fund — 81.45%, High Yield Fund — 0.92%. Shareholders should consult their tax advisors.
For the year ended June 30, 2026, the International Value Fund and International Small Cap Diversified Value Fund earned foreign source income of $160,581 and $189,291, respectively, and paid foreign taxes of $22,960 and $30,832, respectively, which each Fund intends to pass through to shareholders pursuant to Section 853 of the Internal Revenue Code.
Additional Information Applicable to Foreign Shareholders Only. For the year ended June 30, 2026, the Funds designate the following percentages of ordinary distributions paid as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c): Large Cap Disciplined Value Fund — 2.51%, Large Cap Fundamental Value Fund — 7.46%, Mid-Cap Value Fund — 7.69, Small Cap Value Fund — 5.67%, Small Cap Diversified Value Fund — 2.98%, Global Value Fund — 2.56%, International Value Fund — 3.30%, International Small Cap Diversified Value Fund — 1.94%, Value Opportunities Fund — 4.88%, High Yield Fund — 95.98%.
For the year ended June 30, 2026, the following percentages of ordinary income distributions paid are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c): Large Cap Disciplined Value Fund — 5.59%, Large Cap Fundamental Value Fund — 0.00%, Mid-Cap Value Fund — 0.00%, SMID Cap Diversified Value Fund – 0.00%, Small Cap Value Fund — 0.00%, Small Cap Diversified Value Fund — 0.00%, Global Value Fund — 54.40%, International Value Fund — 42.08%, International Small Cap Diversified Value Fund — 40.17%, Value Opportunities Fund — 59.56%, High Yield Fund — 0.00%.

70

HOTCHKIS & WILEY FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
of Hotchkis & Wiley Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets & liabilities of Hotchkis & Wiley Funds (the “Funds”) comprising the Hotchkis & Wiley Large Cap Disciplined Value Fund, Hotchkis & Wiley Large Cap Fundamental Value Fund, Hotchkis & Wiley Mid-Cap Value Fund, Hotchkis & Wiley SMID Cap Diversified Value Fund, Hotchkis & Wiley Small Cap Value Fund, Hotchkis & Wiley Small Cap Diversified Value Fund, Hotchkis & Wiley Global Value Fund, Hotchkis & Wiley International Value Fund, Hotchkis & Wiley International Small Cap Diversified Value Fund, Hotchkis & Wiley Value Opportunities Fund, and Hotchkis & Wiley High Yield Fund, including the schedules of investments, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to Hotchkis & Wiley SMID Cap Diversified Value Fund, the statement of changes in net assets for the year then ended June 30, 2026, and for the period from March 28, 2025 (commencement of operations) through June 30, 2025), the financial highlights for each of the five years in the period then ended (as to Hotchkis & Wiley SMID Cap Diversified Value Fund, the financial highlights for the year then ended June 30, 2026, and for the period from March 28, 2025 (commencement of operations) through June 30, 2025), and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Hotchkis & Wiley Funds, as of June 30, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to Hotchkis & Wiley SMID Cap Diversified Value Fund, the financial highlights for the year then ended June 30, 2026, and for the period from March 28, 2025 (commencement of operations) through June 30, 2025), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 25, 2026
We have served as the auditor of one or more Hotchkis & Wiley Funds investment companies since 2012.

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HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees” and “Trustees’ fees” in the annual financial statements.
For the SMID Cap Diversified Value Fund, all fund expenses, including Trustee compensation, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Background and Approval Process
Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis and Wiley Large Cap Disciplined Value Fund, the Hotchkis and Wiley Large Cap Fundamental Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis and Wiley Small Cap Value Fund, the Hotchkis and Wiley Small Cap Diversified Value Fund, the Hotchkis and Wiley Global Value Fund, the Hotchkis and Wiley International Value Fund, the Hotchkis and Wiley International Small Cap Diversified Value Fund, the Hotchkis and Wiley Value Opportunities Fund and the Hotchkis and Wiley High Yield Fund (each a “Fund” and collectively the “Funds”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Hotchkis and Wiley Funds (the “Trust”), of which each Fund is a series. The Advisory Agreements were initially approved by the Board of Trustees of the Trust at the inception of each Fund and continue thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreements for each Fund were renewed by the Board at a meeting held in May 2026.
As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of each Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of each Fund as compared to the advisory fees and expense ratios of funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of each Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to each Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Funds.
The Independent Trustees met with their independent legal counsel prior to the May 2026 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance.
At the May 2026 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew each Advisory Agreement.

72

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited) (Continued)
In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.
Nature, Extent and Quality of Services
As part of the Board’s decision-making process, the Board noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this connection, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.
The Board reviewed information regarding various services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing such services. The Board also reviewed each Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board also considered the portfolio managers’ significant investments in the Funds. The Board considered the Trust’s compliance program and the resultant compliance by the Funds and the Advisor with legal requirements.
The Board also considered other non-advisory services provided by the Advisor to the Funds, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.
Based on its review, the Board concluded that the nature, extent and quality of services provided to each Fund under its Advisory Agreement were satisfactory.
Investment Performance of the Funds and the Advisor
The Board noted that it reviews data on the short-term and longer-term total returns of the Funds in connection with each quarterly Board meeting. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of Class I shares of each Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (each a “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary (for Funds that have secondary benchmarks) benchmark indexes for the one-, three-, five- and ten-year periods, as applicable, ended December 31, 2025 and for the three-month, and one-, three-, five- and ten-year periods, as applicable, ended March 31, 2026. The Board noted that the Peer Groups were reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting.
The Board noted that all Funds underperformed their respective primary benchmarks for the one-year period ended December 31, 2025 except for the Large Cap Fundamental Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund; all Funds underperformed their respective primary benchmarks for the three-year period ended December 31, 2025 except for the International Value Fund and High Yield Fund; all Funds outperformed their respective primary benchmarks for the five-year period ended December 31, 2025 except for the Small Cap Value Fund, Small Cap Diversified Value Fund and International Small Cap Diversified Value Fund; and all Funds with a ten-year performance history underperformed their respective primary benchmarks for the ten-year period ended December 31, 2025 except for the High Yield Fund.
The Board noted that the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund and International Value Fund outperformed the median returns of their respective Peer Group for the one-year period ended December 31, 2025; all Funds outperformed the median returns of their respective Peer Group for the three-year period ended December 31, 2025 except the Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, International Small Cap Diversified Value Fund and High Yield Fund; all Funds outperformed the median returns of their respective Peer Group for the five-year

73

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited) (Continued)
period ended December 31, 2025 except the Small Cap Diversified Value Fund; and all Funds with a ten-year performance history outperformed the median returns of their respective Peer Group for the ten-year period ended December 31, 2025 except the Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, and High Yield Fund. The Board considered that the Advisor had been consistent in its approach to managing the Funds. The Board concluded that the Advisor’s services in managing each Fund’s portfolio were satisfactory.
Fees, Expenses and Profitability
The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report, including information regarding applicable expense limitations for the Funds’ Class I shares. The Board reviewed data in the Report showing how each Fund’s advisory fee and Class I shares’ expense ratio compared to those of the funds in its Peer Group using similar share classes. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other mutual funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Board considered a list of the many additional functions that the Advisor performs for the Funds that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing mutual funds subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts.
With respect to the advisory fee for each Fund, the Board noted that the Report showed that the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Diversified Value, and Value Opportunities Funds’ contractual advisory fees were higher than the median contractual advisory fees of their respective Peer Group, that the Small Cap Value, Global Value, International Value and International Small Cap Diversified Value Funds’ contractual advisory fees were lower than the median contractual advisory fees of their respective Peer Group, and that the Mid-Cap Value and High Yield Funds’ contractual advisory fees were the same as the median contractual advisory fees of their respective Peer Group. The Board also noted that the net expense ratios, after implementation of the expense caps for the Class I shares of all the Funds were above the median net expense ratio of their Peer Group, except for the Small Cap Diversified Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund. The Board noted that the Advisor uses a fundamental research-intensive process. The Board considered the expense caps put in place by the Advisor for each Fund (as further described below). The Board concluded that the advisory fee was fair and reasonable for each Fund in light of the nature, extent and quality of services provided by the Advisor.
The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board noted that, effective August 29, 2025, the Advisor had agreed to reduce the contractual advisory fees for the Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund. The Board considered that in 2025, as in recent prior years, the Advisor had absorbed costs above expense caps for which it would not be reimbursed for the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Value, Small Cap Diversified Value, Global Value, International Value, International Small Cap Diversified Value and High Yield Funds. The Board considered that the Advisor has agreed to continue the expense caps for the share classes of each Fund through at least August 29, 2027. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreements was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as each Fund grows. The Board noted the low level of assets under management in certain Funds. The Board considered that the breakpoints in the Large Cap Disciplined Value, Large Cap Fundamental Value, and Mid-Cap Value Funds’ advisory fee schedules can enable shareholders to share in economies of scale. The Board considered the amount of advisory fees that the Advisor waived and

74

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited) (Continued)
Fund operating expenses that the Advisor reimbursed in 2025 to the benefit of certain Funds and their shareholders. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded, after taking into consideration the factors above, that each Fund’s fee level was appropriate.
Fall-Out Benefits to the Advisor from its Relationship to the Funds
The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity Funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Funds (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients). The Board also considered that the Advisor indirectly benefits from certain Funds’ payment of sub-transfer agency expenses.
* * * *
Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Fund’s Advisory Agreement is in the best interests of the Fund.
Board Considerations in Approving Continuation of Investment Advisory Agreement for the Hotchkis and Wiley SMID Cap Diversified Value Fund
Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis & Wiley SMID Cap Diversified Value Fund (the “Fund”) pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Hotchkis and Wiley Funds (the “Trust”), of which the Fund is a series. The Advisory Agreement was initially approved by the Board of Trustees of the Trust at the inception of the Fund and continues thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreement for the Fund was renewed by the Board at a meeting held in May 2026.
As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of the Fund relative to its peer group and benchmark indexes, (iii) the advisory fees and expense ratios of the Fund, including the unitary advisory fee for the Fund as compared to fees charged by investment advisers funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of the Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to the Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Fund.
The Independent Trustees met with their independent legal counsel prior to the May 2026 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contract and the factors they should consider in evaluating advisory agreement. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Fund, including Fund performance, expense ratios, portfolio composition and regulatory compliance.
At the May 2026 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement.
In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as allimportant or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

75

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited) (Continued)
Nature, Extent and Quality of Services
As part of the Board’s decision-making process, the Board noted that the Advisor has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Fund. The Board also considered that shareholders invest in the Fund specifically seeking the Advisor’s investment expertise and style. In this connection, the Board considered, in particular, that the Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.
The Board reviewed information regarding various services provided by the Advisor to the Fund, including an organizational chart and background information on personnel performing such services. The Board also reviewed the Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board considered the Trust’s compliance program and the resultant compliance by the Fund and the Advisor with legal requirements.
The Board also considered other non-advisory services provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.
Based on its review, the Board concluded that the nature, extent and quality of services provided to the Fund under its Advisory Agreement were satisfactory.
Investment Performance of the Fund and the Advisor
The Board noted that the Fund commenced operations on March 31, 2025 and did not have full year of performance history as of December 31, 2025. The Board further noted that it reviews data on the total returns of the Fund in connection with each quarterly Board meeting. For the May meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of fund data, that compared the annualized total returns of the Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (the “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary benchmark indexes for the three- and six-month periods ended December 31, 2025 and for the three-month and one-year periods ended March 31, 2026. The Board noted that the Peer Group was reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting. The Board considered that the Advisor had been consistent in its approach to managing the Fund. The Board concluded that the Advisor’s services in managing the Fund’s portfolio was satisfactory.
Fees, Expenses and Profitability
The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report. The Trustees noted that the annual advisory fee charged to the Fund is a unitary advisory fee and that the Advisor pays all other operating expenses of the Fund, excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act, and litigation expenses and other non-routine or extraordinary expenses. The Board reviewed data in the Report showing how the Fund’s advisory fee rate and net expense ratio compared to those of comparable ETFs in its Peer Group. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Fund. The Board considered a list of the many additional functions that the Advisor performs for the Fund that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing an exchange-traded fund subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts. The Trustees compared the Fund’s net expense ratio to information in the Report on the net expense ratios of comparable ETFs. The Trustees noted that the net expense ratio for the Fund was lower than the median net expense ratios of its Peer Group.

76

HOTCHKIS & WILEY FUNDS
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited) (Continued)
Based on all of the information provided, the Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided and the administrative, operational, and management oversight costs for the Advisor.
The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreement, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreement was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as the Fund grows. The Board noted the low level of assets under management in the Fund. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded, after taking into consideration the factors above, that each Fund’s fee level was appropriate.
Fall-Out Benefits to the Advisor from its Relationship to the Fund
The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to Fund. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Fund (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients).
* * * *
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

77

HW Opportunities MP Fund
Annual Financial Statements
and Additional Information
JUNE 30, 2026

HW OPPORTUNITIES MP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 90.5%
Automobile Components - 1.4%
Aptiv PLC(a)	18,300	$1,123,254
Banks - 1.1%
Citigroup, Inc.	6,500	909,740
Beverages - 1.2%
Heineken NV - ADR	22,800	956,916
Broadline Retail - 0.1%
Articore Group Ltd.(a)	339,600	63,483
Capital Markets - 1.3%
Bank of New York Mellon Corp.	2,500	361,525
State Street Corp.	4,200	712,320
		1,073,845
Chemicals - 23.7%
Fuso Chemical Co. Ltd.	425,700	11,971,048
Olin Corp.	253,800	5,030,316
PPG Industries, Inc.	19,000	2,304,510
		19,305,874
Communications Equipment - 0.1%
F5, Inc.(a)	300	124,788
Construction & Engineering - 1.4%
Fluor Corp.(a)	21,800	1,142,102
Consumer Finance - 2.8%
SLM Corp.	86,508	2,244,017
Electronic Equipment, Instruments & Components - 2.1%
CDW Corp.	12,000	1,687,680
Food Products - 0.5%
Kraft Heinz Co.	16,900	399,178
Ground Transportation - 0.5%
U-Haul Holding Co.	7,250	418,325
Health Care Equipment & Supplies - 2.0%
GE HealthCare Technologies, Inc.	25,000	1,600,250
Health Care Providers & Services - 2.0%
Cigna Group	3,800	1,047,584
Universal Health Services, Inc. - Class B	3,800	565,022
		1,612,606
Household Products - 3.2%
Henkel AG & Co. KGaA	32,600	2,579,901
Industrial Conglomerates - 1.8%
Siemens AG - ADR	9,300	1,496,463
Insurance - 2.2%
American International Group, Inc.	18,400	1,371,352
Global Indemnity Group LLC - Class A	18,154	453,850
		1,825,202

	Shares	Value
Interactive Media & Services - 0.6%
Alphabet, Inc. - Class A	1,380	$493,171
Machinery - 1.4%
CNH Industrial NV	62,500	701,875
Stanley Black & Decker, Inc.	5,100	480,012
		1,181,887
Media - 15.2%
Comcast Corp. - Class A	5,900	144,845
Havas NV	271,660	5,303,528
Omnicom Group, Inc.	13,600	990,488
Stagwell, Inc.(a)	696,160	5,172,469
WPP PLC - ADR	50,640	784,413
		12,395,743
Oil, Gas & Consumable Fuels - 10.1%
APA Corp.	38,600	1,257,202
California Resources Corp.	64,400	3,404,828
ConocoPhillips	2,100	218,316
Murphy Oil Corp.	13,700	446,072
Ovintiv, Inc.	44,200	2,327,130
Shell PLC - ADR	7,200	558,288
		8,211,836
Passenger Airlines - 5.1%
Qantas Airways Ltd.	568,570	4,177,436
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc.(a)	3,200	991,840
Software - 9.5%
Microsoft Corp.	4,060	1,514,461
SAP SE - ADR	13,000	2,003,430
Workday, Inc. - Class A(a)	34,190	4,185,540
		7,703,431
TOTAL COMMON STOCKS (Cost $59,027,708)		73,718,968
EXCHANGE TRADED FUNDS - 2.3%
Investment Companies - 2.3%
Vanguard Long-Term Treasury ETF	34,200	1,887,156
TOTAL EXCHANGE TRADED FUNDS (Cost $1,887,696)		1,887,156

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.7%(a)
Put Options - 0.7%(b)(c)
Digital Realty Trust, Inc., Expiration: 01/15/2027; Exercise Price: $170.00	$1,795,800	100	112,000
United Parcel Service, Inc.
Expiration: 01/15/2027; Exercise Price: $90.00	11,502,500	1,070	361,660
Expiration: 01/21/2028; Exercise Price: $80.00	1,397,500	130	77,675
TOTAL PURCHASED OPTIONS (Cost $1,695,172)			551,335

The accompanying notes are an integral part of these financial statements.

1

HW OPPORTUNITIES MP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
PREFERRED STOCKS - 0.2%
Financial Services - 0.2%
Federal Home Loan Mortgage Corp., Series Z, 8.38%, Perpetual(a)(d)	18,200	$183,820
TOTAL PREFERRED STOCKS (Cost $41,761)		183,820
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A(a)	69,700	183,311
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $311,614)		183,311
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.9%
First American Government Obligations Fund - Class X, 3.57%(e)	4,783,418	4,783,418
TOTAL MONEY MARKET FUNDS (Cost $4,783,418)		4,783,418
TOTAL INVESTMENTS - 99.8% (Cost $67,747,369)		$81,308,008
Other Assets in Excess of Liabilities - 0.2%		162,869
TOTAL NET ASSETS - 100.0%		$81,470,877

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

HW OPPORTUNITIES MP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

ASSETS:
Investments, at value	$81,308,008
Receivable for investments sold	233,970
Dividends receivable	65,976
Dividend tax reclaims receivable	30,557
Receivable from Advisor	14,750
Prepaid expenses and other assets	4,422
Total assets	81,657,683
LIABILITIES:
Payable for fund shares redeemed	133,950
Payable for fund administration and accounting fees	21,743
Payable for audit fees	21,388
Payable for custodian fees	3,293
Payable for expenses and other liabilities	6,432
Total liabilities	186,806
Commitments and contingencies (Note 5)
Net assets	$81,470,877
Net Assets Consist of:
Paid-in capital	$65,279,975
Total accumulated distributable earnings	16,190,902
Total net assets	$81,470,877
Net assets	$81,470,877
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	4,692,817
Net asset value per share	$17.36
Cost:
Investments, at cost	$67,747,369

The accompanying notes are an integral part of these financial statements.

3

HW OPPORTUNITIES MP FUND
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$1,601,649
Less: dividend withholding taxes	(116,889)
Interest income	17,768
Total investment income	1,502,528
EXPENSES:
Fund administration and accounting fees	67,931
Federal and state registration fees	26,046
Audit fees	21,412
Trustees’ fees	8,150
Legal fees	7,534
Custodian fees	2,914
Transfer agent fees	2,549
Compliance fees	2,033
Reports to shareholders	1,155
Overdraft fees	29
Other expenses and fees	12,658
Total expenses	152,411
Expense reimbursement by Advisor	(152,382)
Net expenses	29
Net investment income	1,502,499
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,260,154
Foreign currency transactions	(7,530)
Net realized gain (loss)	3,252,624
Net change in unrealized appreciation (depreciation) on:
Investments	10,086,441
Foreign currency translation	(4,020)
Net change in unrealized appreciation (depreciation)	10,082,421
Net realized and unrealized gain (loss)	13,335,045
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,837,544

The accompanying notes are an integral part of these financial statements.

4

HW OPPORTUNITIES MP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$1,502,499	$1,543,840
Net realized gain (loss)	3,252,624	1,377,058
Net change in unrealized appreciation (depreciation)	10,082,421	(44,206)
Net increase (decrease) in net assets from operations	14,837,544	2,876,692
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,469,374)	(5,927,035)
Total distributions to shareholders	(2,469,374)	(5,927,035)
CAPITAL TRANSACTIONS:
Shares sold	12,365,798	25,504,951
Shares redeemed	(12,628,392)	(17,436,330)
Net increase (decrease) in net assets from capital transactions	(262,594)	8,068,621
Net increase (decrease) in net assets	12,105,576	5,018,278
NET ASSETS:
Beginning of the year	69,365,301	64,347,023
End of the year	$81,470,877	$69,365,301
SHARES TRANSACTIONS
Shares sold	790,650	1,750,707
Shares redeemed	(798,828)	(1,220,569)
Total increase (decrease) in shares outstanding	(8,178)	530,138

The accompanying notes are an integral part of these financial statements.

5

HW OPPORTUNITIES MP FUND
FINANCIAL HIGHLIGHTS

For the year ended	Net asset value, beginning of year	Investment operations:			Less distributions from:			Net asset value, end of year	Total return(c)	Supplemental data and ratios:
		Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions			Net assets, end of year (in thousands)	Ratio of expenses to average net assets before expense reimbursement(d)	Ratio of expenses to average net assets after expense reimbursement(d)	Ratio of overdraft fees to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate
6/30/2026	$14.76	0.33	2.82	3.15	(0.37)	(0.18)	(0.55)	$17.36	21.91%	$81,471	0.21%	0.00%(e)	0.00%(e)	2.06%	75%
6/30/2025	$15.43	0.35	0.32	0.67	(0.27)	(1.07)	(1.34)	$14.76	4.26%	$69,365	0.27%	0.00%(e)	0.00%(e)	2.34%	107%
6/30/2024	$13.75	0.31	2.38	2.69	(0.28)	(0.73)	(1.01)	$15.43	20.57%	$64,347	0.36%	0.00%	0.00%	2.11%	93%
6/30/2023	$10.95	0.28	2.75	3.03	(0.13)	(0.10)	(0.23)	$13.75	27.92%	$46,061	0.74%	0.00%	0.00%	2.21%	140%
6/30/2022	$12.90	0.20	(1.96)	(1.76)	(0.09)	(0.10)	(0.19)	$10.95	−13.88%	$29,443	1.36%	0.00%	0.00%	1.59%	96%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	The Fund’s investment advisor contractually agreed to reimburse 100% of the Fund’s operating expenses (See Note 2). Without such reimbursement, the Fund’s performance would have been lower.
(d)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(e)	Amount represents less than 0.005%.
The accompanying notes are an integral part of these financial statements.

6

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026
NOTE 1. ORGANIZATION
Hotchkis and Wiley Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001 and consists of twelve series, including the HW Opportunities MP Fund (the “Fund”). The Fund is a non-diversified series of the Trust. Immediately prior to the Fund’s commencement of operations, the assets and liabilities of the HW Opportunities MP Fund, a series of Series Portfolios Trust (the “Predecessor Fund”), were acquired by the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization between the Trust, on behalf of the Fund, and Series Portfolios Trust, on behalf of the Predecessor Fund (the “Reorganization”). The Reorganization occurred after the close of business on December 15, 2023. As of December 15, 2023, the Predecessor Fund’s net assets were $50,954,652, shares outstanding were 3,570,165.790 and NAV was $14.27. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. All Reorganization costs were borne by Hotchkis & Wiley Capital Management, LLC (the “Advisor”). The Predecessor Fund commenced operations on December 30, 2020. Eleven other series of the Trust are included in a separate report.
Shareholders should be aware that the Fund pays no management fees or operating expenses under its investment advisory and expense reimbursement agreements with the Advisor. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Advisor, the Advisor typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the advisor in its capacity as manager to the participant’s managed account.
Significant Accounting Policies. The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of management accruals and estimates. Actual results could differ from those estimates and those differences could be significant. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies followed by the Fund.
Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price on the valuation day, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent Pricing Service.
The Trust’s Board of Trustees (the “Board”) has designated the Advisor as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.
Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

7

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of June 30, 2026:

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$49,687,055	$24,031,913	$—	$73,718,968
Exchange Traded Funds	1,887,156	—	—	1,887,156
Purchased Options	361,660	189,675	—	551,335
Preferred Stocks	183,820	—	—	183,820
Real Estate Investment Trusts	183,311	—	—	183,311
Money Market Funds	4,783,418	—	—	4,783,418
Total Investments	$57,086,420	$24,221,588	$—	$81,308,008

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.
Expense Allocation. Expenses incurred by or attributable to the Fund are allocated entirely to the Fund. Expenses incurred by the Trust which do not relate to a specific series of the Trust are allocated among the series of the Trust per capita. Alternatively, such expenses may be allocated based upon the series’ relative net assets as of a recent date or using another methodology based upon a determination by persons authorized by the Board, including either the President or Treasurer of the Trust, that the alternative allocation methodology is fair and equitable taking into consideration the nature and type of the expense.
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid annually for the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually.
Security Transactions and Investment Income. Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the specifically identified cost basis of the securities. Dividend income, less issuance fees and foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Market discounts and original issue discounts on fixed-income securities are

8

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
amortized daily over the expected life of the security using the effective yield method. Market premiums on fixed-income securities are amortized daily on the yield to the next call method. Return of capital distributions received from real estate investment trust (“REIT”) securities are recorded as an adjustment to the cost of the security and thus may impact unrealized gains or losses on the security.
Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis may have extended settlement periods. The value of the security purchased is subject to market fluctuations during this period.
Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of realized gains or losses and the portion of unrealized appreciation or depreciation resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Foreign Taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income. Gains realized by the Fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the Fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. Income taxes paid by the Fund for the fiscal year were determined not to be significant.
Payment In-Kind Securities. The Fund may invest in payment in-kind securities. Payment in-kind securities give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and may require a pro-rata adjustment to interest receivable from the unrealized appreciation or depreciation of securities on the Statement of Assets and Liabilities.
Restricted and Illiquid Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
Options. The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may purchase call options on securities and security indexes. The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed by an offsetting purchase or sale of an option of the same series. The purchase and writing of options involves certain risks. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position. With options, there is minimal counterparty risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

9

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
When the Fund purchases a put or call option, an amount equal to the premium paid is included on the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the fair market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid for the put option. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call option.
Futures Contracts. The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of foreign currencies. A futures contract provides for the future sale by one party and purchase by another party of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, exchange rates and the underlying hedged assets. The Fund did not enter into any futures contracts during the year ended June 30, 2026.
Derivative Instruments. The Fund has adopted authoritative standards regarding disclosures about derivatives and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations.
The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2026:
Asset Derivatives

Location on Statement of Assets and Liabilities
Equity Contracts:
Purchased Put Options	Investments, at value	$551,335

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations categorized by primary risk exposure for the year ended June 30, 2026:
Realized Gain (Loss) on Derivatives

Equity Contracts:
Purchased Put Options	$(479,061)*

*	Included with net realized gain (loss) from investments.
Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Contracts:
Purchased Put Options	$(1,143,837)*

*	Included with net change in unrealized appreciation (depreciation) on investments.

10

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
The following is a summary of the Funds’ average quarterly balance of outstanding derivative instruments categorized by primary risk exposure for the year ended June 30, 2026:
Average Quarterly Balance of Outstanding Derivatives

Equity Contracts:
Average Number of Contracts – Purchased Put Options	1,082
Average Notional Amount – Purchased Put Options	$13,222,714

Offsetting Assets and Liabilities. The Fund is subject to various master netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. For financial reporting purposes, the Fund does not offset financial assets and liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities. The Fund was not subject to offsetting arrangements as of June 30, 2026.
NOTE 2. FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Investment Advisory Agreement with the Advisor, with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company with members who are current and former employees of the Advisor, and Stephens - H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor is responsible for the management of the Fund’s investments and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Advisor does not charge a management fee for advisory services to the Fund. Shareholders should be aware, however, that the Fund is an integral part of separately managed account programs, and the Advisor and its affiliates are compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. The Advisor has contractually agreed to reimburse 100% of the Fund’s operating expenses (other than any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation).
Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Fund does not have a Rule 12b-1 plan and therefore Quasar’s fees are paid by the Advisor.
The Fund is permitted to purchase securities from or sell securities to another fund in the Trust or affiliated person under procedures adopted by the Board. During the year ended June 30, 2026, the Fund did not have any of these purchases and sales.
Effective September 30, 2025, U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Prior to September 30, 2025, the custodian was Brown Brothers Harriman & Co.
NOTE 3. INVESTMENTS
Purchases and sales of investment securities, excluding short-term investments, for the year ended June 30, 2026 were $52,451,173 and $55,653,210, respectively. The Fund did not have any purchases or sales of U.S. Government securities for the year ended June 30, 2026.
NOTE 4. FEDERAL INCOME TAXES
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by

11

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
the Fund for financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified within the capital accounts.
The following information is presented on an income tax basis as of June 30, 2026:

Tax cost of investments	$67,691,874
Gross unrealized appreciation	18,578,712
Gross unrealized depreciation	(4,963,313)
Net unrealized appreciation (depreciation)	13,615,399
Distributable ordinary income (as of 6/30/26)	1,904,833
Distributable long-term gains (as of 6/30/26)	670,823
Total distributable earnings	2,575,656
Other accumulated gain (loss)	(153)
Total accumulated gain (loss)	$16,190,902

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences. These adjustments are due primarily to differing treatment for items such as equalization.

Paid-in capital	Total accumulated distributable earnings
$153,498	$(153,498)

The tax components of distributions paid during the fiscal years ended June 30, 2026 and 2025 are as follows:

June 30, 2026		June 30, 2025
Ordinary Income Distributions	Long-Term Capital Gains Distributions	Ordinary Income Distributions	Long-Term Capital Gains Distributions
$2,469,374	$ —	$4,160,026	$1,767,009

As of June 30, 2026, the Fund did not have any capital loss carryovers, post-October losses or tax basis late year losses, which are not recognized for tax purposes until the first day of the following fiscal year. As of and during the year ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2026, the Fund did not incur any interest or penalties. The tax years ended June 30, 2023 through June 30, 2026 remain open and subject to examination by tax jurisdictions.
NOTE 5. COMMITMENTS AND CONTINGENCIES
Under the Trust’s organizational documents and indemnification agreements between each independent Trustee and the Trust, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
NOTE 6. RISK FACTORS
Investing in the Fund may involve certain risks including, but not limited to, those described below.
Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.
The prices of, and the income generated by, most debt securities held by the Fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities

12

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
in the Fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country.
The Fund may invest a significant portion of its assets in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions.
The Fund may invest a significant portion of its assets in companies in the materials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The materials sector can be significantly affected by, among other things, the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
The Fund is subject to active management risk because the Fund is an actively managed investment portfolio. Consequently, the Fund is subject to the risks that the methods and analysis employed by the Advisor may not produce the desired results and result in losses to the Fund.
The prices of, and the income generated by, securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the Fund. These events can include changes in economic, political or financial market conditions due to war, acts of terrorism, the spread of infectious illness or other public health issues, financial crises, and recessions, as well as investor sentiment regarding these issues.
Certain funds, accounts, individuals or affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and net asset value (“NAV”). These redemptions may also force the Fund to sell securities.
NOTE 7. SEGMENT REPORTING
The Fund represents a single operating segment as the operating results of the Fund is monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment objective that is executed by the Fund’s portfolio management team. A senior executive team comprised of the Fund’s Principal Executive Officer and Principal Financial Officer, serves as the Fund’s chief operating decision maker (“CODM”), who act in accordance with Board reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented

13

HW OPPORTUNITIES MP FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026 (Continued)
within the accompanying financial statements and financial highlights to assess the Fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statement of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statement of Operations.
NOTE 8. SUBSEQUENT EVENTS
Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that there are no events that require recognition or disclosure in the financial statements.
NOTE 9. FEDERAL TAX DISCLOSURE (UNAUDITED)
The Fund designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended June 30, 2026.
For the year ended June 30, 2026, the percentage of ordinary distributions paid that qualify for the dividend received deduction available to corporate shareholders was 19.68%.
For the year ended June 30, 2026, the percentage of ordinary distributions paid that are designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was 45.91%. Shareholders should consult their tax advisors.
For the year ended June 30, 2026, the percentage of ordinary income distributions paid that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was 32.87%.

14

HW OPPORTUNITIES MP FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2026
To the Shareholders and Board of Trustees
of Hotchkis & Wiley Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of HW Opportunities MP Fund (the “Fund”), one of the funds constituting the Hotchkis & Wiley Funds (the “Trust”), as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes.
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, as of June 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The financial highlights for the years ended June 30, 2023 and June 30, 2022 were audited by other auditors whose report, dated August 25, 2023, expressed an unqualified opinion on those statements.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
August 25, 2026
We have served as the auditor of one or more Hotchkis & Wiley Funds investment companies since 2012.

15

HW OPPORTUNITIES MP FUND
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
The below information is required disclosure from Form N-CSR:
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Compliance fees” and “Trustees’ fees” in the annual financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Background and Approval Process
Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the HW Opportunities MP Fund (the “Fund”) pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Hotchkis and Wiley Funds (the “Trust”), of which the Fund is a series. The Advisory Agreement was initially approved by the Board of Trustees of the Trust at the inception of the Fund and continues thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreement for the Fund was renewed by the Board at a meeting held in May 2026.
As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of the Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of the Fund, including the Advisor’s contractual agreement to limit and reimburse the Fund’s operating expenses, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of the Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to the Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Fund.
The Independent Trustees met with their independent legal counsel prior to the May 2026 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Fund, including Fund performance, expense ratios, portfolio composition and regulatory compliance.
At the May 2026 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement.
In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as allimportant or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

16

HW OPPORTUNITIES MP FUND
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited) (Continued)
Nature, Extent and Quality of Services
As part of the Board’s decision-making process, the Board noted that the Advisor has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Fund. The Board also considered that shareholders invest in the Fund specifically seeking the Advisor’s investment expertise and style. In this connection, the Board considered, in particular, that the Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.
The Board reviewed information regarding various services provided by the Advisor to the Fund, including an organizational chart and background information on personnel performing such services. The Board also reviewed the Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board considered the Trust’s compliance program and the resultant compliance by the Fund and the Advisor with legal requirements.
The Board also considered other non-advisory services provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.
Based on its review, the Board concluded that the nature, extent and quality of services provided to the Fund under its Advisory Agreement were satisfactory.
Investment Performance of the Funds and the Advisor
The Board also considered that the Fund serves as a completion vehicle for a model portfolio strategy of the Adviser and that the Fund’s performance alone would not be sufficient to evaluate the overall performance without the separate account composite performance.
The Board noted that it reviews data on the short-term and longer-term total returns of the Fund and the HW Value Opportunities Composite. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of the Fund and the composite to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (the “Peer Group”), and to the annualized total returns of the Fund’s and composite’s primary and secondary benchmark indexes for the one-, three- and five-year periods ended December 31, 2025 and for the three-month, and one-, three and five-year periods ended March 31, 2026. The Board noted that the Peer Group was reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting.
The Board noted that the composite, which is a better approximation of the overall returns, underperformed the median return of its primary benchmark and Peer Group for the one- and three-year periods ended December 31, 2025 and outperformed the median return of its primary benchmark and Peer Group for the five-year period ended December 31, 2025. The Board considered that the Advisor had been consistent in its approach to managing the Fund. The Board concluded that the Advisor’s services in managing the Fund’s portfolio was satisfactory.
Fees, Expenses, Profitability and Economies of Scale
The Board considered that the Fund’s shares are available for purchase only to investors in the Advisor’s model portfolio product offered by a third party, in which the Fund is a component of the model’s overall investment exposure, and that the management fee payable by the Fund to the Advisor pursuant to the Advisory Agreement is 0.00%. The Board also considered that the Advisor has agreed to reimburse the Fund for its operating expenses to limit its annual operating expenses to 0.00% through August 31, 2027, and that the Advisor will not be entitled to subsequent reimbursement of such amounts. Because the Fund has a 0.00% management fee and operating expense ratio, the Board did not review information regarding the management fees and expense ratios of other investment products with similar investment objectives and strategies.

17

HW OPPORTUNITIES MP FUND
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited) (Continued)
The Board considered the asset-based fee that the Advisor receives with respect to the assets invested through its model portfolio product. The Board also considered information provided by the Advisor on the Advisor’s estimated gross profitability with respect to the Fund and Fund operating expenses to be reimbursed by the Advisor.
The Board considered that since there is no advisory fee, economies of scale were not a factor.
Fall-Out Benefits to the Advisor from its Relationship to the Funds
The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Fund. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Fund (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients).
* * * *
Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and that the renewal of the Fund’s Advisory Agreement is in the best interests of the Fund.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Compliance fees” and “Trustees’ fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

For the Hotchkis & Wiley SMID Cap Diversified Value Fund, all fund expenses, including Trustee compensation, are paid by the Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations in Approving Continuation of Investment Advisory Agreements

Background and Approval Process

Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis and Wiley Large Cap Disciplined Value Fund, the Hotchkis and Wiley Large Cap Fundamental Value Fund, the Hotchkis and Wiley Mid-Cap Value Fund, the Hotchkis

and Wiley Small Cap Value Fund, the Hotchkis and Wiley Small Cap Diversified Value Fund, the Hotchkis and Wiley Global Value Fund, the Hotchkis and Wiley International Value Fund, the Hotchkis and Wiley International Small Cap Diversified Value Fund, the Hotchkis and Wiley Value Opportunities Fund and the Hotchkis and Wiley High Yield Fund (each a “Fund” and collectively the “Funds”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Hotchkis and Wiley Funds (the “Trust”), of which each Fund is a series. The Advisory Agreements were initially approved by the Board of Trustees of the Trust at the inception of each Fund and continue thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreements for each Fund were renewed by the Board at a meeting held in May 2026.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of each Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of each Fund as compared to the advisory fees and expense ratios of funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of each Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to each Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Funds.

The Independent Trustees met with their independent legal counsel prior to the May 2026 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance.

At the May 2026 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to renew each Advisory Agreement.

In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

As part of the Board’s decision-making process, the Board noted that the Advisor and its predecessors have managed the Funds and their predecessors since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this connection, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board reviewed information regarding various services provided by the Advisor to the Funds, including an organizational chart and background information on personnel performing such services. The Board also reviewed each Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board also considered the portfolio managers’ significant investments in the Funds. The Board considered the Trust’s compliance program and the resultant compliance by the Funds and the Advisor with legal requirements.

The Board also considered other non-advisory services provided by the Advisor to the Funds, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.

Based on its review, the Board concluded that the nature, extent and quality of services provided to each Fund under its Advisory Agreement were satisfactory.

Investment Performance of the Funds and the Advisor

The Board noted that it reviews data on the short-term and longer-term total returns of the Funds in connection with each quarterly Board meeting. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of Class I shares of each Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (each a “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary (for Funds that have secondary benchmarks) benchmark indexes for the one-, three-, five- and ten-year periods, as applicable, ended December 31, 2025 and for the three-month, and one-, three-, five- and ten-year periods, as applicable, ended March 31, 2026. The Board noted that the Peer Groups were reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting.

The Board noted that all Funds underperformed their respective primary benchmarks for the one-year period ended December 31, 2025 except for the Large Cap Fundamental Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund; all Funds underperformed their respective primary benchmarks for the three-year period ended December 31, 2025 except for the International Value Fund and High Yield Fund; all Funds outperformed their respective primary benchmarks for the five-year period ended December 31, 2025 except for the Small Cap Value Fund, Small Cap Diversified Value Fund and International Small Cap Diversified Value Fund; and all Funds with a ten-year performance history underperformed their respective primary benchmarks for the ten-year period ended December 31, 2025 except for the High Yield Fund.

The Board noted that the Large Cap Disciplined Value Fund, Large Cap Fundamental Value Fund and International Value Fund outperformed the median returns of their respective Peer Group for the one-year period ended December 31, 2025; all Funds outperformed the median returns of their respective Peer Group for the three-year period ended December 31, 2025 except the Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, International Small Cap Diversified Value Fund and High Yield Fund; all Funds outperformed the median returns of their respective Peer Group for the five-year period ended December 31, 2025 except the Small Cap Diversified Value Fund; and all Funds with a ten-year performance history outperformed the median returns of their respective Peer Group for the ten-year period ended December 31, 2025 except the Mid-Cap Value Fund, Small Cap Value Fund, Small Cap Diversified Value Fund, and High Yield Fund. The Board considered that the Advisor had been consistent in its approach to managing the Funds. The Board concluded that the Advisor’s services in managing each Fund’s portfolio were satisfactory.

Fees, Expenses and Profitability

The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report, including information regarding applicable expense limitations for the Funds’ Class I shares. The Board reviewed data in the Report showing how each Fund’s advisory fee and Class I shares’ expense ratio compared to those of the funds in its Peer Group using similar share classes. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other mutual funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Funds. The Board considered a list of the many additional functions that the Advisor performs for the Funds that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing mutual funds subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts.

With respect to the advisory fee for each Fund, the Board noted that the Report showed that the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Diversified Value, and Value Opportunities Funds’ contractual advisory fees were higher than the median contractual advisory fees of their respective Peer Group, that the Small Cap Value, Global Value, International Value and International Small Cap Diversified Value Funds’ contractual advisory fees were lower than the median contractual advisory fees of their respective Peer Group, and that the Mid-Cap Value and High Yield Funds’ contractual advisory fees were the same as the median contractual advisory fees of their respective Peer Group. The Board also noted that the net expense ratios, after implementation of the expense caps for the Class I shares of all the Funds were above the median net expense ratio of their Peer Group, except for the Small Cap Diversified Value Fund, Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund. The Board noted that the Advisor uses a fundamental research-intensive process. The Board considered the expense caps put in place by the Advisor for each Fund (as further described below). The Board concluded that the advisory fee was fair and reasonable for each Fund in light of the nature, extent and quality of services provided by the Advisor.

The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board noted that, effective August 29, 2025, the Advisor had agreed to reduce the contractual advisory fees for the Global Value Fund, International Value Fund and International Small Cap Diversified Value Fund. The Board considered that in 2025, as in recent prior years, the Advisor had absorbed costs above expense caps for which it would not be reimbursed for the Large Cap Disciplined Value, Large Cap Fundamental Value, Small Cap Value, Small Cap Diversified Value, Global Value, International Value, International Small Cap Diversified Value and High Yield Funds. The Board considered that the Advisor has agreed to continue the expense caps for the share classes of each Fund through at least August 29, 2027. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreements was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as each Fund grows. The Board noted the low level of assets under management in certain Funds. The Board considered that the breakpoints in the Large Cap Disciplined Value, Large Cap Fundamental Value, and Mid-Cap Value Funds’ advisory fee schedules can enable shareholders to share in economies of scale. The Board considered the amount of advisory fees that the Advisor waived and Fund operating expenses that the Advisor reimbursed in 2025 to the benefit of certain Funds and their shareholders. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded, after taking into consideration the factors above, that each Fund’s fee level was appropriate.

Fall-Out Benefits to the Advisor from its Relationship to the Funds

The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Funds. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity Funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Funds (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients). The Board also considered that the Advisor indirectly benefits from certain Funds’ payment of sub-transfer agency expenses.

* * * *

Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Fund’s Advisory Agreement is in the best interests of the Fund.

Board Considerations in Approving Continuation of Investment Advisory Agreement for the Hotchkis and Wiley SMID Cap Diversified Value Fund

Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the Hotchkis & Wiley SMID Cap Diversified Value Fund (the “Fund”) pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Hotchkis and Wiley Funds (the “Trust”), of which the Fund is a series. The Advisory Agreement was initially approved by the Board of Trustees of the Trust at the inception of the Fund and continues thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreement for the Fund was renewed by the Board at a meeting held in May 2026.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of the Fund relative to its peer group and benchmark indexes, (iii) the advisory fees and expense ratios of the Fund, including the unitary advisory fee for the Fund as compared to fees charged by investment advisers funds in its peer group, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of the Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to the Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Fund.

The Independent Trustees met with their independent legal counsel prior to the May 2026 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contract and the factors they should consider in evaluating advisory agreement. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Fund, including Fund performance, expense ratios, portfolio composition and regulatory compliance.

At the May 2026 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement.

In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

As part of the Board’s decision-making process, the Board noted that the Advisor has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Fund. The Board also considered that shareholders invest in the Fund specifically seeking the Advisor’s investment expertise and style. In this connection, the Board considered, in particular, that the Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board reviewed information regarding various services provided by the Advisor to the Fund, including an organizational chart and background information on personnel performing such services. The Board also reviewed the Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board considered the Trust’s compliance program and the resultant compliance by the Fund and the Advisor with legal requirements.

The Board also considered other non-advisory services provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.

Based on its review, the Board concluded that the nature, extent and quality of services provided to the Fund under its Advisory Agreement were satisfactory.

Investment Performance of the Fund and the Advisor

The Board noted that the Fund commenced operations on March 31, 2025 and did not have full year of performance history as of December 31, 2025. The Board further noted that it reviews data on the total returns of the Fund in connection with each quarterly Board meeting. For the May meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of fund data, that compared the annualized total returns of the Fund to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (the “Peer Group”), and to the annualized total returns of the Fund’s primary and secondary benchmark indexes for the three- and six-month periods ended December 31, 2025 and for the three-month and one-year periods ended March 31, 2026. The Board noted that the Peer Group was reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting. The Board considered that the Advisor had been consistent in its approach to managing the Fund. The Board concluded that the Advisor’s services in managing the Fund’s portfolio was satisfactory.

Fees, Expenses and Profitability

The Board reviewed advisory fee and expense data using information provided by Morningstar, Inc., contained in the Report. The Trustees noted that the annual advisory fee charged to the Fund is a unitary advisory fee and that the Advisor pays all other operating expenses of the Fund, excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act, and litigation expenses and other non-routine or extraordinary expenses. The Board reviewed data in the Report showing how the Fund’s advisory fee rate and net expense ratio compared to those of comparable ETFs in its Peer Group. The Board also reviewed information provided by the Advisor on management fees charged by the Advisor for sub-advisory services it provides to other funds and management fees it charges to its separate account clients with investment objectives and policies similar to those of the Fund. The Board considered a list of the many additional functions that the Advisor performs for the Fund that the Advisor does not perform for its separate account and sub-advisory clients, and noted it is generally acknowledged that managing an exchange-traded fund subjects an investment adviser to more legal and regulatory risk than is the case with separate accounts. The Trustees compared the Fund’s net expense ratio to information in the Report on the net expense ratios of comparable ETFs. The Trustees noted that the net expense ratio for the Fund was lower than the median net expense ratios of its Peer Group.

Based on all of the information provided, the Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided and the administrative, operational, and management oversight costs for the Advisor.

The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreement, including information regarding the methodology for allocating expenses. The Board reviewed data regarding the Advisor’s variable expenses and fixed expenses. The Board also recognized that individual fund or product line profitability of other advisers is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Board noted the importance of the Advisor’s profitability—which is derived solely from investment management fees – in maintaining its entrepreneurial environment in a private, primarily employee-owned structure. The Board also noted that the Advisor’s compensation/profit structure facilitates retention of its management and investment professionals. The Board concluded that the level of estimated profitability to the Advisor under the Advisory Agreement was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board reviewed the information provided by the Advisor as to the extent to which it has in the past or is likely in the future to realize economies of scale in connection with the investment advisory services it provides as the Fund grows. The Board noted the low level of assets under management in the Fund. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board also considered information regarding the investment, compliance and client service personnel employed by the Advisor. The Board concluded, after taking into consideration the factors above, that each Fund’s fee level was appropriate.

Fall-Out Benefits to the Advisor from its Relationship to the Fund

The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to Fund. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Fund (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients).

* * * *

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Board Considerations in Approving Continuation of Investment Advisory Agreement

Background and Approval Process

Hotchkis and Wiley Capital Management, LLC (the “Advisor”) serves as investment adviser to the HW Opportunities MP Fund (the “Fund”) pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Hotchkis and Wiley Funds (the “Trust”), of which the Fund is a series. The Advisory Agreement was initially approved by the Board of Trustees of the Trust at the inception of the Fund and continues thereafter if approved annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”). The Advisory Agreement for the Fund was renewed by the Board at a meeting held in May 2026.

As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to: (i) the nature, extent and quality of services provided by the Advisor, (ii) short-term and longer-term total return of the Fund relative to its respective peer group and benchmark index(es), (iii) the advisory fees and expense ratios of the Fund, including the Advisor’s contractual agreement to limit and reimburse the Fund’s operating expenses, (iv) the costs of the services provided and the Advisor’s estimated profitability with respect to the management of the Fund, (v) the extent to which the Advisor has in the past, or is likely in the future, to experience economies of scale in connection with the investment advisory services it provides to the Fund, and (vi) fall-out benefits to the Advisor from its relationship with the Fund.

The Independent Trustees met with their independent legal counsel prior to the May 2026 Board meeting to review the materials provided by the Advisor and were advised regarding their fiduciary duties pertaining to renewal of investment advisory contracts and the factors they should consider in evaluating advisory agreements. The Independent Trustees, through their legal counsel, then provided follow-up questions to the Advisor which were addressed by the Advisor. The Independent Trustees noted that the information provided by the Advisor was thorough and responsive to their requests. The information provided in response to their requests was in addition to information received by the Board throughout the year, both in writing and during meetings, regarding the Fund, including Fund performance, expense ratios, portfolio composition and regulatory compliance.

At the May 2026 Board meeting, representatives of the Advisor discussed the Independent Trustees’ requests and follow-up questions with the Board and responded to further questions. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to renew the Advisory Agreement.

In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

As part of the Board’s decision-making process, the Board noted that the Advisor has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of the Fund. The Board also considered that shareholders invest in the Fund specifically seeking the Advisor’s investment expertise and style. In this connection, the Board considered, in particular, that the Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

The Board reviewed information regarding various services provided by the Advisor to the Fund, including an organizational chart and background information on personnel performing such services. The Board also reviewed the Fund’s performance and information regarding the Advisor’s investment approach, which is driven by team-oriented, in-depth, fundamental research. The Board considered the depth and quality of the Advisor’s investment process, the low turnover rates of the Advisor’s key personnel, the overall stability of the Advisor’s organization, and the experience, capability and integrity of its senior management. The Board considered the Trust’s compliance program and the resultant compliance by the Fund and the Advisor with legal requirements.

The Board also considered other non-advisory services provided by the Advisor to the Fund, such as the services of Advisor employees as Trust officers and other personnel provided that are necessary for Fund operations. The Board noted that the Advisor organizes Board meetings and the preparation of Board meeting materials, and those Advisor employees serving as Trust officers oversee and manage the other Fund service providers.

Based on its review, the Board concluded that the nature, extent and quality of services provided to the Fund under its Advisory Agreement were satisfactory.

Investment Performance of the Funds and the Advisor

The Board also considered that the Fund serves as a completion vehicle for a model portfolio strategy of the Adviser and that the Fund’s performance alone would not be sufficient to evaluate the overall performance without the separate account composite performance.

The Board noted that it reviews data on the short-term and longer-term total returns of the Fund and the HW Value Opportunities Composite. For the contract review meeting, the Board reviewed a report prepared by the Trust’s administrator (the “Report”) using information provided by Morningstar, Inc., an independent provider of mutual fund data, that compared the annualized total returns of the Fund and the composite to the median annualized total returns of a group of funds that are similar, primarily in terms of investment style (the “Peer Group”), and to the annualized total returns of the Fund’s and composite’s primary and secondary benchmark indexes for the one-, three- and five-year periods ended December 31, 2025 and for the three-month, and one-, three and five-year periods ended March 31, 2026. The Board noted that the Peer Group was reviewed and selected by the Advisor based on its criteria to determine an appropriate group of competitor funds. In addition, data regarding performance of the Peer Group is provided at each quarterly Board meeting.

The Board noted that the composite, which is a better approximation of the overall returns, underperformed the median return of its primary benchmark and Peer Group for the one- and three-year periods ended December 31, 2025 and outperformed the median return of its primary benchmark and Peer Group for the five-year period ended December 31, 2025. The Board considered that the Advisor had been consistent in its approach to managing the Fund. The Board concluded that the Advisor’s services in managing the Fund’s portfolio was satisfactory.

Fees, Expenses, Profitability and Economies of Scale

The Board considered that the Fund’s shares are available for purchase only to investors in the Advisor’s model portfolio product offered by a third party, in which the Fund is a component of the model’s overall investment exposure, and that the management fee payable by the Fund to the Advisor pursuant to the Advisory Agreement is 0.00%. The Board also considered that the Advisor has agreed to reimburse the Fund for its operating expenses to limit its annual operating expenses to 0.00% through August 31, 2027, and that the Advisor will not be entitled to subsequent reimbursement of such amounts. Because the Fund has a 0.00% management fee and operating expense ratio, the Board did not review information regarding the management fees and expense ratios of other investment products with similar investment objectives and strategies.

The Board considered the asset-based fee that the Advisor receives with respect to the assets invested through its model portfolio product. The Board also considered information provided by the Advisor on the Advisor’s estimated gross profitability with respect to the Fund and Fund operating expenses to be reimbursed by the Advisor.

The Board considered that since there is no advisory fee, economies of scale were not a factor.

Fall-Out Benefits to the Advisor from its Relationship to the Funds

The Board considered information regarding any indirect benefits to the Advisor that could be identified from its relationship to the Fund. In particular, the Board considered that the Advisor has the ability to use commission sharing arrangements that allow the Advisor to pay for third-party research using soft dollars from the equity funds’ commissions as well as other clients of the Advisor. The Board considered that the bundled research services and the use of commission sharing arrangements provides valuable information or service to the Advisor’s investment research process, which benefits the Fund (as well as the Advisor who uses (or can use) the research for the benefit of the Advisor’s other clients).

* * * *

Based on its review, including its consideration of each of the factors referred to above, the Board, including all of the Independent Trustees, concluded that the terms of the Advisory Agreement are fair and reasonable and that the renewal of the Fund’s Advisory Agreement is in the best interests of the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable because the code of ethics is available without charge, upon request, by calling toll-free at 1-800-796-5606.

(2) Not applicable.

(3) Certifications for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hotchkis and Wiley Funds

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Anna Marie Lopez
Anna Marie Lopez, Principal Executive Officer

Date	August 27, 2026

By (Signature and Title)	/s/ James Menvielle
James Menvielle, Principal Financial Officer

Date	August 27, 2026